                                                              File Nos. 33-85916
                                                                        811-8848

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 18

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 39

                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
              (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                              Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

            ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2002 pursuant to paragraph (b)of Rule 485
            ___  60 days after filing pursuant to paragraph (a) (1) of Rule 485
            ___  on (date) pursuant to paragraph (a) (1) of Rule 485
            ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2001 was filed on or before March 30, 2002.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.      CAPTION IN PROSPECTUS
-----------------      ---------------------
1                      Cover Page

2                      Special Terms

3                      Summary of Contract Features; Summary of Fees and Expenses

4                      Condensed Financial Information; Performance Information

5 Description of the Companies, the Variable Accounts, and the Underlying Investment Companies

6                      Charges and Deductions

7                      Description of the Contract

8                      Electing the Form of Annuity and the Annuity Date;
                       Description of Variable Annuity Payout Options; Annuity
                       Benefit Payments

9                      Death Benefit

10                     Payments; Computation of Values; Distribution

11                     Surrender; Withdrawals; Charges for Surrender and
                       Withdrawal; Withdrawal Without Surrender Charge;
                       Texas Optional Retirement Program

12                     Federal Tax Considerations

13                     Legal Matters

14                     Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO.      CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------      ----------------------------------------------
15                     Cover Page

16                     Table of Contents

17                     General Information and History

18                     Services

19                     Underwriters

20                     Underwriters




21                     Performance Information

22                     Annuity Benefit Payments

23                     Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Pioneer Vision 2 variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This Prospectus also includes important information about the Pioneer Vision contract which is no longer being sold. See Appendix D.


A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by completing the attached request card or by calling Annuity Client Services at 1-800-688-9915. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-P is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following portfolios:


PIONEER VARIABLE CONTRACTS TRUST                    AIM VARIABLE INSURANCE FUNDS
Pioneer America Income VCT Portfolio                AIM V.I. Aggressive Growth Fund
Pioneer Balanced VCT Portfolio                      AIM V.I. Capital Appreciation Fund
Pioneer Emerging Markets VCT Portfolio
Pioneer Equity Income VCT Portfolio                 ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Pioneer Europe VCT Portfolio                        (CLASS B)
Pioneer Fund VCT Portfolio                          Alliance Premier Growth Portfolio
Pioneer Global Financials VCT Portfolio             Alliance Technology Portfolio
Pioneer Global Health Care VCT Portfolio
Pioneer Global Telecoms VCT Portfolio               DELAWARE VIP TRUST (SERVICE CLASS)
Pioneer Growth Shares VCT Portfolio                 Delaware VIP Growth Opportunities Series
Pioneer High Yield VCT Portfolio                    Delaware VIP Select Growth Series
Pioneer International Value VCT Portfolio
Pioneer Mid Cap Value VCT Portfolio                 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Pioneer Money Market VCT Portfolio                  (CLASS 2)
Pioneer Real Estate Shares VCT Portfolio            FT VIP Franklin Small Cap Fund
Pioneer Science & Technology VCT Portfolio          FT VIP Templeton Foreign Securities Fund
Pioneer Small Cap Value VCT Portfolio               FT VIP Templeton Global Asset Allocation Fund
Pioneer Small Company VCT Portfolio
Pioneer Strategic Income VCT Portfolio              VAN KAMPEN LIFE INVESTMENT TRUST
                                                    Van Kampen LIT Emerging Growth Portfolio


The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2002

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        14
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS AND THE
 UNDERLYING INVESTMENT COMPANIES............................        19
INVESTMENT OBJECTIVES AND POLICIES..........................        21
PERFORMANCE INFORMATION.....................................        23
DESCRIPTION OF THE CONTRACT.................................        25
  PAYMENTS..................................................        25
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............        26
  RIGHT TO CANCEL ALL OTHER CONTRACTS.......................        26
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        26
  TRANSFER PRIVILEGE........................................        27
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        27
  SURRENDER.................................................        28
  WITHDRAWALS...............................................        29
        Systematic Withdrawals..............................        29
        Life Expectancy Distributions.......................        29
  DEATH BENEFIT.............................................        30
        Death of the Annuitant Prior to the Annuity Date....        30
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        31
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        31
        Death of the Annuitant On or After the Annuity
        Date................................................        31
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        31
  OPTIONAL ENHANCED EARNINGS RIDER..........................        32
  ASSIGNMENT................................................        34
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........        35
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............        36
  ANNUITY BENEFIT PAYMENTS..................................        37
        Determination of the First Variable Annuity Benefit
        Payment.............................................        37
        The Annuity Unit....................................        37
        Determination of the Number of Annuity Units........        37
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        37
  NORRIS DECISION...........................................        38
  COMPUTATION OF VALUES.....................................        38
        The Accumulation Unit...............................        38
        Net Investment Factor...............................        39
CHARGES AND DEDUCTIONS......................................        40
  VARIABLE ACCOUNT DEDUCTIONS...............................        40
        Mortality and Expense Risk Charge...................        40
        Administrative Expense Charge.......................        40
        Other Charges.......................................        40
  CONTRACT FEE..............................................        41
  OPTIONAL RIDER CHARGE.....................................        41
  PREMIUM TAXES.............................................        41
  SURRENDER CHARGE..........................................        42
        Charges for Surrender and Withdrawal................        42
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        43
        Withdrawal Without Surrender Charge.................        44
        Surrenders..........................................        44
        Charge at the Time Annuity Benefit Payments Begin...        45

  TRANSFER CHARGE...........................................        45
GUARANTEE PERIOD ACCOUNTS...................................        46
FEDERAL TAX CONSIDERATIONS..................................        48
  GENERAL...................................................        48
        The Company.........................................        48
        Diversification Requirements........................        48
        Investor Control....................................        48
  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        49
  TAXATION OF THE CONTRACT IN GENERAL.......................        49
        Withdrawals Prior to Annuitization..................        49
        Annuity Payouts After Annuitization.................        49
        Penalty on Distribution.............................        49
        Assignments or Transfers............................        50
        Nonnatural Owners...................................        50
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        50
  TAX WITHHOLDING...........................................        50
  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.........        51
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        51
        Individual Retirement Annuities.....................        51
        Status of Death Benefits in IRAs....................        51
        Tax-Sheltered Annuities.............................        52
        Texas Optional Retirement Program...................        52
STATEMENTS AND REPORTS......................................        52
LOANS (QUALIFIED CONTRACTS ONLY)............................        53
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        53
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        54
VOTING RIGHTS...............................................        54
DISTRIBUTION................................................        54
LEGAL MATTERS...............................................        55
FURTHER INFORMATION.........................................        55
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       B-1
APPENDIX C -- THE DEATH BENEFIT.............................       C-1
APPENDIX D -- DIFFERENCES UNDER THE PIONEER VISION CONTRACT
 (FORM A3023-95)............................................       D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION...............       E-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACTS, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         4
EXCHANGE OFFER..............................................         6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         8
DISCONTINUATION OF THE OPTIONAL MINIMUM GUARANTEED ANNUITY
 PAYMENT (M-GAP) RIDER......................................         9
PERFORMANCE INFORMATION.....................................        10
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under the Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Portfolio.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING PORTFOLIOS (PORTFOLIOS): an investment portfolio of the Pioneer Variable Contracts Trust ("Pioneer VCT"), AIM Variable Insurance Funds ("AIM"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), or Van Kampen Life Investment Trust ("Van Kampen").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Portfolios is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Portfolio's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-P, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Portfolios.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the Pioneer Vision 2 Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Portfolios. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.


                                                                COMPLETE YEARS
                                                                 FROM DATE OF
                                                                    PAYMENT        CHARGE
(1) CONTRACT CHARGES:                                           ---------------    ------
                                                                  Less than 1        7%
                                                                  Less than 2        6%
                                                                  Less than 3        5%
                                                                  Less than 4        4%
                                                                  Less than 5        3%
                                                                  Less than 6        2%
                                                                  Less than 7        1%
                                                                  Thereafter         0%
SURRENDER CHARGE:*
  During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any
  commutable period certain option or a noncommutable period certain option of less than ten years. The charge is a
  percentage of payments withdrawn (in excess of any amount
  that is free of surrender charge) within the indicated
  time period.

*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "Reduction or
  Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER
  CHARGE" in the CHARGES AND DEDUCTIONS section.

                                                                                    None
TRANSFER CHARGE:
  The Company currently does not charge for processing
  transfers, and guarantees that the first 12 transfers in a
  Contact year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right
  to assess a charge, guaranteed never to exceed $25, to
  reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                                                $30
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to
  and maintained by the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGES:
  Under the following Riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each
  Contract month and, if applicable, at termination of the
  rider. The charge on an annual basis as a percentage of
  the Accumulated Value is:
    Enhanced Earnings Rider                                                        0.20%
  If you elected one of the following riders prior to their
  discontinuance on 1/31/02, the charge is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                       0.25%
      with a ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                       0.15%
      with a fifteen-year waiting period:

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUAR-
ANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                                               1.25%
  ADMINISTRATIVE EXPENSE CHARGE:                                                   0.15%
                                                                                   ------
  TOTAL ANNUAL EXPENSES:                                                           1.40%

(3) ANNUAL UNDERLYING PORTFOLIO EXPENSES:
Total expenses of the Underlying Portfolios are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Portfolios. The following table shows the expenses of the Underlying
Portfolios as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING PORTFOLIO INFORMATION BELOW WAS
PROVIDED BY THE UNDERLYING PORTFOLIOS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.



                                                                             OTHER EXPENSES      TOTAL PORTFOLIO
                                           MANAGEMENT FEE                      (AFTER ANY           EXPENSES
                                             (AFTER ANY        FEES UNDER    REIMBURSEMENTS/   (AFTER ANY WAIVERS/
UNDERLYING PORTFOLIO                     VOLUNTARY WAIVERS)   12B-1 PLANS*      WAIVERS)         REIMBURSEMENTS)
--------------------                     ------------------   ------------   ---------------   -------------------
Pioneer America Income VCT Portfolio...         0.54%             0.00%           0.30%         0.84%(1)(2)
Pioneer Balanced VCT Portfolio.........         0.65%             0.00%           0.19%         0.84%
Pioneer Emerging Markets VCT
 Portfolio.............................         0.09%             0.00%           1.66%         1.75%(3)
Pioneer Equity Income VCT Portfolio....         0.65%             0.00%           0.10%         0.75%
Pioneer Europe VCT Portfolio...........         0.51%             0.00%           0.99%         1.50%(3)
Pioneer Fund VCT Portfolio.............         0.65%             0.00%           0.09%         0.74%
Pioneer Global Financials VCT
 Portfolio**...........................         0.00%             0.00%           1.25%         1.25%
Pioneer Global Health Care VCT
 Portfolio**...........................         0.00%             0.00%           1.25%         1.25%
Pioneer Global Telecoms VCT
 Portfolio**...........................         0.00%             0.00%           1.25%         1.25%
Pioneer Growth Shares VCT Portfolio....         0.70%             0.00%           0.15%         0.85%
Pioneer High Yield VCT Portfolio.......         0.62%             0.00%           0.63%         1.25%(3)
Pioneer International Value VCT
 Portfolio.............................         1.00%             0.00%           0.38%         1.38%
Pioneer Mid Cap Value VCT Portfolio....         0.65%             0.00%           0.14%         0.79%
Pioneer Money Market VCT Portfolio.....         0.50%             0.00%           0.28%         0.78%
Pioneer Real Estate Shares VCT
 Portfolio.............................         0.80%             0.00%           0.36%         1.16%
Pioneer Science & Technology VCT
 Portfolio.............................         0.00%             0.00%           1.25%         1.25%(3)
Pioneer Small Cap Value VCT
 Portfolio***..........................         0.00%             0.00%           1.25%         1.25%
Pioneer Small Company VCT
 Portfolio****.........................         0.00%             0.00%           1.25%         1.25%
Pioneer Strategic Income VCT
 Portfolio.............................         0.00%             0.00%           1.25%         1.25%(3)
AIM V.I. Aggressive Growth Fund........         0.80%             0.00%           0.41%         1.21%(4)
AIM V.I. Capital Appreciation Fund.....         0.61%             0.00%           0.24%         0.85%(4)
Alliance Premier Growth Portfolio
 (Class B).............................         1.00%             0.25%           0.04%         1.29%
Alliance Technology Portfolio
 (Class B).............................         1.00%             0.25%           0.08%         1.33%
Delaware VIP Growth Opportunities
 Series (Service Class)................         0.75%             0.15%           0.12%         1.02%(5)
Delaware VIP Select Growth
 Series (Service Class)................         0.75%             0.15%           0.13%         1.03%(5)
FT VIP Franklin Small Cap Fund
 (Class 2).............................         0.53%             0.25%           0.31%         1.09%(6)(7)
FT VIP Templeton Foreign Securities
 Fund (Class 2)........................         0.69%             0.25%           0.22%         1.16%(6)(7)
FT VIP Templeton Global Asset
 Allocation Fund.......................         0.61%             0.25%           0.20%         1.06%(6)
Van Kampen LIT Emerging Growth
 Portfolio.............................         0.70%             0.00%           0.06%         0.76%



*These expenses are fees paid by the Underlying Portfolios under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive service fees from the investment advisers or other service providers of certain Underlying Portfolios for providing various services to Contract owners. Currently the Company receives services fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Portfolios.

**Portfolios commenced operations on May 1, 2001; therefore expenses shown are annualized. For the fiscal year ended December 31, 2001, assuming no voluntary limitations, total expenses attributable to Class I shares as a percentage of average daily net assets were 40.08% for the Pioneer Global Financials VCT Portfolio, 27.02% for the Pioneer Global Health Care VCT Portfolio and 69.95% for the Pioneer Global Telecoms VCT Portfolio.



***Portfolio commenced operations on November 8, 2001; therefore expenses shown are estimated. For the fiscal year ending December 31, 2002, assuming no voluntary limitations, total expenses attributable to Class I shares as a percentage of average daily net assets are estimated to be 77.84% for the Pioneer Small Cap Value VCT Portfolio.



****Portfolio commenced operations on January 19, 2001; therefore expenses shown are annualized. For the fiscal year ended December 31, 2001, assuming no voluntary limitations, total expenses attributable to Class I shares as a percentage of average daily net assets were 7.49% for the Pioneer Small Company VCT Portfolio.



(1)Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2002 to limit its management fee and/or reimburse the Pioneer America Income VCT Portfolio for expenses to the extent that total expenses attributable to Class I shares will not exceed 1.25%. The Total Operating Expenses attributable to Class I shares of the portfolio were less than the expense limitation during 2001. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to the portfolio. This limitation/waiver is voluntary and temporary may be revised or terminated at any time.



(2)Absent expense offset arrangements and the management fee waiver described above, Management Fee, Other Expenses and Total Fund Expenses attributable to Class I shares for the fiscal year ended December 31, 2001, were 0.55%, 0.30% and 0.85%, respectively, for the Pioneer America Income VCT Portfolio. Assuming expense offset arrangements, other expenses attributable to Class I shares for the fiscal year ended December 31, 2001 were 0.28% for the Pioneer America Income VCT Portfolio.



(3)Pioneer has agreed voluntarily through December 31, 2002 to limit its management fee and/or reimburse each portfolio for expenses to the extent that total expenses attributable to Class I shares will not exceed 1.75% for the Pioneer Emerging Markets VCT Portfolio, 1.50% for the Pioneer Europe VCT Portfolio, and 1.25% for the Pioneer High Yield VCT Portfolio, Pioneer Science & Technology VCT Portfolio and Pioneer Strategic Income VCT Portfolio. For the fiscal year ended December 31, 2001, assuming no voluntary limitations, total expenses attributable to Class I shares as a percentage of average daily net assets were 3.83% for the Pioneer Emerging Markets VCT Portfolio, 1.99% for the Pioneer Europe VCT Portfolio, 1.28% for the Pioneer High Yield VCT Portfolio, 2.11% for the Pioneer Science & Technology VCT Portfolio, and 2.44% for the Pioneer Strategic Income VCT Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with



(4)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(5)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ('DMC'), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%.



(6)The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.



(7)For FT VIP Franklin Small Cap Fund and FT VIP Templeton Foreign Securities Fund, the managers had agreed in advance to make estimated reductions of 0.08% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission.

Including these reductions, the Total Annual Fund Operating Expenses are estimated to be 1.01% and 1.15%, respectively.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples further assume the Underlying Portfolio expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is deducted only when the accumulated value is less than $50,000. Lower costs apply to Contracts owned and maintained under a 401(k) plan. Because the expenses of the Underlying Portfolios differ, separate examples are used to illustrate the expenses incurred by the Owner on an investment in the various Sub-Accounts.

See Appendix D for the expense examples for Pioneer Vision Contracts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, and no
Rider:


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Pioneer America Income VCT Portfolio.......................    $84        $117       $151       $262
Pioneer Balanced VCT Portfolio.............................    $84        $117       $151       $262
Pioneer Emerging Markets VCT Portfolio.....................    $93        $143       $195       $349
Pioneer Equity Income VCT Portfolio........................    $83        $115       $147       $252
Pioneer Europe VCT Portfolio...............................    $90        $136       $183       $326
Pioneer Fund VCT Portfolio.................................    $83        $114       $146       $251
Pioneer Global Financials VCT Portfolio....................    $88        $129       $171       $302
Pioneer Global Health Care VCT Portfolio...................    $88        $129       $171       $302
Pioneer Global Telecoms VCT Portfolio......................    $88        $129       $171       $302
Pioneer Growth Shares VCT Portfolio........................    $84        $118       $152       $263
Pioneer High Yield VCT Portfolio...........................    $88        $129       $171       $302
Pioneer International Value VCT Portfolio..................    $89        $133       $177       $315
Pioneer Mid Cap Value VCT Portfolio........................    $84        $116       $149       $256
Pioneer Money Market VCT Portfolio.........................    $84        $116       $148       $255
Pioneer Real Estate Shares VCT Portfolio...................    $87        $126       $167       $293
Pioneer Science & Technology VCT Portfolio.................    $88        $129       $171       $302
Pioneer Small Cap Value VCT Portfolio......................    $88        $129       $171       $302
Pioneer Small Company VCT Portfolio........................    $88        $129       $171       $302
Pioneer Strategic Income VCT Portfolio.....................    $88        $129       $171       $302
AIM V.I. Aggressive Growth Fund............................    $88        $128       $169       $298
AIM V.I. Capital Appreciation Fund.........................    $84        $118       $152       $263
Alliance Premier Growth Portfolio..........................    $88        $130       $173       $306
Alliance Technology Portfolio..............................    $89        $131       $175       $310
Delaware VIP Growth Opportunities Series...................    $86        $122       $160       $280
Delaware VIP Select Growth Series..........................    $86        $123       $160       $281
FT VIP Franklin Small Cap Fund.............................    $87        $124       $163       $287
FT VIP Templeton Foreign Securities Fund...................    $87        $126       $167       $293
FT VIP Templeton Global Asset Allocation Fund..............    $86        $124       $162       $284
Van Kampen LIT Emerging Growth Portfolio...................    $83        $115       $147       $253

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of the Enhanced Earnings Rider (charge of 0.20% annually):



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Pioneer America Income VCT Portfolio.......................    $86        $123       $161       $282
Pioneer Balanced VCT Portfolio.............................    $86        $123       $161       $282
Pioneer Emerging Markets VCT Portfolio.....................    $95        $149       $204       $368
Pioneer Equity Income VCT Portfolio........................    $85        $120       $157       $273
Pioneer Europe VCT Portfolio...............................    $92        $142       $192       $345
Pioneer Fund VCT Portfolio.................................    $85        $120       $156       $272
Pioneer Global Financials VCT Portfolio....................    $90        $135       $181       $321
Pioneer Global Health Care VCT Portfolio...................    $90        $135       $181       $321
Pioneer Global Telecoms VCT Portfolio......................    $90        $135       $181       $321
Pioneer Growth Shares VCT Portfolio........................    $86        $123       $161       $283
Pioneer High Yield VCT Portfolio...........................    $90        $135       $181       $321
Pioneer International Value VCT Portfolio..................    $91        $138       $187       $334
Pioneer Mid Cap Value VCT Portfolio........................    $86        $122       $159       $277
Pioneer Money Market VCT Portfolio.........................    $86        $121       $158       $276
Pioneer Real Estate Shares VCT Portfolio...................    $89        $132       $176       $313
Pioneer Science & Technology VCT Portfolio.................    $90        $135       $181       $321
Pioneer Small Cap Value VCT Portfolio......................    $90        $135       $181       $321
Pioneer Small Company VCT Portfolio........................    $90        $135       $181       $321
Pioneer Strategic Income VCT Portfolio.....................    $90        $135       $181       $321
AIM V.I. Aggressive Growth Fund............................    $90        $134       $179       $318
AIM V.I. Capital Appreciation Fund.........................    $86        $123       $161       $283
Alliance Premier Growth Portfolio..........................    $90        $136       $183       $325
Alliance Technology Portfolio..............................    $91        $137       $184       $329
Delaware VIP Growth Opportunities Series...................    $88        $128       $170       $299
Delaware VIP Select Growth Series..........................    $88        $128       $170       $300
FT VIP Franklin Small Cap Fund.............................    $88        $130       $173       $306
FT VIP Templeton Foreign Securities Fund...................    $89        $132       $176       $313
FT VIP Templeton Global Asset Allocation Fund..............    $88        $129       $172       $303
Van Kampen LIT Emerging Growth Portfolio...................    $85        $121       $157       $274



(2)(a)If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no
Rider:



WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Pioneer America Income VCT Portfolio.......................    $23        $71        $122       $262
Pioneer Balanced VCT Portfolio.............................    $23        $71        $122       $262
Pioneer Emerging Markets VCT Portfolio.....................    $32        $98        $167       $349
Pioneer Equity Income VCT Portfolio........................    $22        $69        $117       $252
Pioneer Europe VCT Portfolio...............................    $30        $91        $155       $326
Pioneer Fund VCT Portfolio.................................    $22        $68        $117       $251
Pioneer Global Financials VCT Portfolio....................    $27        $84        $142       $302
Pioneer Global Health Care VCT Portfolio...................    $27        $84        $142       $302
Pioneer Global Telecoms VCT Portfolio......................    $27        $84        $142       $302
Pioneer Growth Shares VCT Portfolio........................    $23        $72        $123       $263
Pioneer High Yield VCT Portfolio...........................    $27        $84        $142       $302
Pioneer International Value VCT Portfolio..................    $29        $87        $149       $315
Pioneer Mid Cap Value VCT Portfolio........................    $23        $70        $119       $256
Pioneer Money Market VCT Portfolio.........................    $23        $69        $119       $255
Pioneer Real Estate Shares VCT Portfolio...................    $26        $81        $138       $293

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Pioneer Science & Technology VCT Portfolio.................    $27        $84        $142       $302
Pioneer Small Cap Value VCT Portfolio......................    $27        $84        $142       $302
Pioneer Small Company VCT Portfolio........................    $27        $84        $142       $302
Pioneer Strategic Income VCT Portfolio.....................    $27        $84        $142       $302
AIM V.I. Aggressive Growth Fund............................    $27        $82        $141       $298
AIM V.I. Capital Appreciation Fund.........................    $23        $72        $123       $263
Alliance Premier Growth Portfolio..........................    $28        $85        $144       $306
Alliance Technology Portfolio..............................    $28        $86        $146       $310
Delaware VIP Growth Opportunities Series...................    $25        $77        $131       $280
Delaware VIP Select Growth Series..........................    $25        $77        $132       $281
FT VIP Franklin Small Cap Fund.............................    $26        $79        $135       $287
FT VIP Templeton Foreign Securities Fund...................    $26        $81        $138       $293
FT VIP Templeton Global Asset Allocation Fund..............    $25        $78        $133       $284
Van Kampen LIT Emerging Growth Portfolio...................    $22        $69        $118       $253



(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of the Enhanced Earnings Rider (charge of 0.20% annually):



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Pioneer America Income VCT Portfolio.......................    $25        $ 77       $132       $282
Pioneer Balanced VCT Portfolio.............................    $25        $ 77       $132       $282
Pioneer Emerging Markets VCT Portfolio.....................    $34        $104       $176       $368
Pioneer Equity Income VCT Portfolio........................    $24        $ 75       $128       $273
Pioneer Europe VCT Portfolio...............................    $32        $ 97       $164       $345
Pioneer Fund VCT Portfolio.................................    $24        $ 74       $127       $272
Pioneer Global Financials VCT Portfolio....................    $29        $ 89       $152       $321
Pioneer Global Health Care VCT Portfolio...................    $29        $ 89       $152       $321
Pioneer Global Telecoms VCT Portfolio......................    $29        $ 89       $152       $321
Pioneer Growth Shares VCT Portfolio........................    $25        $ 78       $133       $283
Pioneer High Yield VCT Portfolio...........................    $29        $ 89       $152       $321
Pioneer International Value VCT Portfolio..................    $30        $ 93       $159       $334
Pioneer Mid Cap Value VCT Portfolio........................    $25        $ 76       $130       $277
Pioneer Money Market VCT Portfolio.........................    $25        $ 75       $129       $276
Pioneer Real Estate Shares VCT Portfolio...................    $28        $ 87       $148       $313
Pioneer Science & Technology VCT Portfolio.................    $29        $ 89       $152       $321
Pioneer Small Cap Value VCT Portfolio......................    $29        $ 89       $152       $321
Pioneer Small Company VCT Portfolio........................    $29        $ 89       $152       $321
Pioneer Strategic Income VCT Portfolio.....................    $29        $ 89       $152       $321
AIM V.I. Aggressive Growth Fund............................    $29        $ 88       $150       $318
AIM V.I. Capital Appreciation Fund.........................    $25        $ 78       $133       $283
Alliance Premier Growth Portfolio..........................    $30        $ 91       $154       $325
Alliance Technology Portfolio..............................    $30        $ 92       $156       $329
Delaware VIP Growth Opportunities Series...................    $27        $ 83       $141       $299
Delaware VIP Select Growth Series..........................    $27        $ 83       $141       $300
FT VIP Franklin Small Cap Fund.............................    $28        $ 85       $144       $306
FT VIP Templeton Foreign Securities Fund...................    $28        $ 87       $148       $313
FT VIP Templeton Global Asset Allocation Fund..............    $27        $ 84       $143       $303
Van Kampen LIT Emerging Growth Portfolio...................    $24        $ 75       $128       $274

(3)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually):



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Pioneer America Income VCT Portfolio.......................    $87        $124       $163       $287
Pioneer Balanced VCT Portfolio.............................    $87        $124       $163       $287
Pioneer Emerging Markets VCT Portfolio.....................    $95        $150       $206       $372
Pioneer Equity Income VCT Portfolio........................    $86        $122       $159       $278
Pioneer Europe VCT Portfolio...............................    $93        $143       $195       $349
Pioneer Fund VCT Portfolio.................................    $86        $122       $159       $277
Pioneer Global Financials VCT Portfolio....................    $90        $136       $183       $326
Pioneer Global Health Care VCT Portfolio...................    $90        $136       $183       $326
Pioneer Global Telecoms VCT Portfolio......................    $90        $136       $183       $326
Pioneer Growth Shares VCT Portfolio........................    $87        $125       $164       $288
Pioneer High Yield VCT Portfolio...........................    $90        $136       $183       $326
Pioneer International Value VCT Portfolio..................    $92        $140       $189       $338
Pioneer Mid Cap Value VCT Portfolio........................    $86        $123       $161       $282
Pioneer Money Market VCT Portfolio.........................    $86        $123       $160       $281
Pioneer Real Estate Shares VCT Portfolio...................    $90        $134       $179       $318
Pioneer Science & Technology VCT Portfolio.................    $90        $136       $183       $326
Pioneer Small Cap Value VCT Portfolio......................    $90        $136       $183       $326
Pioneer Small Company VCT Portfolio........................    $90        $136       $183       $326
Pioneer Strategic Income VCT Portfolio.....................    $90        $136       $183       $326
AIM V.I. Aggressive Growth Fund............................    $90        $135       $181       $322
AIM V.I. Capital Appreciation Fund.........................    $87        $125       $164       $288
Alliance Premier Growth Portfolio..........................    $91        $137       $185       $330
Alliance Technology Portfolio..............................    $91        $138       $187       $334
Delaware VIP Growth Opportunities Series...................    $88        $130       $172       $304
Delaware VIP Select Growth Series..........................    $88        $130       $173       $305
FT VIP Franklin Small Cap Fund.............................    $89        $132       $175       $311
FT VIP Templeton Foreign Securities Fund...................    $90        $134       $179       $318
FT VIP Templeton Global Asset Allocation Fund..............    $89        $131       $174       $308
Van Kampen LIT Emerging Growth Portfolio...................    $86        $122       $159       $279



(3)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually):



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Pioneer America Income VCT Portfolio.......................    $26        $ 79       $135       $287
Pioneer Balanced VCT Portfolio.............................    $26        $ 79       $135       $287
Pioneer Emerging Markets VCT Portfolio.....................    $35        $106       $179       $372
Pioneer Equity Income VCT Portfolio........................    $25        $ 76       $130       $278
Pioneer Europe VCT Portfolio...............................    $32        $ 98       $167       $349
Pioneer Fund VCT Portfolio.................................    $25        $ 76       $130       $277
Pioneer Global Financials VCT Portfolio....................    $30        $ 91       $155       $326
Pioneer Global Health Care VCT Portfolio...................    $30        $ 91       $155       $326
Pioneer Global Telecoms VCT Portfolio......................    $30        $ 91       $155       $326
Pioneer Growth Shares VCT Portfolio........................    $26        $ 79       $135       $288

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Pioneer High Yield VCT Portfolio...........................    $30        $ 91       $155       $326
Pioneer International Value VCT Portfolio..................    $31        $ 95       $161       $338
Pioneer Mid Cap Value VCT Portfolio........................    $25        $ 77       $132       $282
Pioneer Money Market VCT Portfolio.........................    $25        $ 77       $132       $281
Pioneer Real Estate Shares VCT Portfolio...................    $29        $ 88       $150       $318
Pioneer Science & Technology VCT Portfolio.................    $30        $ 91       $155       $326
Pioneer Small Cap Value VCT Portfolio......................    $30        $ 91       $155       $326
Pioneer Small Company VCT Portfolio........................    $30        $ 91       $155       $326
Pioneer Strategic Income VCT Portfolio.....................    $30        $ 91       $155       $326
AIM V.I. Aggressive Growth Fund............................    $29        $ 90       $153       $322
AIM V.I. Capital Appreciation Fund.........................    $26        $ 79       $135       $288
Alliance Premier Growth Portfolio..........................    $30        $ 92       $157       $330
Alliance Technology Portfolio..............................    $30        $ 93       $159       $334
Delaware VIP Growth Opportunities Series...................    $27        $ 84       $143       $304
Delaware VIP Select Growth Series..........................    $28        $ 84       $144       $305
FT VIP Franklin Small Cap Fund.............................    $28        $ 86       $147       $311
FT VIP Templeton Foreign Securities Fund...................    $29        $ 88       $150       $318
FT VIP Templeton Global Asset Allocation Fund..............    $28        $ 85       $145       $308
Van Kampen LIT Emerging Growth Portfolio...................    $25        $ 76       $131       $279


*The Contract fee is not deducted after annuitization. A surrender charge is assessed at the time of annuitization if you elect a noncommutable fixed period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect any life contingency option or a noncommutable fixed period certain option of ten years or longer.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE PIONEER VISION 2 VARIABLE ANNUITY?

The Pioneer Vision 2 variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family during the accumulation phase;

    - income payments that you can receive for life;

    - issue age up to your 90th birthday (as long as the Annuitant is under age 90.)

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among the available Sub-Accounts investing in the Underlying Portfolios (you may utilize up to seventeen Sub-Accounts at any one time, in addition to the Pioneer Money Market VCT Portfolio), to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Portfolios and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below: WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

I HAVE THE PIONEER VISION CONTRACT (FORM A3023-95) -- ARE THERE ANY DIFFERENCES
  BETWEEN THIS AND PIONEER VISION 2?

Yes. If your Contract is issued on Form No. A3023-95, the first version of Pioneer Vision, it is basically similar to the Contract described in this Prospectus ("Pioneer Vision 2") except as specifically indicated in APPENDIX D -- DIFFERENCES UNDER THE PIONEER VISION CONTRACT (FORM A3023-95). Note that APPENDIX D also includes the cumulative expense tables for the Pioneer Vision Contract (Form A3023-95). The form number is located in the bottom left-hand corner of your Contract pages, and may include some numbers or letters in addition to A3023-95 in order to identify state variations.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Portfolios, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to the beneficiary for ten years in the event that the Annuitant dies before the end of ten years;


    - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.


WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must also be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and one or more beneficiaries. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment ($2,000 for IRA's) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted for certain qualified plans and where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among one or more of the variable Sub-Accounts investing in the Underlying Portfolios (up to a total of seventeen Sub-Accounts may be utilized at any one time, in addition to the Pioneer Money Market VCT Portfolio), the Guarantee Period Accounts and the Fixed Account.

THE VARIABLE ACCOUNT.  You have a choice of the following Underlying Portfolios:


Pioneer America Income VCT Portfolio           Pioneer Real Estate Shares VCT Portfolio
Pioneer Balanced VCT Portfolio                 Pioneer Science & Technology VCT Portfolio
Pioneer Emerging Markets VCT Portfolio         Pioneer Small Cap Value VCT Portfolio
Pioneer Equity Income VCT Portfolio            Pioneer Small Company VCT Portfolio
Pioneer Europe VCT Portfolio                   Pioneer Strategic Income VCT Portfolio
Pioneer Fund VCT Portfolio                     AIM V.I. Aggressive Growth Fund
Pioneer Global Financials VCT Portfolio        AIM V.I. Capital Appreciation Fund
Pioneer Global Health Care VCT Portfolio       Alliance Premier Growth Portfolio
Pioneer Global Telecoms VCT Portfolio          Alliance Technology Portfolio
Pioneer Growth Shares VCT Portfolio            Delaware VIP Growth Opportunities Series
Pioneer High Yield VCT Portfolio               Delaware VIP Select Growth Series
Pioneer International Value VCT                FT VIP Franklin Small Cap Fund
Portfolio
Pioneer Mid Cap Value VCT Portfolio            FT VIP Templeton Foreign Securities Fund
Pioneer Money Market VCT Portfolio             FT VIP Templeton Global Asset Allocation Fund
                                               Van Kampen LIT Emerging Growth Portfolio


Each Underlying Portfolio operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Portfolios to meet your particular investment needs. For a more detailed description of the Underlying Portfolios, see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS AND/OR SOME OF THE SUB-ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING PORTFOLIOS?


Pioneer Investment Management, Inc. is the investment adviser to each Portfolio of Pioneer Variable Contracts Trust. A I M Advisors, Inc. is the investment adviser for the AIM V.I. Capital Appreciation Fund of AIM Variable Insurance Funds. Alliance Capital Management, L.P. serves as the investment adviser to the Alliance Premier Growth Portfolio and Alliance Technology Portfolio of Alliance Variable Products Series Fund, Inc. Delaware Management Company is the investment adviser for the Delaware VIP Growth Opportunities Series and Delaware VIP Select Growth Series of Delaware VIP Trust. The investment adviser for FT VIP Franklin Small Cap Fund is Franklin Advisers, LLC. Templeton Investment Counsel, LLC. is the adviser to the FT VIP Templeton Global Asset Allocation Fund and the FT VIP Templeton Foreign Securities Fund of Franklin Templeton Variable Insurance Products Trust. The investment adviser for the Van Kampen LIT Emerging Growth Portfolio of the Van Kampen Life Investment Trust is Van Kampen Asset Management Inc.


CAN I MAKE TRANSFERS AMONG THE INVESTMENT CHOICES?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts, the Guarantee Period Accounts, and the Fixed Account. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Pioneer Money Market VCT Portfolio,are utilized at any one time. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge, but reserves the right to assess a processing charge guaranteed never to exceed $25. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.


You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Portfolios or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be income if you are under age 59 1/2. Each calendar year you can take without a surrender charge the greatest of 100% of Cumulative Earnings, 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy if the Owner is a trust or other nonnatural person.) Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment, which may increase or decrease the value of the account, may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)


In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued, and before age 65, you become disabled. Also, except in New York and New Jersey where it is not permitted by state law, you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" in "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS.


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:


    - The Accumulated Value on the Valuation Date that the Company receives proof of death, and all necessary claim paperwork, increased by any positive Market Value Adjustment;


    - Gross payments, with interest compounding daily at an effective annual yield of 5% starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase (5% compounding not available in Hawaii and New York), decreased proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.


At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT.").



In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.


WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from your Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender your Contract, make withdrawals, or receive payments under certain annuity payout options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 7% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.


The Company will deduct, on a daily basis, an annual Mortality and Expense Risk Charge and an Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Underlying Portfolio. The Portfolios will incur certain management fees and expenses which are more fully described in "Other Charges" under "VARIABLE ACCOUNT DEDUCTIONS" and in the prospectuses of the Underlying Portfolios, which accompany this Prospectus. These charges vary among the Underlying Portfolios and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. For more specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Portfolio Expenses" under the SUMMARY OF FEES AND EXPENSES section.



If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value. For specific charges, see "OPTIONAL RIDER CHARGE" under CHARGES AND DEDUCTIONS.


CAN I EXAMINE THE CONTRACT?


Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or
(2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                    AND THE UNDERLYING INVESTMENT COMPANIES


THE COMPANIES Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").



First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 2001, First Allmerica and its subsidiaries had over $24.3 billion in combined assets and over $38.1 billion of life insurance in force. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS Each Company maintains a separate account called Separate Account VA-P (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on October 27, 1994. The Variable Account of First Allmerica was authorized by the vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.

Separate Account VA-P is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Contract are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company may offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. The Variable Account also may invest in other Underlying Portfolios which are not available to the Contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES


PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.



AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Capital Appreciation Fund and AIM V.I. Aggressive Growth Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.  Alliance Variable Products
Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Two of its separate investment portfolios are currently available under the Contract. Alliance Variable Products
Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.


DELAWARE VIP TRUST. Delaware VIP Trust ("Delaware VIP"), previously a Maryland corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Delaware VIP Growth Opportunities Series and the Delaware VIP Select Growth Series. Delaware Management and its predecessors have been managing the funds in the Delaware Investments family since 1938.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2000) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Small Cap Fund is Franklin Advisers, LLC. Templeton Investment Counsel LLC is the investment adviser to the FT VIP Templeton Global Asset Allocation Strategy Fund and FT VIP Foreign Securities Fund.


VAN KAMPEN LIFE INVESTMENT TRUST. Van Kampen Life Investment Trust ("Van Kampen") is a diversified, open-end management investment company registered with the SEC under the 1940 Act. Van Kampen Asset Management Inc. is the investment adviser for the Van Kampen LIT Emerging Growth Portfolio. The adviser is a wholly owned subsidiary of Van Kampen Investments Inc., a diversified asset management company. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING PORTFOLIOS, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") are available upon request. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

PIONEER VARIABLE CONTRACTS TRUST:

PIONEER AMERICA INCOME VCT PORTFOLIO -- invests for as high a level of current income as is consistent with the preservation of capital. The portfolio invests in U.S. government securities.

PIONEER BALANCED VCT PORTFOLIO -- invests for capital growth and current income by actively managing investments in a diversified portfolio of common stocks and bonds.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests in securities of emerging market issuers for long-term growth of capital.

PIONEER EQUITY INCOME VCT PORTFOLIO -- invests in a portfolio of income producing equity securities of U.S. corporations for current income and long-term capital growth.

PIONEER EUROPE VCT PORTFOLIO -- invests in European issuers for long-term growth of capital.


PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.


PIONEER GLOBAL FINANCIALS VCT PORTFOLIO -- invests for capital growth through a concentrated portfolio of securities consisting primarily of equity securities of financial services companies.

PIONEER GLOBAL HEALTH CARE VCT PORTFOLIO -- invests for capital growth through a concentrated portfolio of securities consisting primarily of equity securities of health care companies.

PIONEER GLOBAL TELECOMS VCT PORTFOLIO -- invests for capital growth through a concentrated portfolio of securities consisting primarily of equity securities of telecommunications companies.

PIONEER GROWTH SHARES VCT PORTFOLIO -- invests in equity securities for appreciation of capital.

PIONEER HIGH YIELD VCT PORTFOLIO -- invests in below investment grade debt securities and preferred stocks to maximize total return through a combination of income and capital appreciation.


PIONEER INTERNATIONAL VALUE VCT PORTFOLIO -- invests primarily in non-U.S. equity securities for long-term growth of capital (formerly known as Pioneer International Growth VCT Portfolio).


PIONEER MID CAP VALUE VCT PORTFOLIO -- invests in a diversified portfolio of common stocks for capital appreciation.

PIONEER MONEY MARKET VCT PORTFOLIO -- invests for current income consistent with preserving capital and providing liquidity.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective (formerly known as Pioneer Real Estate Growth VCT Portfolio).


PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO -- invests for capital growth in equity securities of issuers expected to benefit from the development, advancement or use of science or technology.


PIONEER SMALL CAP VALUE VCT PORTFOLIO -- seeks capital growth primarily through small companies.



PIONEER SMALL COMPANY VCT PORTFOLIO -- seeks capital appreciation primarily through small companies.


PIONEER STRATEGIC INCOME VCT PORTFOLIO -- invests in debt securities for a high level of current income.

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital

AIM V.I. CAPITAL APPRECIATION FUND -- seeks growth of capital.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

ALLIANCE TECHNOLOGY PORTFOLIO -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.


DELAWARE VIP TRUST:



DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies and the manager typically looks for companies that have established themselves within their industry, but still have growth potential.



DELAWARE VIP SELECT GROWTH SERIES -- seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for high earnings growth.


FRANKIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:


FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.



FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in emerging markets equity securities. This Fund formerly was known as FT VIP Templeton International Smaller Companies Fund.



FT VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND -- seeks high total return. The Fund invests primarily in equity securities of companies in any country , debt securities of companies and governments of any country , and in money market instruments. This Fund formerly was known as FT VIP Templeton Asset Strategy Fund.

VAN KAMPEN LIFE INVESTMENT TRUST:

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO -- seeks capital appreciation.

If there is a material change in the investment policy of a Sub-Account or the Underlying Portfolio in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION

The Pioneer Vision 2 Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and (2) the periods that the Underlying Portfolios have been in existence (Tables 2A and 2B). Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Portfolios and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that it is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. All performance tables referenced in this section may be found in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Pioneer Money Market VCT Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Portfolio other than the Pioneer Money Market VCT Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Portfolio charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of the Enhanced Earnings Rider charge.

Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B in the SAI is calculated in exactly the same manner as that in Tables 1A and 1B, respectively; however, the period of time is based on the Underlying Portfolio's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Portfolio was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                          DESCRIPTION OF THE CONTRACT

PAYMENTS


The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.


Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office, on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:


    - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.


    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Pioneer Money Market VCT Portfolio.

Generally, unless otherwise requested, all subsequent payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Pioneer Money Market VCT Portfolio.


This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Portfolio. These and similar activities may adversely affect an Underlying Portfolio's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.



In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Portfolios. In addition, some of the Underlying Portfolios have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Portfolio's investment adviser, the Underlying Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.


RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) the amounts allocated to the Fixed and Guaranteed Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts plus any amounts deducted under the Contract or by the Underlying Portfolios for taxes, charges or fees. At the time the Contract is issued the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of
(a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.


TELEPHONE TRANSACTIONS PRIVILEGE



Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.


TRANSFER PRIVILEGE


Prior to the Annuity Date and subject to the market timing limitations described above in "PAYMENTS", the Owner may transfer amounts among investment options at any time upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Pioneer Money Market VCT Portfolio, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Pioneer Money Market VCT Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


The first twelve transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.


The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Portfolios that it may provide such services to. The Company does not charge the Owner for providing additional support services.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Pioneer Money Market VCT Portfolio or the Sub-Account investing in the Pioneer America Income VCT Portfolio (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Portfolio being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information, see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only a Contract annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal, satisfactory to the Company. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be a minimum amount of $100. No withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000, except in New York where no specific balance is required. Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" under DESCRIPTION OF THE CONTRACT.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program." For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return by returning a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option (based upon the applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE CONTRACTS IN GENERAL." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.


DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout that payment's entire accumulation phase, decreased proportionately to reflect withdrawals (except in Hawaii and New York where
(b) equals gross payments decreased proportionately to reflect withdrawals); or
(c) the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal under (b) or (c), the proportionate reduction is calculated as follows:


                            Amount of the Withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal


This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;
(b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.


DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Portfolio. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Portfolio. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value will be based on the unit values next computed after receipt of due proof of death.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Portfolio and (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Portfolio. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

OPTIONAL ENHANCED EARNINGS RIDER



The Enhanced Earnings Rider (EER) may be elected at issue in most jurisdictions as long as the Annuitant has not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date. For specific charges see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.



The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.



CONDITIONS FOR PAYMENT OF THE EER BENEFIT



For any benefit to be payable under the EER, certain conditions must be met, as follows:



1.  The Annuitant's death must occur prior to the Annuity Date.



2.  The difference between (a) and (b) must be greater than zero, where:



    (a) is the Accumulated Value, and



    (b) is gross payments not previously withdrawn.



    If (a) minus (b) is zero or less, no benefit will be payable.



Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.



For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.



AMOUNT OF EER BENEFIT



ANNUITANT'S AGE AT ISSUE -- 0 TO 65 If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 66th birthday, it will be equal to the LESSER of:



(1) 80% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or



(2) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.



ANNUITANT'S AGE AT ISSUE -- 66 TO 70 If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 66th birthday and before his or her 71st birthday, it will be equal to the LESSER of:



(1) 40% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or



(2) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE -- 71 TO 75 If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his or her 76th birthday, it will be equal to the LESSER of:



(1) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or



(2) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.



The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.



EXAMPLES



EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.



The EER benefit on that date is equal to the LESSER of:



(1) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% X 100,000) = $40,000; or



(2) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% X (150,000 - 100,000)) = $20,000



The EER benefit is equal to $20,000 under (2), which is the lesser of $40,000 (40% X 100,000) and $20,000 (40% X (150,000 - 100,000)).



EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.



The EER benefit on that date is equal to the LESSER of:



(1) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% X $100,000) = $40,000; or



(2) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% X ($250,000 - $100,000)) = $60,000



The EER benefit is equal to $40,000 under (1), which is the lesser of $40,000 (40% X $100,000) and $60,000 (40% X ($250,000 - $100,000)).



EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:



(1) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% X $100,000) = $40,000; or



(2) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% X ($135,000 - $100,000)) = $14,000



The EER benefit is equal to $14,000 under (2), which is the lesser of $40,000 (40% X 100,000) and $14,000 (40% X ($135,000 - $100,000)).



EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.



Immediately after the withdrawal, the EER benefit is equal to the LESSER of:



(1) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% X $85,000) = $34,000; or



(2) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% X ($85,000 - $85,000)) = $0



The EER benefit is equal to $0 under (2), which is the lesser of $34,000 (40% X $85,000) and $0 (40% X ($85,000 - $85,000)).



TERMINATING THE EER



Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:



1.  the Annuity Date;



2.  the date the Contract is surrendered;



3.  the date the Company determines a death benefit is payable; or



4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.



If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Pioneer Money Market VCT Portfolio and the EER will terminate.



THE EER MAY NOT BE AVAILABLE IN ALL STATES.


ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

THE OWNER SELECTS THE ANNUITY DATE. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or
(2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed
90. The Internal Revenue Code (the "Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout option is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option(s) selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS," below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Pioneer Fund VCT Portfolio, Pioneer Growth Shares VCT Portfolio, Pioneer International Growth VCT Portfolio, and the Pioneer America Income VCT Portfolio.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity payout options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

       Where:  (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

               (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to 30. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS


DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.


The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For commutable period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts), and all variable period certain options, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.


For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.



NORRIS DECISION


In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Portfolios. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see "Annuity Benefit Payments" in the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Portfolios are described in the prospectuses and SAIs for the Underlying Portfolios.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.


Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.



OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAIs for the Underlying Portfolios contain additional information concerning expenses of the Underlying Portfolios and should be read in conjunction with the Prospectus.


CONTRACT FEE

A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract Fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the following classes of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Portfolios; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.


OPTIONAL RIDER CHARGE



Subject to state availability, the Company currently offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.



The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.20%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.



If you elected one of the following riders prior to their discontinuance on 1/31/02, the charge is:



Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
  with a ten-year waiting period:...........................  0.25%
Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
  with a fifteen-year waiting period:.......................  0.15%



For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.



PREMIUM TAXES


Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments -- accumulated payments invested in the Contract for more than seven years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

YEARS FROM   CHARGE AS PERCENTAGE OF
  DATE OF         NEW PAYMENTS
  PAYMENT           WITHDRAWN
-----------  -----------------------
Less than 1             7%
Less than 2             6%
Less than 3             5%
Less than 4             4%
Less than 5             3%
Less than 6             2%
Less than 7             1%
Thereafter              0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 7% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any one of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.


In addition, from time to time the Company may reduce or waive the surrender charge, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios, investment managers or Sub-Advisers of the Underlying Portfolios; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents. Finally, if permitted under state law, surrender charges will be waived under Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.


Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where          100% of Cumulative Earnings (calculated as the Accumulated
(1) is:        Value as of the Valuation Date the Company receives the
               withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

Where          15% of the Accumulated Value as of the Valuation Date the
(2) is:        Company receives the withdrawal request, or the following
               day, reduced by the total amount of any prior withdrawals
               made in the same calendar year to which no surrender charge was applied; and

Where          The amount calculated under the Company's life expectancy
(3) is:        distribution option (see Life Expectancy Distributions
               above) whether or not the withdrawal was part of such
               distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $2,250, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 15% of Accumulated Value ($2,250); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment. See GUARANTEE PERIOD ACCOUNTS.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Surrender Value under the Contract, net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the Accumulation Unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York Contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or any noncommutable fixed period certain option for ten or more years (six years or more under New York Contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Pioneer Money Market VCT Portfolio. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Portfolio. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. However, under Contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Accounts without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.


MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment applies to amounts deducted for Contract fees or Rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example 3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.


BUILD WITH INTEREST AND GROWTH PROGRAM. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the entire initial payment. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.



WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.


In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Portfolios will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "Provisions Applicable to Qualified Employer Plans" below.

TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity contract under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity contract for tax purposes, and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before the investment in the Contract is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2 or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to Owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contracts to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408(b) of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT.


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.


STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an

Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.



Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.



The Contract provides a standard death benefit that, under certain circumstances, may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. Although the Internal Revenue Service issued a favorable opinion letter with regard to this Contract, it has recently stopped issuing such letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will refrain from taking future actions with respect to such benefits.


TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax-exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA Contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA Contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Portfolios. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA contracts (i.e., contracts issued under Section 403(b) of the Code) and to contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisers and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Money Market Portfolio.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Portfolio no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Portfolios may be issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Portfolios may be also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies currently do not foresee any such disadvantages to either variable life owners or variable annuity owners, they intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If it were concluded that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Portfolio shares held by a Sub-Account, in the event that Underlying Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Underlying Portfolio shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation period, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Portfolio share. During the annuity period, the number of Underlying Portfolio shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Annuitant's voting interest in the Underlying Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 and members of the National Association of

Securities Dealers, Inc. ("NASD"). The Contracts also are offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.

The Company pays commissions, not to exceed 7.0% of payments, to broker-dealers that sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract's Accumulated Value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-688-9915.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.


The Fixed Account is part of the Company's General Account and is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


If the Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge Amount is withdrawn, while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least seven full Contract years.

STATE RESTRICTIONS. In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

           If the Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, if the Contract is issued after the Annuitant's 81st birthday, no payments or transfers to the Fixed Account will be permitted at any time.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Money Market Portfolio.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender based on hypothetical Accumulated Values:

          HYPOTHETICAL     WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED   WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE        CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------------  ----------  ---------
   1       $54,000.00      $ 8,100.00          7%      $3,213.00
   2        58,320.00        8,748.00          6%       2,974.32
   3        62,985.60       12,985.60          5%       2,500.00
   4        68,024.45       18,024.45          4%       2,000.00
   5        73,466.40       23,466.40          3%       1,500.00
   6        79,343.72       29,343.72          2%       1,000.00
   7        85,691.21       35,691.21          1%         500.00
   8        92,546.51       42,546.51          0%           0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals of the Owner's account, based on hypothetical Accumulated Values.

          HYPOTHETICAL                  WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED                WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE      WITHDRAWALS    CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------  -----------------  ----------  ---------
   1       $54,000.00   $     0.00      $ 8,100.00          7%       $  0.00
   2        58,320.00         0.00        8,748.00          6%          0.00
   3        62,985.60         0.00       12,985.60          5%          0.00
   4        68,024.45    30,000.00       18,024.45          4%        479.02
   5        41,066.40    10,000.00        6,159.96          3%        115.20
   6        33,551.72     5,000.00        5,032.76          2%          0.00
   7        30,835.85    10,000.00        4,625.38          1%         53.75
   8        22,502.72    15,000.00        3,375.41          0%          0.00


PART 2: MARKET VALUE ADJUSTMENT



The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365- 1



For purposes of the examples below:



i    =    the guaranteed interest rate being credited to the guarantee period.

j    =    the guaranteed interest rate on the date of surrender for
           the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n    =    the number of days from the date of surrender to the
           expiration date of the guarantee period.

The following examples assume:



    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.



    2. The date of surrender is seven years (2,555 days) from the expiration date.



    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.



    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.



    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.



NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*



Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17452

The market value adjustment    =  Maximum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17452 X $62,985.60 or -$8,349.25)

                               =  Maximum (-$10,992.38 or -$8,349.25)

                               =  -$8,349.25



*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.



NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**



Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11



**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*



Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.05)] TO THE POWER OF 2555/365 - 1

                               =  (1.02857) TO THE POWER OF 7 - 1

                               =  .21798

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $62,985.60 or $8,349.25)

                               =  Minimum of ($13,729.78 or $8,349.25)

                               =  $8,349.25



*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.



POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**



Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.00935) TO THE POWER OF 7 - 1

                               =  .06728

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $62,985.60

                               =  $4,237.90



*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL   HYPOTHETICAL
CONTRACT   ACCUMULATED    MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR        VALUE        ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
--------   ------------   ------------   -----------   -----------   -----------   -------------
    1       $53,000.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
    2        53,530.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
    3        58,883.00          0.00      58,883.00     57,881.25     55,125.00      58,883.00
    4        52,994.70        500.00      53,494.70     60,775.31     58,883.00      60,775.31
    5        58,294.17          0.00      58,294.17     63,814.08     60,775.31      63,814.08
    6        64,123.59        500.00      64,623.59     67,004.78     63,814.08      67,004.78
    7        70,535.95          0.00      70,535.95     70,355.02     67,004.78      70,535.95
    8        77,589.54        500.00      78,089.54     73,872.77     70,535.95      78,089.54
    9        85,348.49          0.00      85,348.49     77,566.41     78,089.54      85,348.49
   10        93,883.34          0.00      93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5%, reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                        HYPOTHETICAL                 HYPOTHETICAL
      CONTRACT          ACCUMULATED                  MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
        YEAR               VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
---------------------   ------------   -----------   ------------   -----------   -----------   -----------   -------------
          1              $53,000.00    $     0.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
          2               53,530.00          0.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
          3                3,883.00     50,000.00          0.00       3,883.00      4,171.13      3,972.50       4,171.13
          4                3,494.70          0.00        500.00       3,994.70      4,379.68      4,171.13       4,379.68
          5                3,844.17          0.00          0.00       3,844.17      4,598.67      4,379.68       4,598.67
          6                4,228.59          0.00        500.00       4,728.59      4,828.60      4,598.67       4,828.60
          7                4,651.45          0.00          0.00       4,651.45      5,070.03      4,828.60       5,070.03
          8                5,116.59          0.00        500.00       5,616.59      5,323.53      5,070.03       5,616.59
          9                5,628.25          0.00          0.00       5,628.25      5,589.71      5,616.59       5,628.25
         10                  691.07      5,000.00          0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the death Benefit based on the Hypothetical Accumulated Values.

               HYPOTHETICAL       HYPOTHETICAL
CONTRACT       ACCUMULATED        MARKET VALUE       HYPOTHETICAL
  YEAR            VALUE            ADJUSTMENT        DEATH BENEFIT
--------       ------------       ------------       -------------
    1           $53,000.00           $  0.00          $53,000.00
    2            53,530.00            500.00           54,030.00
    3            58,883.00              0.00           58,883.00
    4            52,994.70            500.00           53,494.70
    5            58,294.17              0.00           58,294.17
    6            64,123.59            500.00           64,623.59
    7            70,535.95              0.00           70,535.95
    8            77,589.54            500.00           78,089.54
    9            85,348.49              0.00           85,348.49
   10            93,883.34              0.00           93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
         DIFFERENCES UNDER THE PIONEER VISION CONTRACT (FORM A3023-95) ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (FORM A3023-95)
      FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FORM A3023-95GRC)


1. The Guarantee Period Accounts and the optional EER are not available under the Pioneer Vision Contract.


2. The waiver of surrender charge in Pioneer Vision 2 for disability prior to age 65, diagnosis of a terminal illness or confinement to a nursing home until the later of one year after issue or 90 days (see "Reduction or Elimination of Surrender Charge") is not available under the Pioneer Vision Contract. Only the waiver for disability is available under Pioneer Vision 2 Contracts issued in New York and New Jersey.

3. The death benefit under the Pioneer Vision Contract that is payable upon the death of the Annuitant (or an Owner who is also the Annuitant) is the greatest of: (1) the Accumulated Value under the Contract next determined following receipt of due proof of death at the Principal Office; (2) the total amount of gross payments made under the Contract reduced proportionately to reflect the amount of all prior partial withdrawals, or
    (3) the death benefit that would have been payable on the most recent fifth year policy anniversary, increased for subsequent payments and reduced proportionately to reflect withdrawals after that date.

4. The Withdrawal Without Surrender Charge Amount (the "Free Withdrawal Amount") under the Pioneer Vision Contract is the greatest of
    (1) cumulative earnings; (2) 10% of the Accumulated Value as of the Valuation Date coincident with or next following the date of the withdrawal request; or (3) the amount calculated under the Company's life expectancy distribution. The percentage available under the Pioneer Vision 2 Contract is 15% rather than 10%.

5.  The following transfer provision applies to the Pioneer Vision Contract:


TRANSFER PRIVILEGE. At any time prior to the Annuity Date, subject to the seventeen fund Sub-Account limitation and the market timing restrictions described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT, an owner may have amounts transferred among the Sub-Accounts or from the Sub-Accounts to the Fixed Account, where available. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to a written or telephone request. Except for transfers made under the automatic transfer option and for transfers made under contracts issued to residents of Texas, no transfers from the Fixed Account are permitted except during the 30-day period beginning on each Contract anniversary. During that 30-day "window" period, any amount (up to 100%) of Contract value in the Fixed Account may be transferred. In addition, in New York and Texas, transfers involving the Fixed Account outside this window period also are permitted if:
(1) there has been at least a 90-day period since the last transfer from the Fixed Account; and (2) the amount transferred from the Fixed Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.



The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined amount, not less than $100, on a periodic basis (monthly, bi-monthly, or quarterly) from the Sub-Account investing in the Pioneer Money Market VCT Portfolio or the Pioneer America Income VCT Portfolio (the source account) to one or more of the other Sub-Accounts. Automatic transfers may not be made into the Fixed Account or, if applicable, the Portfolio being used as the source account. The Fixed Account also may be used as the source account from which periodic automatic transfers will be made to any of the Sub-Accounts provided that (1) the amount of each monthly transfer cannot exceed 10% of the value in the Fixed Account as of the date of the first transfer; (2) each bimonthly transfer cannot exceed 20% of the value in the Fixed Account as of the date of the first transfer, and (3) each quarterly transfer cannot exceed 25% of the value in the Fixed Account as of the date of the first transfer. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with specified percentage allocations. As frequently as requested, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to reestablish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Portfolios that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Account Rebalancing may not be in effect simultaneously.

6.  The surrender charge under Pioneer Vision Contract (Form A3023-95) is:

YEARS FROM DATE       CHARGE AS PERCENTAGE OF NEW
  OF PAYMENT              PAYMENTS WITHDRAWN
---------------       ---------------------------
    0 - 3                          7%
      4                            6%
      5                            5%
      6                            4%
      7                            3%
 More than 7                       0%

7. For Pioneer Vision Contracts issued in Maryland, the surrender charge for monies surrendered out of the Variable Account is identical to the charge schedule shown in 6. above. Monies surrendered out of the Fixed Account, however, are subject to the following additional charges: in Year 8, measured from the date of payment, a 2% charge will apply, and in year 9 a 1% charge will apply.

8.  The Fixed Account under the Pioneer Vision Contract is not available in
    Oregon.


9. Because of the differences between the surrender charge (see 6. above) and the amount of the free withdrawal (see 4. above) in the Pioneer Vision Contract and Pioneer Vision 2 Contract, the following example applies to Owners of the Pioneer Vision Contract, and should be referred to rather than the examples on pages 10 and 11 of this Prospectus.

(1)(a) If, at the end of the applicable time period, the Contract is surrendered or annuitized* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no
Rider:


WITH SURRENDER CHARGE                                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------                                                             ------  -------  -------  --------
Pioneer America Income VCT Portfolio............................................   $88    $140     $172       $262
Pioneer Balanced VCT Portfolio..................................................   $88    $140     $172       $262
Pioneer Emerging Markets VCT Portfolio..........................................   $96    $165     $216       $349
Pioneer Equity Income VCT Portfolio.............................................   $87    $137     $167       $252
Pioneer Europe VCT Portfolio....................................................   $94    $158     $205       $326
Pioneer Fund VCT Portfolio......................................................   $87    $137     $167       $251
Pioneer Global Financials VCT Portfolio.........................................   $92    $151     $192       $302
Pioneer Global Health Care VCT Portfolio........................................   $92    $151     $192       $302
Pioneer Global Telecoms VCT Portfolio...........................................   $92    $151     $192       $302
Pioneer Growth Shares VCT Portfolio.............................................   $88    $140     $173       $263
Pioneer High Yield VCT Portfolio................................................   $92    $151     $192       $302
Pioneer International Value VCT Portfolio.......................................   $93    $155     $199       $315
Pioneer Mid Cap Value VCT Portfolio.............................................   $87    $138     $169       $256
Pioneer Money Market VCT Portfolio..............................................   $87    $138     $169       $255
Pioneer Real Estate Shares VCT Portfolio........................................   $91    $148     $188       $293
Pioneer Science & Technology VCT Portfolio......................................   $92    $151     $192       $302
Pioneer Small Cap Value VCT Portfolio...........................................   $92    $151     $192       $302
Pioneer Small Company VCT Portfolio.............................................   $92    $151     $192       $302
Pioneer Strategic Income VCT Portfolio..........................................   $92    $151     $192       $302
AIM V.I. Aggressive Growth Fund.................................................   $91    $150     $191       $298
AIM V.I. Capital Appreciation Fund..............................................   $88    $140     $173       $263
Alliance Premier Growth Portfolio...............................................   $92    $152     $194       $306
Alliance Technology Portfolio...................................................   $92    $153     $196       $310
Delaware VIP Growth Opportunities Series........................................   $90    $145     $181       $280
Delaware VIP Select Growth Series...............................................   $90    $145     $182       $281
FT VIP Franklin Small Cap Fund..................................................   $90    $147     $185       $287
FT VIP Templeton Foreign Securities Fund........................................   $91    $148     $188       $293
FT VIP Templeton Global Asset Allocation Fund...................................   $90    $146     $183       $284
Van Kampen LIT Emerging Growth Portfolio........................................   $87    $137     $168       $253



(1)(b) If, at the end of the applicable time period, the Contract is surrendered or annuitized* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually):



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Pioneer America Income VCT Portfolio.......................    $90        $147       $185       $287
Pioneer Balanced VCT Portfolio.............................    $90        $147       $185       $287
Pioneer Emerging Markets VCT Portfolio.....................    $99        $172       $227       $372
Pioneer Equity Income VCT Portfolio........................    $89        $144       $180       $278
Pioneer Europe VCT Portfolio...............................    $96        $165       $216       $349
Pioneer Fund VCT Portfolio.................................    $89        $144       $180       $277
Pioneer Global Financials VCT Portfolio....................    $94        $158       $205       $326
Pioneer Global Health Care VCT Portfolio...................    $94        $158       $205       $326
Pioneer Global Telecoms VCT Portfolio......................    $94        $158       $205       $326
Pioneer Growth Shares VCT Portfolio........................    $90        $147       $185       $288

Pioneer High Yield VCT Portfolio...........................    $94        $158       $205       $326
Pioneer International Value VCT Portfolio..................    $95        $162       $211       $338
Pioneer Mid Cap Value VCT Portfolio........................    $90        $145       $182       $282
Pioneer Money Market VCT Portfolio.........................    $90        $145       $182       $281
Pioneer Real Estate Shares VCT Portfolio...................    $93        $155       $200       $318
Pioneer Science & Technology VCT Portfolio.................    $94        $158       $205       $326
Pioneer Small Cap Value VCT Portfolio......................    $94        $158       $205       $326
Pioneer Small Company VCT Portfolio........................    $94        $158       $205       $326
Pioneer Strategic Income VCT Portfolio.....................    $94        $158       $205       $326
AIM V.I. Aggressive Growth Fund............................    $94        $157       $203       $322
AIM V.I. Capital Appreciation Fund.........................    $90        $147       $185       $288
Alliance Premier Growth Portfolio..........................    $94        $159       $206       $330
Alliance Technology Portfolio..............................    $95        $160       $208       $334
Delaware VIP Growth Opportunities Series...................    $92        $152       $193       $304
Delaware VIP Select Growth Series..........................    $92        $152       $194       $305
FT VIP Franklin Small Cap Fund.............................    $93        $154       $197       $311
FT VIP Templeton Foreign Securities Fund...................    $93        $155       $200       $318
FT VIP Templeton Global Asset Allocation Fund..............    $92        $153       $195       $308
Van Kampen LIT Emerging Growth Portfolio...................    $89        $144       $181       $279

                                   APPENDIX E
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-P
                               PIONEER VISION II

SUB-ACCOUNT                               2001       2000       1999       1998       1997       1996       1995
-----------                             --------   --------   --------   --------   --------   --------   --------
PIONEER AMERICA INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period.................    1.259      1.142      1.188      1.114      1.042      1.043      1.000
  End of Period.......................    1.322      1.259      1.142      1.188      1.114      1.042      1.043
Number of Units Outstanding at End of
 Period (in thousands)................   27,913     20,185     25,714     23,977     12,729      6,317      3,267

PIONEER BALANCED VCT PORTFOLIO
Unit Value:
  Beginning of Period.................    1.620      1.558      1.541      1.516      1.312      1.185      1.000
  End of Period.......................    1.561      1.620      1.558      1.541      1.516      1.312      1.185
Number of Units Outstanding at End of
 Period (in thousands)................   36,151     36,438     46,206     43,014     28,548     12,579      2,171

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period.................    1.197      1.844      1.046      1.000        N/A        N/A        N/A
  End of Period.......................    1.095      1.197      1.844      1.046        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................    6,033      7,624      5,051         27        N/A        N/A        N/A

PIONEER EQUITY INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period.................    2.513      2.219      2.230      1.851      1.388      1.222      1.000
  End of Period.......................    2.305      2.513      2.219      2.230      1.851      1.388      1.222
Number of Units Outstanding at End of
 Period (in thousands)................   69,401     71,418    100,962     90,684     66,458     33,466      5,553

PIONEER EUROPE VCT PORTFOLIO
Unit Value:
  Beginning of Period.................    1.077      1.340      1.058      1.000        N/A        N/A        N/A
  End of Period.......................    0.821      1.077      1.340      1.058        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................   14,928     16,906      9,436      1,432        N/A        N/A        N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period.................    1.492      1.495      1.311      1.053      1.000        N/A        N/A
  End of Period.......................    1.312      1.492      1.495      1.311      1.053        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................  149,504    146,664    135,236     67,486      4,171        N/A        N/A

PIONEER GLOBAL FINANCIALS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period.................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    0.984        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................      323        N/A        N/A        N/A        N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-P
                               PIONEER VISION II


SUB-ACCOUNT                               2001       2000       1999       1998       1997       1996       1995
-----------                             --------   --------   --------   --------   --------   --------   --------
PIONEER GLOBAL HEALTH CARE VCT
 PORTFOLIO
Unit Value:
  Beginning of Period.................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    1.005        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................      631        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER GLOBAL TELECOMS VCT PORTFOLIO
Unit Value:
  Beginning of Period.................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    0.691        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................      244        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER GROWTH SHARES VCT PORTFOLIO
Unit Values
  Beginning of Period.................    1.290      1.420      1.333      1.000        N/A        N/A        N/A
  End of Period.......................    1.034      1.290      1.420      1.333        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................   68,890     80,492    113,004     62,983        N/A        N/A        N/A

PIONEER HIGH YIELD VCT PORTFOLIO
Unit Values
  Beginning of Period.................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    1.187        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................   26,749        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER INTERNATIONAL VALUE VCT
 PORTFOLIO
Unit Value:
  Beginning of Period.................    1.256      1.643      1.154      1.211      1.171      1.094      1.000
  End of Period.......................    0.944      1.256      1.643      1.154      1.211      1.171      1.094
Number of Units Outstanding at End of
 Period (in thousands)................   33,499     37,930     41,559     44,129     40,253     20,852      2,460

PIONEER MID CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period.................    1.984      1.705      1.530      1.615      1.314      1.158      1.000
  End of Period.......................    2.083      1.984      1.705      1.530      1.615      1.314      1.158
Number of Units Outstanding at End of
 Period (in thousands)................   53,131     50,399     64,824     67,868     61,925     36,746      7,981

PIONEER MONEY MARKET VCT PORTFOLIO
Unit Value:
  Beginning of Period.................    1.215      1.165      1.132      1.097      1.063      1.031      1.000
  End of Period.......................    1.238      1.215      1.165      1.132      1.097      1.063      1.031
Number of Units Outstanding at End of
 Period (in thousands)................   38,835     30,127     31,725     18,693     12,330     10,655      3,210

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-P
                               PIONEER VISION II



SUB-ACCOUNT                               2001       2000       1999       1998       1997       1996       1995
-----------                             --------   --------   --------   --------   --------   --------   --------
PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period.................    1.788      1.400      1.482      1.849      1.548      1.156      1.000
  End of Period.......................    1.901      1.788      1.400      1.482      1.849      1.548      1.156
Number of Units Outstanding at End of
 Period (in thousands)................   11,144     11,911     14,737     19,513     19,818      7,063        342

PIONEER SCIENCE & TECHNOLOGY VCT
 PORTFOLIO
Unit Value:
  Beginning of Period.................    0.741      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    0.499      0.741        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................   11,815     10,416        N/A        N/A        N/A        N/A        N/A

PIONEER SMALL CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period.................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    1.085        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................      361        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER SMALL COMPANY VCT PORTFOLIO
Unit Value:
  Beginning of Period.................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    1.082        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................    2,019        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER STRATEGIC INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period.................    1.032      1.001      1.000        N/A        N/A        N/A        N/A
  End of Period.......................    1.087      1.032      1.001        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................    6,399      2,689        737        N/A        N/A        N/A        N/A

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    0.752        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................    1,552        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period.................    0.832      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    0.629      0.832        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................   29,225     29,127        N/A        N/A        N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-P
                               PIONEER VISION II



SUB-ACCOUNT                               2001       2000       1999       1998       1997       1996       1995
-----------                             --------   --------   --------   --------   --------   --------   --------
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.................    0.786      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    0.640      0.786        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................   53,395     44,257        N/A        N/A        N/A        N/A        N/A

ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period.................    0.646      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    0.475      0.646        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................   29,567     28,108        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period.................    0.831      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    0.689      0.831        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................   11,687     11,497        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP SELECT GROWTH SERIES
Unit Value:
  Beginning of Period.................    0.790      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    0.592      0.790        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................   18,019     18,891        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period.................    0.832      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    0.695      0.832        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................   23,624     14,979        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period.................    0.964      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    0.925      0.964        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................    2,085        790        N/A        N/A        N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-P
                               PIONEER VISION II


SUB-ACCOUNT                               2001       2000       1999       1998       1997       1996       1995
-----------                             --------   --------   --------   --------   --------   --------   --------
FT VIP TEMPLETON GLOBAL ASSET
 ALLOCATION FUND
Unit Value:
  Beginning of Period.................    0.999      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    0.887      0.999        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)................    3,137      1,340        N/A        N/A        N/A        N/A        N/A

VAN KAMPEN LIT EMERGING GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period.................    0.795      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.......................    0.537      0.795        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period...............................   39,602     34,696        N/A        N/A        N/A        N/A        N/A

No information is shown above for Sub-Accounts that commenced operations after December 31, 2001.

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-P
                                PIONEER VISION 2

                                                                   YEAR ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
SUB-ACCOUNT                                      2001       2000       1999       1998       1997       1996
-----------                                    --------   --------   --------   --------   --------   --------
PIONEER AMERICA INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.245      1.130      1.175      1.102      1.030      1.000
  End of Period..............................    1.307      1.245      1.130      1.175      1.102      1.030
Number of Units Outstanding at End of Period
 (in thousands)..............................      367        303        369        291        203        180

PIONEER BALANCED VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.318      1.267      1.254      1.233      1.068      1.000
  End of Period..............................    1.270      1.318      1.267      1.254      1.233      1.068
Number of Units Outstanding at End of Period
 (in thousands)..............................      361        400        537        518        303        121

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.196      1.843      1.047      1.000        N/A        N/A
  End of Period..............................    1.094      1.196      1.843      1.047        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................      160        167         95          0        N/A        N/A

PIONEER EQUITY INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    2.014      1.778      1.787      1.483      1.112      1.000
  End of Period..............................    1.847      2.014      1.778      1.787      1.483      1.112
Number of Units Outstanding at End of Period
 (in thousands)..............................    1,130      1,207      1,316      1,304        641        237

PIONEER EUROPE VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.076      1.339      1.058      1.000        N/A        N/A
  End of Period..............................    0.821      1.076      1.339      1.058        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................      192        242         69          0        N/A        N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.492      1.495      1.311      1.000        N/A        N/A
  End of Period..............................    1.312      1.492      1.495      1.311        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................    1,889      2,176      1,849      1,191        N/A        N/A

PIONEER GLOBAL FINANCIALS VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period..............................    0.984        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................        2        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-P
                                PIONEER VISION 2

                                                                   YEAR ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
SUB-ACCOUNT                                      2001       2000       1999       1998       1997       1996
-----------                                    --------   --------   --------   --------   --------   --------
PIONEER GLOBAL HEALTH CARE VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period..............................    1.006        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................        5        N/A        N/A        N/A        N/A        N/A

PIONEER GLOBAL TELECOMS VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period..............................    0.691        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................        2        N/A        N/A        N/A        N/A        N/A

PIONEER GROWTH SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.290      1.420      1.333      1.000        N/A        N/A
  End of Period..............................    1.034      1.290      1.420      1.333        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................    1,218      1,572      1,594      1,216        N/A        N/A

PIONEER HIGH YIELD VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.032      1.000        N/A        N/A        N/A        N/A
  End of Period..............................    1.187      1.032        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................       63         27        N/A        N/A        N/A        N/A

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.120      1.466      1.029      1.080      1.044      1.000
  End of Period..............................    0.842      1.120      1.466      1.029      1.080      1.044
Number of Units Outstanding at End of Period
 (in thousands)..............................      531        664        613        582        347         58

PIONEER MID CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.558      1.339      1.201      1.268      1.031      1.000
  End of Period..............................    1.636      1.558      1.339      1.201      1.268      1.031
Number of Units Outstanding at End of Period
 (in thousands)..............................    1,074      1,040      1,052      1,069        615        166

PIONEER MONEY MARKET VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.156      1.109      1.077      1.044      1.011      1.000
  End of Period..............................    1.178      1.156      1.109      1.077      1.044      1.011
Number of Units Outstanding at End of Period
 (in thousands)..............................      707        332        346        306         98        309

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-P
                                PIONEER VISION 2


                                                                   YEAR ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
SUB-ACCOUNT                                      2001       2000       1999       1998       1997       1996
-----------                                    --------   --------   --------   --------   --------   --------
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.387      1.086      1.150      1.435      1.201      1.000
  End of Period..............................    1.475      1.387      1.086      1.150      1.435      1.201
Number of Units Outstanding at End of Period
 (in thousands)..............................       66         64         52         97         75         20

PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    0.741      1.000        N/A        N/A        N/A        N/A
  End of Period..............................    0.499      0.741        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................       72         64        N/A        N/A        N/A        N/A

PIONEER SMALL CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period..............................    1.085        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................        2        N/A        N/A        N/A        N/A        N/A

PIONEER SMALL COMPANY VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period..............................    1.083        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................       72        N/A        N/A        N/A        N/A        N/A

PIONEER STRATEGIC INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period........................    1.039      1.008      1.000        N/A        N/A        N/A
  End of Period..............................    1.095      1.039      1.008        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................       31          3      2.000        N/A        N/A        N/A

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period........................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period..............................    0.752        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................        2        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period........................    0.832      1.000        N/A        N/A        N/A        N/A
  End of Period..............................    0.629      0.832        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................      797        768        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-P
                                PIONEER VISION 2


                                                                   YEAR ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
SUB-ACCOUNT                                      2001       2000       1999       1998       1997       1996
-----------                                    --------   --------   --------   --------   --------   --------
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period........................    0.786      1.000        N/A        N/A        N/A        N/A
  End of Period..............................    0.640      0.786        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................      196        230        N/A        N/A        N/A        N/A

ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period........................    0.646      1.000        N/A        N/A        N/A        N/A
  End of Period..............................    0.475      0.646        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................      137        149        N/A        N/A        N/A        N/A

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period........................    0.831      1.000        N/A        N/A        N/A        N/A
  End of Period..............................    0.689      0.831        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................       61         66        N/A        N/A        N/A        N/A

DELAWARE VIP SELECT GROWTH SERIES
Unit Value:
  Beginning of Period........................    0.789      1.000        N/A        N/A        N/A        N/A
  End of Period..............................    0.592      0.789        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................       12         15        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period........................    0.832      1.000        N/A        N/A        N/A        N/A
  End of Period..............................    0.695      0.832        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................       83         50        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period........................    0.964      1.000        N/A        N/A        N/A        N/A
  End of Period..............................    0.925      0.964        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................       18         16        N/A        N/A        N/A        N/A

FT VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND
Unit Value:
  Beginning of Period........................    0.999      1.000        N/A        N/A        N/A        N/A
  End of Period..............................    0.887      0.999        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................       66         71        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-P
                                PIONEER VISION 2

                                                                   YEAR ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
SUB-ACCOUNT                                      2001       2000       1999       1998       1997       1996
-----------                                    --------   --------   --------   --------   --------   --------
VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO
Unit Value:
  Beginning of Period........................    0.795      1.000        N/A        N/A        N/A        N/A
  End of Period..............................    0.537      0.795        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)..............................       95         70        N/A        N/A        N/A        N/A

No information is shown above for Sub-Accounts that commenced operations after December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-P

                INVESTING IN SHARES OF THE UNDERLYING PORTFOLIOS




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PIONEER VISION PROSPECTUS OF SEPARATE ACCOUNT VA-P DATED MAY 1, 2002 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-688-9915.



                                DATED MAY 1, 2002



AFLIAC Pioneer Vision
AFLIAC Pioneer Vision 2

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                              2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY               3

SERVICES                                                                     3

UNDERWRITERS                                                                 4

ANNUITY BENEFIT PAYMENTS                                                     4

EXCHANGE OFFER                                                               6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                  8

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP)
RIDER                                                                        9

PERFORMANCE INFORMATION                                                     10

FINANCIAL STATEMENTS                                                       F-1

                         GENERAL INFORMATION AND HISTORY

Separate Account VA-P (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on October 27, 1994. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, the Company had over $17.9 billion in assets and over $26.9 billion of life insurance in force. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica, originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries (including the Company) had over $24.3 billion in combined assets and over $38.1 billion in life insurance in force.

Twenty-nine Sub-Accounts of the Variable Account are available under the Pioneer Vision 2 contract (the "Contract") and Pioneer Vision contract (3023-95), a predecessor contract no longer being sold. (Pioneer Vision 2 and Pioneer Vision
- 3023-95 are referred to collectively as "the contracts.") Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust ("Pioneer"), AIM Variable Insurance Funds ("AIM"), Alliance Variable Products Series Fund, Inc. ("Alliance") Delaware VIP Trust ("Delaware VIP"), Franklin Templeton Variable Insurance Products

Trust ("FT VIP") or Van Kampen Life Investment Trust ("Van Kampen"), open-end, registered management investment companies. Nineteen investment portfolios of Pioneer are available under the Contract: the Pioneer America Income VCT Portfolio, Pioneer Balanced VCT Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Equity Income VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer Fund VCT Portfolio, Pioneer Global Financials VCT Portfolio, Pioneer Global Health Care VCT Portfolio, Pioneer Global Telecoms VCT Portfolio, Pioneer Growth Shares VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio (formerly Pioneer International Growth VCT Portfolio), Pioneer Mid Cap Value VCT Portfolio, Pioneer Money Market VCT Portfolio, Pioneer Real Estate Shares VCT Portfolio (formerly Pioneer Real Estate Growth VCT Portfolio), Pioneer Science & Technology VCT Portfolio, Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio. Two portfolios of AIM are available under the Contract: the AIM V.I. Aggressive Growth Fund and the AIM V.I. Capital Appreciation Fund. Two Alliance portfolios are available under the Contract: the Alliance Premier Growth Portfolio and the Alliance Technology Portfolio. Two Delaware VIP series are available under the Contract: the Delaware VIP Growth Opportunities Series and the Delaware VIP Select Growth Series. Three FT VIP funds are available under the Contract: the FT VIP Franklin Small Cap Fund, the FT VIP Templeton Foreign Securities Fund (formerly FT VIP Templeton International Smaller Companies Fund), and FT VIP Templeton Global Asset Allocation Fund (formerly FT VIP Templeton Asset Strategy Fund). One Van Kampen portfolio is available under the Contract: the Van Kampen LIT Emerging Growth Portfolio (together, the "Underlying Portfolios"). Each Underlying Portfolio has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACTS, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the contracts or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio, and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of Separate Account VA-P of the Company as of December 31, 2001 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable laws to sell variable annuity policies.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 7.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 1.0% is paid to Pioneer Funds Distributor, Inc. for administrative and support services with respect to the distribution of the Contract; however, Pioneer Funds Distributor, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account, in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account VA-P (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001 were $19,364,529, $13,865,648.37 and $11,679,474.56.

No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account VA-P (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001.

                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the contracts is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value -- Previous Valuation Period                             $ 1.135000

(2) Value of Assets -- Beginning of Valuation Period                                 $5,000,000

(3) Excess of Investment Income and Net Gains Over Capital Losses                        $1,675

(4) Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)         0.000335

(5) Annual Charge (one-day equivalent of 1.40% per annum)                              0.000039

(6) Net Investment Rate (4) - (5)                                                      0.000296

(7) Net Investment Factor 1.000000 + (6)                                               1.000296

(8) Accumulation Unit Value -- Current Period (1) x (7)                              $ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was 1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                 EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity Contract described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the Company's Elective Payment Variable Annuity contracts issued on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN THE EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Single Payment Exchanged Contract. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Portfolios to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Portfolios. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
              -----------------------------------------------------
              Accumulated Value determined immediately prior to the
                                   withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Policy is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" (see THE VARIABLE ANNUITY POLICIES).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                                  MINIMUM
          CONTRACT              MINIMUM           GUARANTEED
          ANNIVERSARY           GUARANTEED        ANNUAL
          AT EXERCISE           BENEFIT BASE      INCOME(1)
          --------------------  ---------------   -------------
          10                    $162,889          $12,153
          15                    $207,892          $17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With 120 Monthly Payments Guaranteed are available. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total Return data and supplemental total return information may be advertised based on the period of time that an Underlying Portfolio and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

Total return data, however, may be advertised based on the period of time that the underlying Sub-Accounts and the Underlying Portfolios have been in existence. The results for any period prior to the Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                 (n)
         P(1 + T)    =   ERV

         Where:  P   =   a hypothetical initial payment to the Variable Account
                         of $1,000

                 T   =   average annual total return

                 n   =   number of years

               ERV   =   the ending redeemable value of the $1,000 payment at
                         the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

                     CONTRACT FORM A3023-95 (PIONEER VISION)
                      (NO GUARANTEE PERIOD ACCOUNT OPTIONS)

                  YEARS FROM DATE OF      CHARGE AS PERCENTAGE OF
                  PAYMENT TO DATE OF       NEW PURCHASE PAYMENTS
                      WITHDRAWAL                 WITHDRAWN*
                      ----------                 ----------
                     Less than 3                     7%
                     Less than 4                     6%
                     Less than 5                     5%
                     Less than 6                     4%
                     Less than 7                     3%
                      Thereafter                     0%

                   CONTRACT FORM A3025-96 (PIONEER VISION II)
                     (WITH GUARANTEE PERIOD ACCOUNT OPTIONS)

                                      CHARGE AS PERCENTAGE
                                               OF
                       YEARS FROM         NEW PAYMENTS
                    DATE OF PAYMENT        WITHDRAWN
                    ---------------        ---------
                      Less than 1              7%
                      Less than 2              6%
                      Less than 3              5%
                      Less than 4              4%
                      Less than 5              3%
                      Less than 6              2%
                      Less than 7              1%
                       Thereafter              0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In all Contract years, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

                 (n)
         P(1 + T)    =   EV

         Where:  P   =   a hypothetical initial payment to the Variable Account
                         of $1,000

                 T   =   average annual total return

                 n   =   number of years

                EV   =   the ending value of the $1,000 payment at the end of
                         the specified period.

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                            PIONEER VISION 2 CONTRACT

                                    TABLE 1A
             AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT FOR PERIODS
                            ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                   FOR YEAR                      SINCE
                                                    SUB-ACCOUNT      ENDED                   INCEPTION OF
                                                  INCEPTION DATE   12/31/01    5 YEARS        SUB-ACCOUNT
                                                  --------------   --------    -------        -----------
Pioneer America Income VCT Portfolio                  5/7/95        -1.34%      4.28%            4.06%
Pioneer Balanced VCT Portfolio                        4/9/95        -9.54%      2.74%            6.52%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -13.99%      N/A             1.74%
Pioneer Equity Income VCT Portfolio                   3/5/95        -14.13%     9.85%           12.57%
Pioneer Europe VCT Portfolio                         10/30/98       -28.12%      N/A            -7.09%
Pioneer Fund VCT Portfolio                           10/31/97       -17.77%      N/A             5.79%
Pioneer Global Financials VCT Portfolio               5/1/01          N/A        N/A            -7.48%
Pioneer Global Health Care VCT Portfolio              5/1/01          N/A        N/A            -5.44%
Pioneer Global Telecoms VCT Portfolio                 5/1/01          N/A        N/A            -34.98%
Pioneer Growth Shares VCT Portfolio                  10/31/97       -24.93%      N/A            -0.13%
Pioneer High Yield VCT Portfolio                      5/1/00         8.10%       N/A             7.36%
Pioneer International Value VCT Portfolio             3/29/95       -29.50%     -5.05%          -1.30%
Pioneer Mid Cap Value VCT Portfolio                   3/2/95        -1.56%      8.79%           10.86%
Pioneer Money Market VCT Portfolio                    3/5/95        -4.16%      2.52%            2.99%
Pioneer Real Estate Shares VCT Growth Portfolio       3/7/95        -0.14%      3.42%            9.60%
Pioneer Science & Technology VCT Portfolio            5/1/00        -36.69%      N/A            -36.15%
Pioneer Small Cap Value VCT Portfolio                 11/8/01         N/A        N/A             2.03%
Pioneer Small Company VCT Portfolio                   1/19/01         N/A        N/A             1.80%
Pioneer Strategic Income VCT Portfolio                7/29/99       -0.92%       N/A             1.67%
AIM V.I. Aggressive Growth Fund                       1/19/01         N/A        N/A            -29.26%
AIM V.I. Capital Appreciation Fund                    5/1/00        -28.93%      N/A            -26.67%
Alliance Premier Growth Portfolio                     5/1/00        -23.50%      N/A            -25.96%
Alliance Technology Portfolio                         5/1/00        -30.94%      N/A            -38.06%
DGPF Growth Opportunities Series                      5/1/00        -22.09%      N/A            -22.56%
DGPF Select Growth Series                             5/1/00        -29.47%      N/A            -29.24%
FT VIP Franklin Small Cap Fund                        5/1/00        -21.46%      N/A            -22.13%
FT VIP Templeton Foreign Securities Fund              5/1/00        -9.72%       N/A            -7.51%
FT VIP Templeton Global Asset Allocation
  Fund                                                5/1/00        -16.50%      N/A            -9.82%
Van Kampen LIT Emerging Growth Portfolio              5/1/00        -36.55%      N/A            -33.37%

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                   FOR YEAR                      SINCE
                                                    SUB-ACCOUNT      ENDED                   INCEPTION OF
                                                  INCEPTION DATE   12/31/01    5 YEARS        SUB-ACCOUNT
                                                  --------------   --------    -------        -----------
Pioneer America Income VCT Portfolio                  5/7/95         4.99%      4.88%            4.28%
Pioneer Balanced VCT Portfolio                        4/9/95        -3.63%      3.53%            6.84%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -8.49%       N/A             2.90%
Pioneer Equity Income VCT Portfolio                   3/5/95        -8.27%      10.68%          13.02%
Pioneer Europe VCT Portfolio                         10/30/98       -23.75%      N/A            -6.02%
Pioneer Fund VCT Portfolio                           10/31/97       -12.10%      N/A             6.73%
Pioneer Global Financials VCT Portfolio               5/1/01          N/A        N/A            -1.63%
Pioneer Global Health Care VCT Portfolio              5/1/01          N/A        N/A             0.55%
Pioneer Global Telecoms VCT Portfolio                 5/1/01          N/A        N/A            -30.87%
Pioneer Growth Shares VCT Portfolio                  10/31/97       -19.85%      N/A             0.80%
Pioneer High Yield VCT Portfolio                      5/1/00        14.98%       N/A            10.80%
Pioneer International Value VCT Portfolio             3/29/95       -24.81%     -4.21%          -0.85%
Pioneer Mid Cap Value VCT Portfolio                   3/2/95         5.00%      9.66%           11.34%
Pioneer Money Market VCT Portfolio                    3/5/95         1.95%      3.11%            3.18%
Pioneer Real Estate Shares VCT Growth Portfolio       3/7/95         6.29%      4.19%            9.87%
Pioneer Science & Technology VCT Portfolio            5/1/00        -32.65%      N/A            -34.07%
Pioneer Small Cap Value VCT Portfolio                 11/8/01         N/A        N/A             8.48%
Pioneer Small Company VCT Portfolio                   1/19/01         N/A        N/A             8.24%
Pioneer Strategic Income VCT Portfolio                7/29/99        5.36%       N/A             3.52%
AIM V.I. Aggressive Growth Fund                       1/19/01         N/A        N/A            -24.78%
AIM V.I. Capital Appreciation Fund                    5/1/00        -24.35%      N/A            -24.23%
Alliance Premier Growth Portfolio                     5/1/00        -18.56%      N/A            -23.48%
Alliance Technology Portfolio                         5/1/00        -26.50%      N/A            -35.98%
DGPF Growth Opportunities Series                      5/1/00        -17.12%      N/A            -20.03%
DGPF Select Growth Series                             5/1/00        -24.97%      N/A            -26.93%
FT VIP Franklin Small Cap Fund                        5/1/00        -16.44%      N/A            -19.57%
FT VIP Templeton Foreign Securities Fund              5/1/00        -4.00%       N/A            -4.56%
FT VIP Templeton Global Asset Allocation
  Fund                                                5/1/00        -11.21%      N/A            -6.93%
Van Kampen LIT Emerging Growth Portfolio              5/1/00        -32.45%      N/A            -31.13%

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                           10 YEARS OR SINCE
                                                    UNDERLYING     FOR YEAR                  INCEPTION OF
                                                     PORTFOLIO       ENDED                    UNDERLYING
                                                  INCEPTION DATE   12/31/01    5 YEARS     PORTFOLIO IF LESS
                                                  --------------   --------    -------     -----------------
Pioneer America Income VCT Portfolio                  3/1/95        -1.34%      4.28%            3.97%
Pioneer Balanced VCT Portfolio                        3/1/95        -9.54%      2.74%            6.97%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -13.99%      N/A             1.74%
Pioneer Equity Income VCT Portfolio                   3/1/95        -14.13%     9.85%           12.55%
Pioneer Europe VCT Portfolio                         10/30/98       -28.12%      N/A            -7.09%
Pioneer Fund VCT Portfolio                           10/31/97       -17.77%      N/A             5.79%
Pioneer Global Financials VCT Portfolio               5/1/01          N/A        N/A            -7.48%
Pioneer Global Health Care VCT Portfolio              5/1/01          N/A        N/A            -5.44%
Pioneer Global Telecoms VCT Portfolio                 5/1/01          N/A        N/A            -34.98%
Pioneer Growth Shares VCT Portfolio                  10/31/97       -24.93%      N/A            -0.13%
Pioneer High Yield VCT Portfolio                      5/1/00         8.10%       N/A             7.36%
Pioneer International Value VCT Portfolio             3/1/95        -29.50%     -5.05%          -1.31%
Pioneer Mid Cap Value VCT Portfolio                   3/1/95        -1.56%      8.79%           10.86%
Pioneer Money Market VCT Portfolio                    3/1/95        -4.16%      2.52%            2.99%
Pioneer Real Estate Shares VCT Growth Portfolio       3/1/95        -0.14%      3.42%            9.57%
Pioneer Science & Technology VCT Portfolio            5/1/00        -36.69%      N/A            -36.15%
Pioneer Small Cap Value VCT Portfolio                 11/8/01         N/A        N/A             2.03%
Pioneer Small Company VCT Portfolio                   1/19/01         N/A        N/A             1.80%
Pioneer Strategic Income VCT Portfolio                7/29/99       -0.92%       N/A             1.67%
AIM V.I. Aggressive Growth Fund                       5/1/98        -31.44%      N/A            -0.07%
AIM V.I. Capital Appreciation Fund                    5/5/93        -28.93%     4.02%           10.20%
Alliance Premier Growth Portfolio*                    6/26/92       -23.50%     10.35%          13.80%
Alliance Technology Portfolio*                        1/11/96       -30.94%     10.20%          10.12%
DGPF Growth Opportunities Series *                    7/12/91       -22.09%     9.24%            9.10%
DGPF Select Growth Series*                            5/3/99        -29.47%      N/A            -9.13%
FT VIP Franklin Small Cap Fund*                       11/1/95       -21.46%     8.36%           11.57%
FT VIP Templeton Foreign Securities Fund*             5/1/96        -9.72%      -1.49%           0.71%
FT VIP Templeton Global Asset Allocation
  Fund*                                               8/24/88       -16.50%     4.04%            8.29%
Van Kampen LIT Emerging Growth Portfolio              7/3/95        -36.55%     13.84%          15.76%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Account, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING PORTFOLIO
                (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO
                                 CONTRACT FEES)


                                                                                           10 YEARS OR SINCE
                                                    UNDERLYING     FOR YEAR                  INCEPTION OF
                                                     PORTFOLIO       ENDED                    UNDERLYING
                                                  INCEPTION DATE   12/31/01   5 YEARS      PORTFOLIO IF LESS
                                                  --------------   --------   -------      -----------------
Pioneer America Income VCT Portfolio                  3/1/95         4.99%      4.88%            4.18%
Pioneer Balanced VCT Portfolio                        3/1/95        -3.63%      3.53%            7.28%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -8.49%       N/A             2.90%
Pioneer Equity Income VCT Portfolio                   3/1/95        -8.27%      10.68%          12.99%
Pioneer Europe VCT Portfolio                         10/30/98       -23.75%      N/A            -6.02%
Pioneer Fund VCT Portfolio                           10/31/97       -12.10%      N/A             6.73%
Pioneer Global Financials VCT Portfolio               5/1/01          N/A        N/A            -1.63%
Pioneer Global Health Care VCT Portfolio              5/1/01          N/A        N/A             0.55%
Pioneer Global Telecoms VCT Portfolio                 5/1/01          N/A        N/A            -30.87%
Pioneer Growth Shares VCT Portfolio                  10/31/97       -19.85%      N/A             0.80%
Pioneer High Yield VCT Portfolio                      5/1/00        14.98%       N/A            10.80%
Pioneer International Value VCT Portfolio             3/1/95        -24.81%     -4.21%          -0.87%
Pioneer Mid Cap Value VCT Portfolio                   3/1/95         5.00%      9.66%           11.34%
Pioneer Money Market VCT Portfolio                    3/1/95         1.95%      3.11%            3.18%
Pioneer Real Estate Shares VCT Growth Portfolio       3/1/95         6.29%      4.19%            9.85%
Pioneer Science & Technology VCT Portfolio            5/1/00        -32.65%      N/A            -34.07%
Pioneer Small Cap Value VCT Portfolio                 11/8/01         N/A        N/A             8.48%
Pioneer Small Company VCT Portfolio                   1/19/01         N/A        N/A             8.24%
Pioneer Strategic Income VCT Portfolio                7/29/99        5.36%       N/A             3.52%
AIM V.I. Aggressive Growth Fund                       5/1/98        -27.10%      N/A             0.88%
AIM V.I. Capital Appreciation Fund                    5/5/93        -24.35%     4.55%           10.21%
Alliance Premier Growth Portfolio*                    6/26/92       -18.56%     10.77%          13.81%
Alliance Technology Portfolio*                        1/11/96       -26.50%     10.62%          10.34%
DGPF Growth Opportunities Series *                    7/12/91       -17.12%     9.67%            9.10%
DGPF Select Growth Series*                            5/3/99        -24.97%      N/A            -7.60%
FT VIP Franklin Small Cap Fund*                       11/1/95       -16.44%     8.80%           11.67%
FT VIP Templeton Foreign Securities Fund*             5/1/96        -4.00%      -0.98%           1.02%
FT VIP Templeton Global Asset Allocation
  Fund*                                               8/24/88       -11.21%     4.55%            8.29%
Van Kampen LIT Emerging Growth Portfolio              7/3/95        -32.45%     14.21%          15.84%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Account, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                       PIONEER VISION CONTRACT (A3023-95)


                                    TABLE 1A
                       TOTAL ANNUAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                   FOR YEAR                      SINCE
                                                    SUB-ACCOUNT      ENDED                    INCEPTION OF
                                                  INCEPTION DATE   12/31/01    5 YEARS        SUB-ACCOUNT
                                                  --------------   --------    -------        -----------
Pioneer America Income VCT Portfolio                  5/7/95        -1.71%      3.93%            3.82%
Pioneer Balanced VCT Portfolio                        4/9/95        -9.88%      2.38%            6.31%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -14.31%      N/A             1.07%
Pioneer Equity Income VCT Portfolio                   3/5/95        -14.45%     9.58%           12.41%
Pioneer Europe VCT Portfolio                         10/30/98       -28.63%      N/A            -7.74%
Pioneer Fund VCT Portfolio                           10/31/97       -18.07%      N/A             5.38%
Pioneer Global Financials VCT Portfolio               5/1/01          N/A        N/A            -7.83%
Pioneer Global Health Care VCT Portfolio              5/1/01          N/A        N/A            -5.79%
Pioneer Global Telecoms VCT Portfolio                 5/1/01          N/A        N/A            -35.22%
Pioneer Growth Shares VCT Portfolio                  10/31/97       -25.21%      N/A            -0.62%
Pioneer High Yield VCT Portfolio                      5/1/00         7.94%       N/A             6.79%
Pioneer International Value VCT Portfolio             3/29/95       -29.76%     -5.43%          -1.57%
Pioneer Mid Cap Value VCT Portfolio                   3/2/95        -1.92%      8.51%           10.69%
Pioneer Money Market VCT Portfolio                    3/5/95        -4.52%      2.15%            2.74%
Pioneer Real Estate Shares VCT Growth Portfolio       3/7/95        -0.51%      3.07%            9.42%
Pioneer Science & Technology VCT Portfolio            5/1/00        -36.92%      N/A            -36.64%
Pioneer Small Cap Value VCT Portfolio                 11/8/01         N/A        N/A             1.65%
Pioneer Small Company VCT Portfolio                   1/19/01         N/A        N/A             1.42%
Pioneer Strategic Income VCT Portfolio                7/29/99       -1.29%       N/A             0.76%
AIM V.I. Aggressive Growth Fund                       1/19/01         N/A        N/A            -29.52%
AIM V.I. Capital Appreciation Fund                    5/1/00        -29.19%      N/A            -27.23%
Alliance Premier Growth Portfolio                     5/1/00        -23.78%      N/A            -26.53%
Alliance Technology Portfolio                         5/1/00        -31.20%      N/A            -38.53%
DGPF Growth Opportunities Series                      5/1/00        -22.38%      N/A            -23.14%
DGPF Select Growth Series                             5/1/00        -29.73%      N/A            -29.78%
FT VIP Franklin Small Cap Fund                        5/1/00        -21.75%      N/A            -23.08%
FT VIP Templeton Foreign Securities Fund              5/1/00        -10.06%      N/A            -8.22%
FT VIP Templeton Global Asset Allocation
  Fund                                                5/1/00        -16.81%      N/A            -10.91%
Van Kampen LIT Emerging Growth Portfolio              5/1/00        -36.79%      N/A            -34.19%

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                   FOR YEAR                      SINCE
                                                    SUB-ACCOUNT      ENDED                   INCEPTION OF
                                                  INCEPTION DATE   12/31/01    5 YEARS        SUB-ACCOUNT
                                                  --------------   --------    -------        -----------
Pioneer America Income VCT Portfolio                  5/7/95         4.99%      4.88%            4.28%
Pioneer Balanced VCT Portfolio                        4/9/95        -3.63%      3.53%            6.84%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -8.49%       N/A             2.90%
Pioneer Equity Income VCT Portfolio                   3/5/95        -8.27%      10.68%          13.02%
Pioneer Europe VCT Portfolio                         10/30/98       -23.75%      N/A            -6.02%
Pioneer Fund VCT Portfolio                           10/31/97       -12.10%      N/A             6.73%
Pioneer Global Financials VCT Portfolio               5/1/01          N/A        N/A            -1.63%
Pioneer Global Health Care VCT Portfolio              5/1/01          N/A        N/A             0.55%
Pioneer Global Telecoms VCT Portfolio                 5/1/01          N/A        N/A            -30.87%
Pioneer Growth Shares VCT Portfolio                  10/31/97       -19.85%      N/A             0.80%
Pioneer High Yield VCT Portfolio                      5/1/00        14.98%       N/A            10.80%
Pioneer International Value VCT Portfolio             3/29/95       -24.81%     -4.21%          -0.85%
Pioneer Mid Cap Value VCT Portfolio                   3/2/95         5.00%      9.66%           11.34%
Pioneer Money Market VCT Portfolio                    3/5/95         1.95%      3.11%            3.18%
Pioneer Real Estate Shares VCT Growth Portfolio       3/7/95         6.29%      4.19%            9.87%
Pioneer Science & Technology VCT Portfolio            5/1/00        -32.65%      N/A            -34.07%
Pioneer Small Cap Value VCT Portfolio                 11/8/01         N/A        N/A             8.48%
Pioneer Small Company VCT Portfolio                   1/19/01         N/A        N/A             8.24%
Pioneer Strategic Income VCT Portfolio                7/29/99        5.36%       N/A             3.52%
AIM V.I. Aggressive Growth Fund                       1/19/01         N/A        N/A            -24.78%
AIM V.I. Capital Appreciation Fund                    5/1/00        -24.35%      N/A            -24.23%
Alliance Premier Growth Portfolio                     5/1/00        -18.56%      N/A            -23.48%
Alliance Technology Portfolio                         5/1/00        -26.50%      N/A            -35.98%
DGPF Growth Opportunities Series                      5/1/00        -17.12%      N/A            -20.03%
DGPF Select Growth Series                             5/1/00        -24.97%      N/A            -26.93%
FT VIP Franklin Small Cap Fund                        5/1/00        -16.44%      N/A            -19.57%
FT VIP Templeton Foreign Securities Fund              5/1/00        -4.00%       N/A            -4.56%
FT VIP Templeton Global Asset Allocation
  Fund                                                5/1/00        -11.21%      N/A            -6.93%
Van Kampen LIT Emerging Growth Portfolio              5/1/00        -32.45%      N/A            -31.13%

                                    TABLE 2A
                              TOTAL ANNUAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                           10 YEARS OR SINCE
                                                    UNDERLYING     FOR YEAR                  INCEPTION OF
                                                     PORTFOLIO       ENDED                    UNDERLYING
                                                  INCEPTION DATE   12/31/01   5 YEARS      PORTFOLIO IF LESS
                                                  --------------   --------   -------      -----------------
Pioneer America Income VCT Portfolio                  3/1/95        -1.71%      3.93%            3.74%
Pioneer Balanced VCT Portfolio                        3/1/95        -9.88%      2.38%            6.76%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -14.31%      N/A             1.07%
Pioneer Equity Income VCT Portfolio                   3/1/95        -14.45%     9.58%           12.39%
Pioneer Europe VCT Portfolio                         10/30/98       -28.63%      N/A            -7.74%
Pioneer Fund VCT Portfolio                           10/31/97       -18.07%      N/A             5.38%
Pioneer Global Financials VCT Portfolio               5/1/01          N/A        N/A            -7.83%
Pioneer Global Health Care VCT Portfolio              5/1/01          N/A        N/A            -5.79%
Pioneer Global Telecoms VCT Portfolio                 5/1/01          N/A        N/A            -35.22%
Pioneer Growth Shares VCT Portfolio                  10/31/97       -25.21%      N/A            -0.62%
Pioneer High Yield VCT Portfolio                      5/1/00         7.94%       N/A             6.79%
Pioneer International Value VCT Portfolio             3/1/95        -29.76%     -5.43%          -1.58%
Pioneer Mid Cap Value VCT Portfolio                   3/1/95        -1.92%      8.51%           10.69%
Pioneer Money Market VCT Portfolio                    3/1/95        -4.52%      2.15%            2.74%
Pioneer Real Estate Shares VCT Growth Portfolio       3/1/95        -0.51%      3.07%            9.39%
Pioneer Science & Technology VCT Portfolio            5/1/00        -36.92%      N/A            -36.64%
Pioneer Small Cap Value VCT Portfolio                 11/8/01         N/A        N/A             1.65%
Pioneer Small Company VCT Portfolio                   1/19/01         N/A        N/A             1.42%
Pioneer Strategic Income VCT Portfolio                7/29/99       -1.29%       N/A             0.76%
AIM V.I. Aggressive Growth Fund                       5/1/98        -31.69%      N/A            -0.64%
AIM V.I. Capital Appreciation Fund                    5/5/93        -29.19%     3.68%           10.19%
Alliance Premier Growth Portfolio*                    6/26/92       -23.78%     10.08%          13.79%
Alliance Technology Portfolio*                        1/11/96       -31.20%     9.93%            9.90%
DGPF Growth Opportunities Series *                    7/12/91       -22.38%     8.96%            9.10%
DGPF Select Growth Series*                            5/3/99        -29.73%      N/A            -9.86%
FT VIP Franklin Small Cap Fund*                       11/1/95       -21.75%     8.07%           11.38%
FT VIP Templeton Foreign Securities Fund*             5/1/96        -10.06%     -1.90%           0.37%
FT VIP Templeton Global Asset Allocation
  Fund*                                               8/24/88       -16.81%     3.70%            8.29%
Van Kampen LIT Emerging Growth Portfolio              7/3/95        -36.79%     13.60%          15.62%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Account, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO
                                 CONTRACT FEES)


                                                                                           10 YEARS OR SINCE
                                                    UNDERLYING     FOR YEAR                  INCEPTION OF
                                                     PORTFOLIO       ENDED                    UNDERLYING
                                                  INCEPTION DATE   12/31/01   5 YEARS      PORTFOLIO IF LESS
                                                  --------------   --------   -------      -----------------
Pioneer America Income VCT Portfolio                  3/1/95         4.99%      4.88%            4.18%
Pioneer Balanced VCT Portfolio                        3/1/95        -3.63%      3.53%            7.28%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -8.49%       N/A             2.90%
Pioneer Equity Income VCT Portfolio                   3/1/95        -8.27%      10.68%          12.99%
Pioneer Europe VCT Portfolio                         10/30/98       -23.75%      N/A            -6.02%
Pioneer Fund VCT Portfolio                           10/31/97       -12.10%      N/A             6.73%
Pioneer Global Financials VCT Portfolio               5/1/01          N/A        N/A            -1.63%
Pioneer Global Health Care VCT Portfolio              5/1/01          N/A        N/A             0.55%
Pioneer Global Telecoms VCT Portfolio                 5/1/01          N/A        N/A            -30.87%
Pioneer Growth Shares VCT Portfolio                  10/31/97       -19.85%      N/A             0.80%
Pioneer High Yield VCT Portfolio                      5/1/00        14.98%       N/A            10.80%
Pioneer International Value VCT Portfolio             3/1/95        -24.81%     -4.21%          -0.87%
Pioneer Mid Cap Value VCT Portfolio                   3/1/95         5.00%      9.66%           11.34%
Pioneer Money Market VCT Portfolio                    3/1/95         1.95%      3.11%            3.18%
Pioneer Real Estate Shares VCT Growth Portfolio       3/1/95         6.29%      4.19%            9.85%
Pioneer Science & Technology VCT Portfolio            5/1/00        -32.65%      N/A            -34.07%
Pioneer Small Cap Value VCT Portfolio                 11/8/01         N/A        N/A             8.48%
Pioneer Small Company VCT Portfolio                   1/19/01         N/A        N/A             8.24%
Pioneer Strategic Income VCT Portfolio                7/29/99        5.36%       N/A             3.52%
AIM V.I. Aggressive Growth Fund                       5/1/98        -27.10%      N/A             0.88%
AIM V.I. Capital Appreciation Fund                    5/5/93        -24.35%     4.55%           10.21%
Alliance Premier Growth Portfolio*                    6/26/92       -18.56%     10.77%          13.81%
Alliance Technology Portfolio*                        1/11/96       -26.50%     10.62%          10.34%
DGPF Growth Opportunities Series *                    7/12/91       -17.12%     9.67%            9.10%
DGPF Select Growth Series*                            5/3/99        -24.97%      N/A            -7.60%
FT VIP Franklin Small Cap Fund*                       11/1/95       -16.44%     8.80%           11.67%
FT VIP Templeton Foreign Securities Fund*             5/1/96        -4.00%      -0.98%           1.02%
FT VIP Templeton Global Asset Allocation
  Fund*                                               8/24/88       -11.21%     4.55%            8.29%
Van Kampen LIT Emerging Growth Portfolio              7/3/95        -32.45%     14.21%          15.84%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Account, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

YIELD AND EFFECTIVE YIELD -- THE PIONEER MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Pioneer Money Market Sub-Account for the seven- day period ended December 31, 2001:


                  Yield                               -0.70%
                  Effective Yield                     -0.70%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Pioneer Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                    (365/7)
         Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-P.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001    2000    1999
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.2  $  0.1  $  0.5
     Universal life and investment product
       policy fees..............................   363.1   382.2   328.1
     Net investment income......................   160.4   140.4   150.2
     Net realized investment losses.............    (5.9)  (15.2)   (8.7)
     Other income (Note 1)......................    79.5    88.0    38.9
                                                  ------  ------  ------
         Total revenues.........................   597.3   595.5   509.0
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   201.2   170.1   175.6
     Policy acquisition expenses................    68.8    70.5    49.8
     Other operating expenses (Note 1)..........   225.6   197.8   151.3
     Restructuring cost.........................    --       4.6    --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   495.6   443.0   376.7
                                                  ------  ------  ------
 Income before federal income taxes.............   101.7   152.5   132.3
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (12.3)  (36.7)   15.5
     Deferred...................................    40.1    69.7    30.5
                                                  ------  ------  ------
         Total federal income tax expense.......    27.8    33.0    46.0
                                                  ------  ------  ------
 Net income.....................................  $ 73.9  $119.5  $ 86.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,994.4 and $1,262.2)............................  $ 2,001.9  $ 1,270.0
     Equity securities at fair value (cost of $42.3 and
       $41.2)............................................       35.3       35.8
     Mortgage loans......................................     --          200.1
     Policy loans........................................      192.7      185.4
     Real estate and other long-term investments.........        9.2       15.1
                                                           ---------  ---------
         Total investments...............................    2,239.1    1,706.4
                                                           ---------  ---------
   Cash and cash equivalents.............................       92.9       50.8
   Accrued investment income.............................       40.2       33.7
   Deferred policy acquisition costs.....................    1,511.2    1,344.2
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      302.4      280.2
   Other assets..........................................       93.6       69.3
   Separate account assets...............................   13,552.0   14,688.2
                                                           ---------  ---------
         Total assets....................................  $17,831.4  $18,172.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,690.5  $ 2,188.4
     Outstanding claims and losses.......................       15.5       15.6
     Unearned premiums...................................        2.3        2.5
     Contractholder deposit funds and other policy
       liabilities.......................................      165.6       42.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,873.9    2,249.0
                                                           ---------  ---------
   Expenses and taxes payable............................       85.8      138.6
   Reinsurance premiums payable..........................       18.3       16.4
   Deferred federal income taxes.........................      200.5      168.5
   Separate account liabilities..........................   13,552.0   14,688.2
                                                           ---------  ---------
         Total liabilities...............................   16,730.5   17,260.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      553.7      423.7
   Accumulated other comprehensive (loss) income.........      (10.4)       4.7
   Retained earnings.....................................      555.1      481.2
                                                           ---------  ---------
         Total shareholder's equity......................    1,100.9      912.1
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,831.4  $18,172.8
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001     2000    1999
 -------------                                    --------  ------  ------
 COMMON STOCK...................................  $    2.5  $  2.5  $  2.5
                                                  --------  ------  ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     423.7   423.7   407.9
     Capital contribution by parent.............     130.0    --      15.8
                                                  --------  ------  ------
     Balance at end of period...................     553.7   423.7   423.7
                                                  --------  ------  ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:
     Balance at beginning of period.............       4.7    (2.6)   24.1
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........      (2.4)   11.2   (41.1)
         Benefit (provision) for deferred
           federal income taxes.................       0.9    (3.9)   14.4
                                                  --------  ------  ------
                                                      (1.5)    7.3   (26.7)
                                                  --------  ------  ------
     Balance at end of period...................       3.2     4.7    (2.6)
                                                  --------  ------  ------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:.....     --       --      --
         Increase in minimum pension
           liability............................     (20.8)   --      --
         Benefit for deferred federal income
           taxes................................       7.2    --      --
                                                  --------  ------  ------
                                                     (13.6)   --      --
                                                  --------  ------  ------
     Balance at end of period...................     (13.6)   --      --
                                                  --------  ------  ------
     Total accumulated other comprehensive
       (loss) income............................     (10.4)    4.7    (2.6)
                                                  --------  ------  ------
 RETAINED EARNINGS
     Balance at beginning of period.............     481.2   361.7   275.4
     Net income.................................      73.9   119.5    86.3
                                                  --------  ------  ------
     Balance at end of period...................     555.1   481.2   361.7
                                                  --------  ------  ------
         Total shareholder's equity.............  $1,100.9  $912.1  $785.3
                                                  ========  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  ------
 Net income..................................  $ 73.9  $119.5  $ 86.3
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........    (2.4)   11.2   (41.1)
     Increase in minimum pension liability...   (20.8)   --      --
     Benefit (provision) for deferred federal
       income taxes..........................     8.1    (3.9)   14.4
                                               ------  ------  ------
     Other comprehensive (loss) income.......   (15.1)    7.3   (26.7)
                                               ------  ------  ------
     Comprehensive income....................  $ 58.8  $126.8  $ 59.6
                                               ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                    2001      2000     1999
 -------------                                 ----------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    73.9   $ 119.5  $  86.3
   Adjustments to reconcile net income to net
     cash used in operating activities:
         Net realized losses/(gains).........        5.9      15.2      8.7
         Net amortization and depreciation...       (2.8)     (3.8)    (2.3)
         Deferred federal income taxes.......       40.1      69.7     30.5
         Change in deferred acquisition
           costs.............................     (167.0)   (207.0)  (169.7)
         Change in reinsurance premiums
           payable...........................        2.4      (1.2)   (31.5)
         Change in accrued investment
           income............................       (6.5)      2.3     (2.5)
         Change in policy liabilities and
           accruals, net.....................      624.8     (86.8)    (8.4)
         Change in reinsurance receivable....      (22.2)      7.0     20.7
         Change in expenses and taxes
           payable...........................      (44.7)    (78.7)    64.1
         Other, net..........................      (24.3)    --       (14.8)
                                               ---------   -------  -------
             Net cash (used in) provided by
               operating activities..........      479.6    (163.8)   (18.9)
                                               ---------   -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................      543.3     512.4    330.9
     Proceeds from disposals of equity
       securities............................       14.8       1.0     30.9
     Proceeds from disposals of other
       investments...........................        9.3      15.6      0.8
     Proceeds from mortgages sold, matured or
       collected.............................      111.7      49.7     30.5
     Purchase of available-for-sale fixed
       maturities............................   (1,104.0)   (437.3)  (415.5)
     Purchase of equity securities...........      (10.3)    (16.0)   (20.2)
     Purchase of other investments...........       (3.2)    (45.9)   (44.1)
     Other investing activities, net.........       (7.6)      2.2      2.0
                                               ---------   -------  -------
         Net cash provided by (used in)
           investing activities..............     (446.0)     81.7    (84.7)
                                               ---------   -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     --         --        14.6
     Proceeds from issuance of stock and
       capital paid in.......................        8.5     --         4.0
                                               ---------   -------  -------
         Net cash provided by financing
           activities........................        8.5     --        18.6
                                               ---------   -------  -------
 Net change in cash and cash equivalents.....       42.1     (82.1)   (85.0)
 Cash and cash equivalents, beginning of
  period.....................................       50.8     132.9    217.9
                                               ---------   -------  -------
 Cash and cash equivalents, end of period....  $    92.9   $  50.8  $ 132.9
                                               =========   =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $  --       $ --     $ --
     Income taxes (received) paid............  $   (11.1)  $  (5.6) $   4.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management, Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2001, December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $96.9 million, $89.7 million and $35.5 million, respectively, and total benefits, losses and expenses of $76.2 million, $62.0 million and $24.4 million, respectively. All significant inter-company accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency Inc. of Florida, Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

AFLIAC's operations primarily include the production, sale and administration of variable annuities and variable universal life as well as brokerage and non-institutional investment advisory services. Also, the Company is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholders' equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3.5% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest that provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premium. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2001, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 did not have a material impact on its financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards
No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

In April 2001, the Company's parent, FAFLIC, contributed capital of $100.0 million consisting of approximately $91.5 of fixed maturity securities and $8.5 million of cash. In December 2001, an additional contribution of $30.0 million was declared, and paid in 2002.

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $   10.6     $ 0.7       $--       $   11.3
States and political subdivisions.......       2.5       0.2       --             2.7
Foreign governments.....................      10.7       0.8       --            11.5
Corporate fixed maturities..............   1,624.0      40.9        40.2      1,624.7
Mortgage-backed securities..............     346.6       6.8         1.7        351.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,994.4     $49.4       $41.9     $2,001.9
                                          ========     =====       =====     ========
Equity securities.......................  $   42.3     $ 1.5       $ 8.5     $   35.3
                                          ========     =====       =====     ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  249.1   $  251.5
Due after one year through five years.......................     540.5      554.9
Due after five years through ten years......................     752.3      748.7
Due after ten years.........................................     452.5      446.8
                                                              --------   --------
Total.......................................................  $1,994.4   $2,001.9
                                                              ========   ========

B.  MORTGAGE LOANS AND REAL ESTATE

At December 31, 2001 there were no mortgage loans in the Company's investment portfolio. At December 31, 2000, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally were no more than 75% of the property's value at the time the original loan was made. The carrying value of mortgage loans, net of applicable reserves, was $200.1 million at December 31, 2000. Reserves for mortgage loans were $1.7 million at December 31, 2000. During 2001, the Company received proceeds of $188.4 million as a result of the sale of $180.4 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

Mortgage loan investments for 2000 comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Property type:
  Office building...........................................  $116.7
  Industrial/warehouse......................................    52.8
  Retail....................................................    21.6
  Residential...............................................     7.8
  Other.....................................................     2.9
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Geographic region:
  Pacific...................................................  $ 77.6
  South Atlantic............................................    58.4
  East North Central........................................    28.6
  Middle Atlantic...........................................    13.2
  New England...............................................    13.0
  West South Central........................................     1.8
  Other.....................................................     9.2
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

There were no mortgage loan investment reserves at December 31, 2001. As of December 31, 2000, the mortgage loan investment reserves were $1.7 million, which was deducted in arriving at investment carrying values as presented in the 2000 Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million, as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $8.2 million and $14.3 million at December 31, 2001, 2000, and 1999, respectively. Related interest income while such loans were impaired was $1.0 million and $1.5 million at December 31, 2000 and 1999, respectively. There was no interest received in 2001 related to impaired loans at December 31, 2001.

C.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2001
Net appreciation, beginning of year.........................    $  2.0          2.7         4.7
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........      (2.0)        (2.3)       (4.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       1.9       --             1.9
(Provision) benefit from deferred federal income taxes......       0.1          0.8         0.9
                                                                ------        -----      ------
                                                                 --            (1.5)       (1.5)
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0          1.2         3.2
                                                                ======        =====      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net (depreciation) appreciation, beginning of year..........    $(10.4)       $ 7.8      $ (2.6)
                                                                ------        -----      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------        -----      ------
                                                                  12.4         (5.1)        7.3
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0        $ 2.7      $  4.7
                                                                ======        =====      ======

1999
Net appreciation, beginning of year.........................    $ 16.2        $ 7.9      $ 24.1
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------        -----      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------        -----      ------
Net (depreciation) appreciation, end of year................    $(10.4)       $ 7.8      $ (2.6)
                                                                ======        =====      ======

(1) Includes net (depreciation) appreciation on other investments of $(0.7) million, $4.9 million and $(3.1) million in 2001, 2000 and 1999 respectively.

D.  OTHER

At December 31, 2001 and 2000, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $114.1  $103.8  $107.2
Mortgage loans..............................................    13.9    17.2    19.0
Equity securities...........................................     1.3     1.0     0.4
Policy loans................................................    15.1    14.0    12.4
Other long-term investments.................................     8.3     2.8     4.0
Short-term investments......................................     9.3     3.3     9.5
                                                              ------  ------  ------
    Gross investment income.................................   162.0   142.1   152.5
Less investment expenses....................................    (1.6)   (1.7)   (2.3)
                                                              ------  ------  ------
    Net investment income...................................  $160.4  $140.4  $150.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company had fixed maturities with a carrying value of $0.7 million and $0.2 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.8 million, $0.2 million and $1.2 million in 2001, 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured or modified loans as of December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million in 2000 and 1999. Actual interest income on these loans included in net investment income aggregated $1.0 million and $1.1 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $0.4 million and $0.2 million at December 31, 2001 and 2000, respectively, which were non-income producing during 2001 and 2000.

Included in other long-term investments is income from limited partnerships of $0.5 million, $1.9 million and $0.9 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(18.6) $(20.5) $(18.8)
Mortgage loans..............................................     8.0     0.7     0.8
Equity securities...........................................     5.6     0.9     8.5
Other long-term investments.................................    (0.9)    3.7     0.8
                                                              ------  ------  ------
Net realized investment losses..............................  $ (5.9) $(15.2) $ (8.7)
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................     $287.0      $13.7  $ 6.3
Equity securities...........................................     $ 14.8      $ 5.6  $--
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company recognized losses of $25.1 million, $3.6 million and $17.5 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(5.5) million, $(2.9) million and $(18.0)
 million in 2001, 2000 and 1999, respectively)..............  $(10.0) $ (5.4) $(33.4)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(4.6) million,
 $(6.9) million and $(3.6) million in 2001, 2000 and 1999,
 respectively)..............................................  $ (8.5)  (12.7)   (6.7)
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $ (1.5) $  7.3  $(26.7)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                 2000
                                                              -------------------  -------------------
DECEMBER 31,                                                  CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                                   VALUE     VALUE      VALUE     VALUE
-------------                                                 ---------  --------  ---------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   92.9   $   92.9  $   50.8   $   50.8
  Fixed maturities..........................................   2,001.9    2,001.9   1,270.0    1,270.0
  Equity securities.........................................      35.3       35.3      35.8       35.8
  Mortgage loans............................................     --         --        200.1      208.5
  Policy loans..............................................     192.7      192.7     185.4      185.4
                                                              --------   --------  --------   --------
                                                              $2,322.8   $2,322.8  $1,742.1   $1,750.5
                                                              ========   ========  ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,532.6   $1,523.0  $  978.3   $  946.2
  Supplemental contracts without life contingencies.........      35.8       35.8      19.9       19.9
  Other individual contract deposit funds...................      30.8       30.9      23.8       23.8
                                                              --------   --------  --------   --------
                                                              $1,599.2   $1,589.7  $1,022.0   $  989.9
                                                              ========   ========  ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000   1999
-------------                                                 ------  ------  -----
Federal income tax expense
  Current...................................................  $(12.3) $(36.7) $15.5
  Deferred..................................................    40.1    69.7   30.5
                                                              ------  ------  -----
Total.......................................................  $ 27.8  $ 33.0  $46.0
                                                              ======  ======  =====

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2001    2000   1999
-------------                                                 -----  ------  -----
Expected federal income tax expense.........................  $35.6  $ 53.4  $46.3
  Dividend received deduction...............................   (7.3)   (6.9)  --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   --     (13.3)  --
  Other, net................................................   (0.5)   (0.2)  (0.3)
                                                              -----  ------  -----
Federal income tax expense..................................  $27.8  $ 33.0  $46.0
                                                              =====  ======  =====

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2001     2000
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(170.4) $(227.2)
  Tax credit carryforwards..................................    (11.5)    (2.8)
  Deferred acquisition costs................................    428.2    398.3
  Investments, net..........................................     (1.2)     2.1
  Litigation reserves.......................................     (0.6)    (6.5)
  Loss carryforwards........................................    (51.0)    (8.0)
  Other, net................................................      7.0     12.6
                                                              -------  -------
Deferred tax liability, net.................................  $ 200.5  $ 168.5
                                                              =======  =======

Gross deferred income tax liabilities totaled $506.6 million and $423.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax assets totaled $306.1 million and $255.1 million at December 31, 2001 and 2000, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards and foreign tax credit recoverable of $4.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $145.7 million expiring in 2015.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, that amounted to $217.7 million, $183.9 million and $173.9 million in 2001, 2000 and 1999 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $18.5 million and $16.6 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, AFLIAC has recorded a $20.8 million minimum pension liability as of December 31, 2001.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2001, 2000 or 1999. During 2002, AFLIAC could pay dividends of $19.5 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement
No. 113").

The Company reinsures 100% of certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 35.6  $ 38.1  $ 41.3
  Assumed...................................................    --      --      --
  Ceded.....................................................   (35.4)  (38.0)  (40.8)
                                                              ------  ------  ------
Net premiums................................................  $  0.2  $  0.1  $  0.5
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses :
  Direct....................................................  $246.8  $191.6  $212.6
  Assumed...................................................    --      --      --
  Ceded.....................................................   (45.6)  (21.5)  (37.0)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $201.2  $170.1  $175.6
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001      2000      1999
-------------                                                 --------  --------  --------
Balance at beginning of year................................  $1,344.2  $1,156.4  $  950.5
  Acquisition expenses deferred.............................     262.8     277.5     219.5
  Amortized to expense during the year......................     (68.8)    (70.5)    (49.8)
  Adjustment for commission buyout program..................     (29.2)    --        --
  Adjustment to equity during the year......................       2.2     (19.2)     36.2
                                                              --------  --------  --------
Balance at end of year......................................  $1,511.2  $1,344.2  $1,156.4
                                                              ========  ========  ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $244.2 million and $239.2 million at December 31, 2001 and 2000. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $5.2 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by the state of Delaware. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $22.2 million. Included in this total adjustment is an increase in surplus of $22.5 million related to the establishment of deferred tax assets and a decrease in surplus of $0.3 million related to non-admitted assets. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  ------
Statutory net income........................................  $(170.7) $(40.3) $  5.0
Statutory shareholder's surplus.............................  $ 194.9  $282.1  $342.7

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

SEPARATE ACCOUNT VA-P

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                                                          PIONEER
                                                                                          AMERICA              PIONEER
                                                                                           INCOME              BALANCED
                                                                                            VCT                  VCT
                                                                                        ------------         ------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $ 36,895,518         $ 56,423,987
Investments in shares of AIM Variable Insurance Funds                                             --                   --
Investments in shares of Alliance Variable Products Series Fund, Inc.                             --                   --
Investments in shares of Delaware Group Premium Fund                                              --                   --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     --                   --
Investment in shares Van Kampen Life Investment Trust                                             --                   --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               54                   --
                                                                                        ------------         ------------
    Total assets                                                                          36,895,572           56,423,987

LIABILITIES:                                                                                      --                   --
                                                                                        ------------         ------------
    Net assets                                                                          $ 36,895,572         $ 56,423,987
                                                                                        ============         ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $ 36,895,572         $ 56,423,987
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        --                   --
                                                                                        ------------         ------------
                                                                                        $ 36,895,572         $ 56,423,987
                                                                                        ============         ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                    27,913,171           36,150,846
  Net asset value per unit, December 31, 2001                                           $   1.321798         $   1.560793

                                                                                           PIONEER             PIONEER
                                                                                          EMERGING             EQUITY-
                                                                                           MARKETS             INCOME
                                                                                             VCT                 VCT
                                                                                        ------------         ------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $  6,606,108         $159,553,637
Investments in shares of AIM Variable Insurance Funds                                             --                   --
Investments in shares of Alliance Variable Products Series Fund, Inc.                             --                   --
Investments in shares of Delaware Group Premium Fund                                              --                   --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     --                   --
Investment in shares Van Kampen Life Investment Trust                                             --                   --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               --              437,279
                                                                                        ------------         ------------
    Total assets                                                                           6,606,108          159,990,916

LIABILITIES:                                                                                      --                   --
                                                                                        ------------         ------------
    Net assets                                                                          $  6,606,108         $159,990,916
                                                                                        ============         ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $  6,606,108         $159,990,916
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        --                   --
                                                                                        ------------         ------------
                                                                                        $  6,606,108         $159,990,916
                                                                                        ============         ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                     6,033,103           69,400,771
  Net asset value per unit, December 31, 2001                                           $   1.094977         $   2.305319

                                                                                          PIONEER              PIONEER
                                                                                          EUROPE                 FUND
                                                                                            VCT                  VCT
                                                                                        ------------         ------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $ 12,258,797         $196,106,967
Investments in shares of AIM Variable Insurance Funds                                             --                   --
Investments in shares of Alliance Variable Products Series Fund, Inc.                             --                   --
Investments in shares of Delaware Group Premium Fund                                              --                   --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     --                   --
Investment in shares Van Kampen Life Investment Trust                                             --                   --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               --                   --
                                                                                        ------------         ------------
    Total assets                                                                          12,258,797          196,106,967

LIABILITIES:                                                                                      --                   --
                                                                                        ------------         ------------
    Net assets                                                                          $ 12,258,797         $196,106,967
                                                                                        ============         ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $ 12,258,797         $196,106,967
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        --                   --
                                                                                        ------------         ------------
                                                                                        $ 12,258,797         $196,106,967
                                                                                        ============         ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                    14,927,725          149,504,478
  Net asset value per unit, December 31, 2001                                           $   0.821210         $   1.311713

                                                                                          PIONEER              PIONEER
                                                                                           GLOBAL               GLOBAL
                                                                                         FINANCIALS           HEALTH CARE
                                                                                            VCT                  VCT
                                                                                        ------------         ------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $    318,221         $    634,738
Investments in shares of AIM Variable Insurance Funds                                             --                   --
Investments in shares of Alliance Variable Products Series Fund, Inc.                             --                   --
Investments in shares of Delaware Group Premium Fund                                              --                   --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     --                   --
Investment in shares Van Kampen Life Investment Trust                                             --                   --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               --                   --
                                                                                        ------------         ------------
    Total assets                                                                             318,221              634,738

LIABILITIES:                                                                                      --                   --
                                                                                        ------------         ------------
    Net assets                                                                          $    318,221         $    634,738
                                                                                        ============         ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $    133,026         $    632,727
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                   185,195                2,011
                                                                                        ------------         ------------
                                                                                        $    318,221         $    634,738
                                                                                        ============         ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                       323,498              631,283
  Net asset value per unit, December 31, 2001                                           $   0.983685         $   1.005474

                                                                                          PIONEER              PIONEER
                                                                                           GLOBAL               GROWTH
                                                                                          TELECOMS              SHARES
                                                                                            VCT                   VCT
                                                                                        ------------         ------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $    168,366         $ 71,218,993
Investments in shares of AIM Variable Insurance Funds                                             --                   --
Investments in shares of Alliance Variable Products Series Fund, Inc.                             --                   --
Investments in shares of Delaware Group Premium Fund                                              --                   --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     --                   --
Investment in shares Van Kampen Life Investment Trust                                             --                   --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               --                   --
                                                                                        ------------         ------------
    Total assets                                                                             168,366           71,218,993

LIABILITIES:                                                                                      --                   --
                                                                                        ------------         ------------
    Net assets                                                                          $    168,366         $ 71,218,993
                                                                                        ============         ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $     14,301         $ 71,218,993
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                   154,065                   --
                                                                                        ------------         ------------
                                                                                        $    168,366         $ 71,218,993
                                                                                        ============         ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                       243,541           68,890,362
  Net asset value per unit, December 31, 2001                                           $   0.691326         $   1.033802

                                                                                          PIONEER
                                                                                           HIGH
                                                                                           YIELD
                                                                                            VCT
                                                                                        ------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $ 31,739,694
Investments in shares of AIM Variable Insurance Funds                                             --
Investments in shares of Alliance Variable Products Series Fund, Inc.                             --
Investments in shares of Delaware Group Premium Fund                                              --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     --
Investment in shares Van Kampen Life Investment Trust                                             --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               --
                                                                                        ------------
    Total assets                                                                          31,739,694

LIABILITIES:                                                                                      --
                                                                                        ------------
    Net assets                                                                          $ 31,739,694
                                                                                        ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $ 31,739,694
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        --
                                                                                        ------------
                                                                                        $ 31,739,694
                                                                                        ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                    26,748,774
  Net asset value per unit, December 31, 2001                                           $   1.186585

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-P

DECEMBER 31, 2001

                                                                                           PIONEER             PIONEER
                                                                                        INTERNATIONAL          MID-CAP
                                                                                            VALUE               VALUE
                                                                                           VCT (a)               VCT
                                                                                        -------------        ------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $ 31,628,250         $110,661,979
Investments in shares of AIM Variable Insurance Funds                                             --                   --
Investments in shares of Alliance Variable Products Series Fund, Inc.                             --                   --
Investments in shares of Delaware Group Premium Fund                                              --                   --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     --                   --
Investment in shares Van Kampen Life Investment Trust                                             --                   --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               --               31,332
                                                                                        ------------         ------------
    Total assets                                                                          31,628,250          110,693,311

LIABILITIES:                                                                                      --                   --
                                                                                        ------------         ------------
    Net assets                                                                          $ 31,628,250         $110,693,311
                                                                                        ============         ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $ 31,628,250         $110,693,311
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        --                   --
                                                                                        ------------         ------------
                                                                                        $ 31,628,250         $110,693,311
                                                                                        ============         ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                    33,498,859           53,130,605
  Net asset value per unit, December 31, 2001                                           $   0.944159         $   2.083419

                                                                                          PIONEER              PIONEER
                                                                                           MONEY                 REAL
                                                                                           MARKET               ESTATE
                                                                                             VCT              GROWTH VCT
                                                                                        ------------         ------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $ 48,094,446         $ 21,181,207
Investments in shares of AIM Variable Insurance Funds                                             --                   --
Investments in shares of Alliance Variable Products Series Fund, Inc.                             --                   --
Investments in shares of Delaware Group Premium Fund                                              --                   --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     --                   --
Investment in shares Van Kampen Life Investment Trust                                             --                   --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               --                   --
                                                                                        ------------         ------------
    Total assets                                                                          48,094,446           21,181,207

LIABILITIES:                                                                                      --                   --
                                                                                        ------------         ------------
    Net assets                                                                          $ 48,094,446         $ 21,181,207
                                                                                        ============         ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $ 48,094,446         $ 21,181,207
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        --                   --
                                                                                        ------------         ------------
                                                                                        $ 48,094,446         $ 21,181,207
                                                                                        ============         ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                    38,835,359           11,144,496
  Net asset value per unit, December 31, 2001                                           $   1.238419         $   1.900598

                                                                                           PIONEER             PIONEER
                                                                                          SCIENCE &             SMALL
                                                                                         TECHNOLOGY           CAP VALUE
                                                                                             VCT                 VCT
                                                                                        ------------         ------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $  5,896,509         $    391,407
Investments in shares of AIM Variable Insurance Funds                                             --                   --
Investments in shares of Alliance Variable Products Series Fund, Inc.                             --                   --
Investments in shares of Delaware Group Premium Fund                                              --                   --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     --                   --
Investment in shares Van Kampen Life Investment Trust                                             --                   --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               --                   --
                                                                                        ------------         ------------
    Total assets                                                                           5,896,509              391,407

LIABILITIES:                                                                                      --                   --
                                                                                        ------------         ------------
    Net assets                                                                          $  5,896,509         $    391,407
                                                                                        ============         ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $  5,896,509         $    389,237
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        --                2,170
                                                                                        ------------         ------------
                                                                                        $  5,896,509         $    391,407
                                                                                        ============         ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                    11,814,662              360,810
  Net asset value per unit, December 31, 2001                                           $   0.499084         $   1.084800

                                                                                          PIONEER              PIONEER
                                                                                           SMALL              STRATEGIC
                                                                                          COMPANY              INCOME
                                                                                             VCT                 VCT
                                                                                        ------------         ------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $  2,185,177         $  6,958,591
Investments in shares of AIM Variable Insurance Funds                                             --                   --
Investments in shares of Alliance Variable Products Series Fund, Inc.                             --                   --
Investments in shares of Delaware Group Premium Fund                                              --                   --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     --                   --
Investment in shares Van Kampen Life Investment Trust                                             --                   --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               --                   --
                                                                                        ------------         ------------
    Total assets                                                                           2,185,177            6,958,591

LIABILITIES:                                                                                      --                   --
                                                                                        ------------         ------------
    Net assets                                                                          $  2,185,177         $  6,958,591
                                                                                        ============         ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $  2,185,177         $  6,958,591
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        --                   --
                                                                                        ------------         ------------
                                                                                        $  2,185,177         $  6,958,591
                                                                                        ============         ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                     2,018,744            6,399,276
  Net asset value per unit, December 31, 2001                                           $   1.082444         $   1.087403

                                                                                          PIONEER                AIM
                                                                                           SWISS                 V.I.
                                                                                           FRANC              AGGRESSIVE
                                                                                          BOND VCT              GROWTH
                                                                                        ------------         ------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $ 25,187,926         $         --
Investments in shares of AIM Variable Insurance Funds                                             --            1,167,613
Investments in shares of Alliance Variable Products Series Fund, Inc.                             --                   --
Investments in shares of Delaware Group Premium Fund                                              --                   --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     --                   --
Investment in shares Van Kampen Life Investment Trust                                             --                   --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               --                   --
                                                                                        ------------         ------------
    Total assets                                                                          25,187,926            1,167,613

LIABILITIES:                                                                                      --                   --
                                                                                        ------------         ------------
    Net assets                                                                          $ 25,187,926         $  1,167,613
                                                                                        ============         ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $ 25,187,926         $  1,167,613
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        --                   --
                                                                                        ------------         ------------
                                                                                        $ 25,187,926         $  1,167,613
                                                                                        ============         ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                    34,573,156            1,552,348
  Net asset value per unit, December 31, 2001                                           $   0.728540         $   0.752160

                                                                                            AIM                ALLIANCE
                                                                                            V.I.               PREMIER
                                                                                           CAPITAL             GROWTH
                                                                                        APPRECIATION           CLASS B
                                                                                        ------------         ------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $         --         $         --
Investments in shares of AIM Variable Insurance Funds                                     18,394,558                   --
Investments in shares of Alliance Variable Products Series Fund, Inc.                             --           34,166,985
Investments in shares of Delaware Group Premium Fund                                              --                   --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     --                   --
Investment in shares Van Kampen Life Investment Trust                                             --                   --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               --                   --
                                                                                        ------------         ------------
    Total assets                                                                          18,394,558           34,166,985

LIABILITIES:                                                                                      --                   --
                                                                                        ------------         ------------
    Net assets                                                                          $ 18,394,558         $ 34,166,985
                                                                                        ============         ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $ 18,394,558         $ 34,166,985
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        --                   --
                                                                                        ------------         ------------
                                                                                        $ 18,394,558         $ 34,166,985
                                                                                        ============         ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                    29,225,034           53,394,507
  Net asset value per unit, December 31, 2001                                           $   0.629411         $   0.639897

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-P

DECEMBER 31, 2001

                                                                                                                DGPF
                                                                                          ALLIANCE             GROWTH
                                                                                         TECHNOLOGY         OPPORTUNITIES
                                                                                           CLASS B          SERVICE CLASS
                                                                                        ------------        -------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $         --         $         --
Investments in shares of AIM Variable Insurance Funds                                             --                   --
Investments in shares of Alliance Variable Products Series Fund, Inc.                     14,048,852                   --
Investments in shares of Delaware Group Premium Fund                                              --            8,048,039
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     --                   --
Investment in shares Van Kampen Life Investment Trust                                             --                   --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               --                   --
                                                                                        ------------         ------------
    Total assets                                                                          14,048,852            8,048,039

LIABILITIES:                                                                                      --                   --
                                                                                        ------------         ------------
    Net assets                                                                          $ 14,048,852         $  8,048,039
                                                                                        ============         ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $ 14,048,852         $  8,048,039
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        --                   --
                                                                                        ------------         ------------
                                                                                        $ 14,048,852         $  8,048,039
                                                                                        ============         ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                    29,566,882           11,686,673
  Net asset value per unit, December 31, 2001                                           $   0.475155         $   0.688651

                                                                                             DGPF              FT VIP
                                                                                            SELECT            FRANKLIN
                                                                                            GROWTH            SMALL CAP
                                                                                        SERVICE CLASS          CLASS 2
                                                                                        -------------        ------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $          --        $         --
Investments in shares of AIM Variable Insurance Funds                                              --                  --
Investments in shares of Alliance Variable Products Series Fund, Inc.                              --                  --
Investments in shares of Delaware Group Premium Fund                                       10,675,464                  --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                      --          16,425,282
Investment in shares Van Kampen Life Investment Trust                                              --                  --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                --                  --
                                                                                        -------------        ------------
    Total assets                                                                           10,675,464          16,425,282

LIABILITIES:                                                                                       --                  --
                                                                                        -------------        ------------
    Net assets                                                                          $  10,675,464        $ 16,425,282
                                                                                        =============        ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $  10,675,464        $ 16,425,282
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                         --                  --
                                                                                        -------------        ------------
                                                                                        $  10,675,464        $ 16,425,282
                                                                                        =============        ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                     18,018,756          23,624,491
  Net asset value per unit, December 31, 2001                                           $    0.592464        $   0.695265

                                                                                                               FT VIP
                                                                                           FT VIP             TEMPLETON
                                                                                         TEMPLETON           INTERNATIONAL
                                                                                           ASSET                SMALLER
                                                                                          STRATEGY             COMPANIES
                                                                                          CLASS 2               CLASS 2
                                                                                        ------------         -------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $         --         $         --
Investments in shares of AIM Variable Insurance Funds                                             --                   --
Investments in shares of Alliance Variable Products Series Fund, Inc.                             --                   --
Investments in shares of Delaware Group Premium Fund                                              --                   --
Investments in shares of Franklin Templeton Variable Insurance Products Trust              2,782,673            1,928,470
Investment in shares Van Kampen Life Investment Trust                                             --                   --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               --                   --
                                                                                        ------------         ------------
    Total assets                                                                           2,782,673            1,928,470

LIABILITIES:                                                                                      --                   --
                                                                                        ------------         ------------
    Net assets                                                                          $  2,782,673         $  1,928,470
                                                                                        ============         ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $  2,782,673         $  1,928,470
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        --                   --
                                                                                        ------------         ------------
                                                                                        $  2,782,673         $  1,928,470
                                                                                        ============         ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                     3,137,050            2,084,503
  Net asset value per unit, December 31, 2001                                           $   0.887035         $   0.925146

                                                                                         VAN KAMPEN
                                                                                        LIT EMERGING
                                                                                           GROWTH
                                                                                        ------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT)                         $         --
Investments in shares of AIM Variable Insurance Funds                                             --
Investments in shares of Alliance Variable Products Series Fund, Inc.                             --
Investments in shares of Delaware Group Premium Fund                                              --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     --
Investment in shares Van Kampen Life Investment Trust                                     21,256,823
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               --
                                                                                        ------------
    Total assets                                                                          21,256,823

LIABILITIES:                                                                                      --
                                                                                        ------------
    Net assets                                                                          $ 21,256,823
                                                                                        ============
NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision 2, C-Vision & Xtra Vision                                              $ 21,256,823
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        --
                                                                                        ------------
                                                                                        $ 21,256,823
                                                                                        ============
Pioneer Vision 2, C-Vision & Xtra Vision:
  Units outstanding, December 31, 2001                                                    39,602,175
  Net asset value per unit, December 31, 2001                                           $   0.536759

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-P

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                 PIONEER                             PIONEER            PIONEER
                                                                 AMERICA           PIONEER           EMERGING           EQUITY-
                                                                  INCOME           BALANCED          MARKETS            INCOME
                                                                   VCT               VCT               VCT                VCT
                                                               ------------     ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends                                                    $  1,802,365     $  1,429,388       $         --       $  3,003,985
                                                               ------------     ------------       ------------       ------------
EXPENSES:
PIONEER VISION 2, C-VISION & XTRA VISION:
  Mortality and expense risk fees                                   422,471          723,069             94,644          2,066,839
  Administrative expense fees                                        50,696           86,768             11,357            248,021
                                                               ------------     ------------       ------------       ------------
    Total expenses                                                  473,167          809,837            106,001          2,314,860
                                                               ------------     ------------       ------------       ------------
    Net investment income (loss)                                  1,329,198          619,551           (106,001)           689,125
                                                               ------------     ------------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     --               --                 --          8,730,126
  Net realized gain (loss) from sales of investments                 99,572          (57,781)        (2,412,929)         1,560,017
                                                               ------------     ------------       ------------       ------------
    Net realized gain (loss)                                         99,572          (57,781)        (2,412,929)        10,290,143
  Net unrealized gain (loss)                                         (1,023)      (2,711,757)         1,824,094        (25,870,503)
                                                               ------------     ------------       ------------       ------------
    Net realized and unrealized gain (loss)                          98,549       (2,769,538)          (588,835)       (15,580,360)
                                                               ------------     ------------       ------------       ------------
    Net increase (decrease) in net assets from operations      $  1,427,747     $ (2,149,987)      $   (694,836)      $(14,891,235)
                                                               ============     ============       ============       ============

                                                                                   PIONEER                              PIONEER
                                                                  PIONEER          EUROPE             PIONEER           GLOBAL
                                                                  EUROPE           SELECT              FUND            FINANCIALS
                                                                    VCT            VCT (b)              VCT                VCT
                                                               ------------     ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends                                                    $    233,259     $         --       $  1,685,616       $         --
                                                               ------------     ------------       ------------       ------------
EXPENSES:
PIONEER VISION 2, C-VISION & XTRA VISION:
  Mortality and expense risk fees                                   183,820               45          2,554,228              1,056
  Administrative expense fees                                        22,058                6            306,508                126
                                                               ------------     ------------       ------------       ------------
    Total expenses                                                  205,878               51          2,860,736              1,182
                                                               ------------     ------------       ------------       ------------
    Net investment income (loss)                                     27,381              (51)        (1,175,120)            (1,182)
                                                               ------------     ------------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     --               --          9,952,485                 --
  Net realized gain (loss) from sales of investments             (4,801,208)          (1,126)          (120,957)               (16)
                                                               ------------     ------------       ------------       ------------
    Net realized gain (loss)                                     (4,801,208)          (1,126)         9,831,528                (16)
  Net unrealized gain (loss)                                        655,665               --        (36,027,071)             8,709
                                                               ------------     ------------       ------------       ------------
    Net realized and unrealized gain (loss)                      (4,145,543)          (1,126)       (26,195,543)             8,693
                                                               ------------     ------------       ------------       ------------
    Net increase (decrease) in net assets from operations      $ (4,118,162)    $     (1,177)      $(27,370,663)      $      7,511
                                                               ============     ============       ============       ============

                                                                 PIONEER          PIONEER            PIONEER            PIONEER
                                                                  GLOBAL           GLOBAL            GROWTH               HIGH
                                                               HEALTH CARE        TELECOMS           SHARES              YIELD
                                                                   VCT              VCT                VCT                VCT
                                                               ------------     ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends                                                    $         --     $         --       $         --       $  1,571,410
                                                               ------------     ------------       ------------       ------------
EXPENSES:
PIONEER VISION 2, C-VISION & XTRA VISION:
  Mortality and expense risk fees                                     1,952              475          1,059,562            216,920
  Administrative expense fees                                           234               57            127,148             26,030
                                                               ------------     ------------       ------------       ------------
    Total expenses                                                    2,186              532          1,186,710            242,950
                                                               ------------     ------------       ------------       ------------
    Net investment income (loss)                                     (2,186)            (532)        (1,186,710)         1,328,460
                                                               ------------     ------------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     --               --                 --            149,754
  Net realized gain (loss) from sales of investments                  8,907           (1,526)        (3,987,311)          (195,644)
                                                               ------------     ------------       ------------       ------------
    Net realized gain (loss)                                          8,907           (1,526)        (3,987,311)           (45,890)
  Net unrealized gain (loss)                                         19,384            3,169        (14,756,716)           483,093
                                                               ------------     ------------       ------------       ------------
    Net realized and unrealized gain (loss)                          28,291            1,643        (18,744,027)           437,203
                                                               ------------     ------------       ------------       ------------
    Net increase (decrease) in net assets from operations      $     26,105     $      1,111       $(19,930,737)      $  1,765,663
                                                               ============     ============       ============       ============

                                                                  PIONEER          PIONEER           PIONEER            PIONEER
                                                               INTERNATIONAL       MID-CAP            MONEY              REAL
                                                                   VALUE            VALUE             MARKET            ESTATE
                                                                  VCT (a)            VCT               VCT            GROWTH VCT
                                                               -------------    ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends                                                    $     86,537     $    578,213       $  1,292,692       $  1,011,066
                                                               ------------     ------------       ------------       ------------
EXPENSES:
PIONEER VISION 2, C-VISION & XTRA VISION:
  Mortality and expense risk fees                                   472,907        1,325,280            515,612            252,929
  Administrative expense fees                                        56,749          159,033             61,873             30,352
                                                               ------------     ------------       ------------       ------------
    Total expenses                                                  529,656        1,484,313            577,485            283,281
                                                               ------------     ------------       ------------       ------------
    Net investment income (loss)                                   (443,119)        (906,100)           715,207            727,785
                                                               ------------     ------------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     --        8,491,817                 --                 --
  Net realized gain (loss) from sales of investments             (9,613,459)       1,156,124                 --            (43,124)
                                                               ------------     ------------       ------------       ------------
    Net realized gain (loss)                                     (9,613,459)       9,647,941                 --            (43,124)
  Net unrealized gain (loss)                                       (669,825)      (3,923,911)                --            409,962
                                                               ------------     ------------       ------------       ------------
    Net realized and unrealized gain (loss)                     (10,283,284)       5,724,030                 --            366,838
                                                               ------------     ------------       ------------       ------------
    Net increase (decrease) in net assets from operations      $(10,726,403)    $  4,817,930       $    715,207       $  1,094,623
                                                               ============     ============       ============       ============

                                                                  PIONEER          PIONEER
                                                                 SCIENCE &          SMALL
                                                                TECHNOLOGY        CAP VALUE
                                                                    VCT              VCT
                                                               -----------      -----------
INVESTMENT INCOME:
  Dividends                                                    $        --      $        --
                                                               -----------      -----------
EXPENSES:
PIONEER VISION 2, C-VISION & XTRA VISION:
  Mortality and expense risk fees                                   80,770              173
  Administrative expense fees                                        9,693               20
                                                               -----------      -----------
    Total expenses                                                  90,463              193
                                                               -----------      -----------
    Net investment income (loss)                                   (90,463)            (193)
                                                               -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                    --               --
  Net realized gain (loss) from sales of investments            (2,033,109)               2
                                                               -----------      -----------
    Net realized gain (loss)                                    (2,033,109)               2
  Net unrealized gain (loss)                                      (835,416)           9,159
                                                               -----------      -----------
    Net realized and unrealized gain (loss)                     (2,868,525)           9,161
                                                               -----------      -----------
    Net increase (decrease) in net assets from operations      $(2,958,988)     $     8,968
                                                               ============     ===========

(a) Name changed.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-P

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                 PIONEER           PIONEER           PIONEER              AIM
                                                                  SMALL           STRATEGIC           SWISS               V.I.
                                                                 COMPANY           INCOME             FRANC            AGGRESSIVE
                                                                   VCT               VCT             BOND VCT            GROWTH
                                                               ------------     ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends                                                    $         --     $    418,016       $         --       $         --
                                                               ------------     ------------       ------------       ------------
EXPENSES:
PIONEER VISION 2, C-VISION & XTRA VISION:
  Mortality and expense risk fees                                    13,265           68,408            389,660              3,371
  Administrative expense fees                                         1,591            8,209             46,759                405
                                                               ------------     ------------       ------------       ------------
    Total expenses                                                   14,856           76,617            436,419              3,776
                                                               ------------     ------------       ------------       ------------
    Net investment income (loss)                                    (14,856)         341,399           (436,419)            (3,776)
                                                               ------------     ------------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     --               --                 --                 --
  Net realized gain (loss) from sales of investments                (81,108)         (28,778)        (1,470,572)            (2,385)
                                                               ------------     ------------       ------------       ------------
    Net realized gain (loss)                                        (81,108)         (28,778)        (1,470,572)            (2,385)
  Net unrealized gain (loss)                                        113,833          (60,893)         1,660,706             36,180
                                                               ------------     ------------       ------------       ------------
    Net realized and unrealized gain (loss)                          32,725          (89,671)           190,134             33,795
                                                               ------------     ------------       ------------       ------------
    Net increase (decrease) in net assets from operation       $     17,869     $    251,728       $   (246,285)      $     30,019
                                                               ============     ============       ============       ============


                                                                   AIM            ALLIANCE                                DGPF
                                                                   V.I.           PREMIER            ALLIANCE            GROWTH
                                                                 CAPITAL           GROWTH           TECHNOLOGY        OPPORTUNITIES
                                                               APPRECIATION       CLASS B             CLASS B         SERVICE CLASS
                                                               ------------     ------------       ------------       -------------
INVESTMENT INCOME:
  Dividends                                                    $         --     $         --       $         --       $          --
                                                               ------------     ------------       ------------       -------------
EXPENSES:
PIONEER VISION 2, C-VISION & XTRA VISION:
  Mortality and expense risk fees                                   254,938          425,648            186,067             105,304
  Administrative expense fees                                        30,593           51,078             22,328              12,636
                                                               ------------     ------------       ------------       -------------
    Total expenses                                                  285,531          476,726            208,395             117,940
                                                               ------------     ------------       ------------       -------------
    Net investment income (loss)                                   (285,531)        (476,726)          (208,395)           (117,940)
                                                               ------------     ------------       ------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor              1,469,982        1,862,559          1,223,352           1,991,756
  Net realized gain (loss) from sales of investments             (3,324,317)      (2,695,563)        (3,861,392)         (5,037,433)
                                                               ------------     ------------       ------------       -------------
    Net realized gain (loss)                                     (1,854,335)        (833,004)        (2,638,040)         (3,045,677)
  Net unrealized gain (loss)                                     (4,502,996)      (6,395,760)        (2,407,808)          1,379,502
                                                               ------------     ------------       ------------       -------------
    Net realized and unrealized gain (loss)                      (6,357,331)      (7,228,764)        (5,045,848)         (1,666,175)
                                                               ------------     ------------       ------------       -------------
    Net increase (decrease) in net assets from operations      $ (6,642,862)    $ (7,705,490)      $ (5,254,243)      $  (1,784,115)
                                                               ============     ============       ============       =============

                                                                                                                         FT VIP
                                                                                                      FT VIP            TEMPLETON
                                                                   DGPF            FT VIP           TEMPLETON         INTERNATIONAL
                                                                  SELECT          FRANKLIN            ASSET              SMALLER
                                                                  GROWTH          SMALL CAP          STRATEGY           COMPANIES
                                                               SERVICE CLASS       CLASS 2           CLASS 2             CLASS 2
                                                               -------------    ------------       ------------       -------------
INVESTMENT INCOME:
  Dividends                                                    $         --     $     51,757       $     28,636       $      30,966
                                                               ------------     ------------       ------------       -------------
EXPENSES:
PIONEER VISION 2, C-VISION & XTRA VISION:
  Mortality and expense risk fees                                   149,550          175,418             27,391              15,323
  Administrative expense fees                                        17,946           21,050              3,286               1,838
                                                               ------------     ------------       ------------       -------------
    Total expenses                                                  167,496          196,468             30,677              17,161
                                                               ------------     ------------       ------------       -------------
    Net investment income (loss)                                   (167,496)        (144,711)            (2,041)             13,805
                                                               ------------     ------------       ------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     --               --            205,123                  --
  Net realized gain (loss) from sales of investments             (2,461,631)      (3,579,650)          (322,798)            (56,124)
                                                               ------------     ------------       ------------       -------------
    Net realized gain (loss)                                     (2,461,631)      (3,579,650)          (117,675)            (56,124)
  Net unrealized gain (loss)                                     (1,395,748)       1,422,692           (117,285)            138,977
                                                               ------------     ------------       ------------       -------------
    Net realized and unrealized gain (loss)                      (3,857,379)      (2,156,958)          (234,960)             82,853
                                                               ------------     ------------       ------------       -------------
    Net increase (decrease) in net assets from operations      $ (4,024,875)    $ (2,301,669)      $   (237,001)      $      96,658
                                                               ============     ============       ============       =============

                                                                VAN KAMPEN
                                                               LIT EMERGING
                                                                  GROWTH
                                                               ------------
INVESTMENT INCOME:
  Dividends                                                    $     23,294
                                                               ------------
EXPENSES:
PIONEER VISION 2, C-VISION & XTRA VISION:
  Mortality and expense risk fees                                   289,412
  Administrative expense fees                                        34,730
                                                               ------------
    Total expenses                                                  324,142
                                                               ------------
    Net investment income (loss)                                   (300,848)
                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     --
  Net realized gain (loss) from sales of investments             (9,137,500)
                                                               ------------
    Net realized gain (loss)                                     (9,137,500)
  Net unrealized gain (loss)                                       (431,450)
                                                               ------------
    Net realized and unrealized gain (loss)                      (9,568,950)
                                                               ------------
    Net increase (decrease) in net assets from operations      $ (9,869,798)
                                                               ============

(a) Name changed.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-P

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 PIONEER
                                                                                 AMERICA                         PIONEER
                                                                                INCOME VCT                     BALANCED VCT
                                                                          YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------   ----------------------------
                                                                            2001          2000            2001           2000
                                                                       -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   1,329,198  $   1,177,681   $     619,551  $   1,159,018
    Net realized gain (loss)                                                  99,572       (475,771)        (57,781)       230,637
    Net unrealized gain (loss)                                                (1,023)     1,740,633      (2,711,757)     1,066,752
                                                                       -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from operations                  1,427,747      2,442,543      (2,149,987)     2,456,407
                                                                       -------------  -------------   -------------  -------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  5,714,663      2,162,708       4,984,770      2,972,433
    Withdrawals                                                           (3,170,352)    (3,277,307)     (5,011,680)    (7,497,313)
    Contract benefits                                                     (1,114,914)      (935,588)     (2,107,350)    (3,063,917)
    Contract charges                                                         (18,760)        (7,572)        (24,745)       (19,275)
    Transfers between sub-accounts (including fixed account), net          8,455,287     (5,490,456)        522,138    (10,315,979)
    Other transfers from (to) the General Account                            190,234      1,148,647       1,197,762      2,511,756
    Net increase (decrease) in investment by Sponsor                              --             --              --             --
                                                                       -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from contract transactions      10,056,158     (6,399,568)       (439,105)   (15,412,295)
                                                                       -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets                                 11,483,905     (3,957,025)     (2,589,092)   (12,955,888)

NET ASSETS:
  Beginning of year                                                       25,411,667     29,368,692      59,013,079     71,968,967
                                                                       -------------  -------------   -------------  -------------
  End of year                                                          $  36,895,572  $  25,411,667   $  56,423,987  $  59,013,079
                                                                       =============  =============   =============  =============


                                                                                PIONEER                          PIONEER
                                                                                EMERGING                     EQUITY- INCOME
                                                                               MARKETS VCT                         VCT
                                                                          YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                       ----------------------------   ----------------------------
                                                                           2001           2000            2001           2000
                                                                       -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $    (106,001) $    (229,986)  $     689,125  $   1,749,413
    Net realized gain (loss)                                              (2,412,929)    (1,373,471)     10,290,143     24,156,031
    Net unrealized gain (loss)                                             1,824,094     (6,983,767)    (25,870,503)    (6,073,238)
                                                                       -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from operations                   (694,836)    (8,587,224)    (14,891,235)    19,832,206
                                                                       -------------  -------------   -------------  -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    557,681      4,804,809      16,039,192      9,659,711
    Withdrawals                                                             (794,259)    (3,333,701)    (14,940,745)   (29,112,285)
    Contract benefits                                                       (224,887)      (144,228)     (6,376,463)    (6,309,033)
    Contract charges                                                          (7,185)        (9,088)        (80,387)       (59,721)
    Transfers between sub-accounts (including fixed account), net         (1,381,392)     5,885,744      (1,378,995)   (41,405,472)
    Other transfers from (to) the General Account                             28,336      1,189,609       2,131,875      2,823,601
    Net increase (decrease) in investment by Sponsor                              --             --              --             --
                                                                       -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from contract transactions      (1,821,706)     8,393,145      (4,605,523)   (64,403,199)
                                                                       -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets                                 (2,516,542)      (194,079)    (19,496,758)   (44,570,993)

NET ASSETS:
  Beginning of year                                                        9,122,650      9,316,729     179,487,674    224,058,667
                                                                       -------------  -------------   -------------  -------------
  End of year                                                          $   6,606,108  $   9,122,650   $ 159,990,916  $ 179,487,674
                                                                       =============  =============   =============  =============


                                                                                      PIONEER                      PIONEER
                                                                                     EUROPE VCT                    EUROPE
                                                                               YEAR ENDED DECEMBER 31,          SELECT VCT (b)
                                                                            ----------------------------         PERIOD FROM
                                                                                2001           2000           5/1/01* TO 8/6/01
                                                                            -------------  -------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                            $      27,381  $    (270,537)   $                 (51)
    Net realized gain (loss)                                                   (4,801,208)    (1,216,149)                  (1,126)
    Net unrealized gain (loss)                                                    655,665     (4,421,721)                      --
                                                                            -------------  -------------    ---------------------
    Net increase (decrease) in net assets from operations                      (4,118,162)    (5,908,407)                  (1,177)
                                                                            -------------  -------------    ---------------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       2,071,640      6,434,242                      608
    Withdrawals                                                                (1,337,429)    (4,800,853)                      --
    Contract benefits                                                            (301,840)      (140,313)                      --
    Contract charges                                                              (17,559)       (12,476)                      (3)
    Transfers between sub-accounts (including fixed account), net              (2,165,061)     8,531,226                    1,119
    Other transfers from (to) the General Account                                 (80,580)     1,462,999                     (612)
    Net increase (decrease) in investment by Sponsor                                   --             --                       65
                                                                            -------------  -------------    ---------------------
    Net increase (decrease) in net assets from contract transactions           (1,830,829)    11,474,825                    1,177
                                                                            -------------  -------------    ---------------------
    Net increase (decrease) in net assets                                      (5,948,991)     5,566,418                       --

NET ASSETS:
  Beginning of year                                                            18,207,788     12,641,370                       --
                                                                            -------------  -------------    ---------------------
  End of year                                                               $  12,258,797  $  18,207,788    $                  --
                                                                            =============  =============    =====================

* Date of initial investment
(a) Name changed.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-P

                                                                                   PIONEER                      PIONEER
                                                                                   FUND VCT                      GLOBAL
                                                                            YEAR ENDED DECEMBER 31,           FINANCIALS VCT
                                                                         ----------------------------          PERIOD FROM
                                                                             2001            2000          5/1/01* TO 12/31/01
                                                                         -------------  -------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                         $  (1,175,120) $  (1,315,495)   $                (1,182)
    Net realized gain (loss)                                                 9,831,528      4,281,418                        (16)
    Net unrealized gain (loss)                                             (36,027,071)    (3,579,897)                     8,709
                                                                         -------------  -------------    -----------------------
    Net increase (decrease) in net assets from operations                  (27,370,663)      (613,974)                     7,511
                                                                         -------------  -------------    -----------------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   31,191,622     47,585,441                     31,230
    Withdrawals                                                            (16,473,370)   (23,014,636)                      (354)
    Contract benefits                                                       (4,827,893)    (4,673,609)                        --
    Contract charges                                                          (173,839)      (108,024)                       (45)
    Transfers between sub-accounts (including fixed account), net           (6,930,794)   (13,879,334)                    98,925
    Other transfers from (to) the General Account                            1,836,780     11,367,532                      3,954
    Net increase (decrease) in investment by Sponsor                                --             --                    177,000
                                                                         -------------  -------------    -----------------------
    Net increase (decrease) in net assets from contract transactions         4,622,506     17,277,370                    310,710
                                                                         -------------  -------------    -----------------------
    Net increase (decrease) in net assets                                  (22,748,157)    16,663,396                    318,221

NET ASSETS:
  Beginning of year                                                        218,855,124    202,191,728                         --
                                                                         -------------  -------------    -----------------------
  End of year                                                            $ 196,106,967  $ 218,855,124    $               318,221
                                                                         =============  =============    =======================


                                                                                    PIONEER                   PIONEER
                                                                                    GLOBAL                    GLOBAL
                                                                                  HEALTH CARE                TELECOMS
                                                                                      VCT                       VCT
                                                                                  PERIOD FROM               PERIOD FROM
                                                                              5/1/01* TO 12/31/01       5/1/01* TO 12/31/01
                                                                            -----------------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                            $                (2,186)  $                  (532)
    Net realized gain (loss)                                                                  8,907                    (1,526)
    Net unrealized gain (loss)                                                               19,384                     3,169
                                                                            -----------------------   -----------------------
    Net increase (decrease) in net assets from operations                                    26,105                     1,111
                                                                            -----------------------   -----------------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                   240,677                    40,685
    Withdrawals                                                                              (4,470)                      (94)
    Contract benefits                                                                            --                        --
    Contract charges                                                                           (151)                       (9)
    Transfers between sub-accounts (including fixed account), net                           351,710                   (21,863)
    Other transfers from (to) the General Account                                            18,867                    (3,464)
    Net increase (decrease) in investment by Sponsor                                          2,000                   152,000
                                                                            -----------------------   -----------------------
    Net increase (decrease) in net assets from contract transactions                        608,633                   167,255
                                                                            -----------------------   -----------------------
    Net increase (decrease) in net assets                                                   634,738                   168,366

NET ASSETS:
  Beginning of year                                                                              --                        --
                                                                            -----------------------   -----------------------
  End of year                                                               $               634,738   $               168,366
                                                                            =======================   =======================


                                                                                     PIONEER
                                                                                     GROWTH
                                                                                   SHARES VCT
                                                                             YEAR ENDED DECEMBER 31,
                                                                           ----------------------------
                                                                               2001           2000
                                                                           -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                           $  (1,186,710) $  (1,879,668)
    Net realized gain (loss)                                                  (3,987,311)    13,819,845
    Net unrealized gain (loss)                                               (14,756,716)   (24,157,542)
                                                                           -------------  -------------
    Net increase (decrease) in net assets from operations                    (19,930,737)   (12,217,365)
                                                                           -------------  -------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                      3,366,418     15,198,161
    Withdrawals                                                               (7,998,287)   (20,261,654)
    Contract benefits                                                         (2,131,191)    (3,107,336)
    Contract charges                                                             (58,791)       (63,449)
    Transfers between sub-accounts (including fixed account), net             (4,982,177)   (40,187,462)
    Other transfers from (to) the General Account                               (862,645)     3,999,308
    Net increase (decrease) in investment by Sponsor                                  --             --
                                                                           -------------  -------------
    Net increase (decrease) in net assets from contract transactions         (12,666,673)   (44,422,432)
                                                                           -------------  -------------
    Net increase (decrease) in net assets                                    (32,597,410)   (56,639,797)

NET ASSETS:
  Beginning of year                                                          103,816,403    160,456,200
                                                                           -------------  -------------
  End of year                                                              $  71,218,993  $ 103,816,403
                                                                           =============  =============


                                                                                        PIONEER
                                                                                          HIGH
                                                                                        YIELD VCT
                                                                             YEAR ENDED           PERIOD FROM
                                                                              12/31/01        5/1/00* TO 12/31/00
                                                                           --------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                           $   1,328,460    $             200,327
    Net realized gain (loss)                                                     (45,890)                 (31,026)
    Net unrealized gain (loss)                                                   483,093                 (304,354)
                                                                           -------------    ---------------------
    Net increase (decrease) in net assets from operations                      1,765,663                 (135,053)
                                                                           -------------    ---------------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     11,303,138                4,429,521
    Withdrawals                                                               (1,403,680)                (171,946)
    Contract benefits                                                            (63,386)                  (5,208)
    Contract charges                                                             (21,265)                  (1,604)
    Transfers between sub-accounts (including fixed account), net             10,149,295                1,773,451
    Other transfers from (to) the General Account                              3,682,819                  438,081
    Net increase (decrease) in investment by Sponsor                                  --                     (132)
                                                                           -------------    ---------------------
    Net increase (decrease) in net assets from contract transactions          23,646,921                6,462,163
                                                                           -------------    ---------------------
    Net increase (decrease) in net assets                                     25,412,584                6,327,110

NET ASSETS:
  Beginning of year                                                            6,327,110                       --
                                                                           -------------    ---------------------
  End of year                                                              $  31,739,694    $           6,327,110
                                                                           =============    =====================

* Date of initial investment
(a) Name changed.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-P

                                                                                 PIONEER                          PIONEER
                                                                              INTERNATIONAL                       MID-CAP
                                                                              VALUE VCT (a)                      VALUE VCT
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                            2001          2000              2001          2000
                                                                       -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $    (443,119) $    (408,562)   $    (906,100) $    (692,351)
    Net realized gain (loss)                                              (9,613,459)     1,994,521        9,647,941     10,367,278
    Net unrealized gain (loss)                                              (669,825)   (17,911,710)      (3,923,911)     5,456,283
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from operations                (10,726,403)   (16,325,751)       4,817,930     15,131,210
                                                                       -------------  -------------    -------------  -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  1,540,001      6,729,669        9,861,669      7,485,630
    Withdrawals                                                           (4,495,170)   (16,532,085)      (8,783,724)   (16,964,068)
    Contract benefits                                                     (1,175,315)    (1,757,443)      (2,506,110)    (3,247,837)
    Contract charges                                                         (20,321)       (23,177)         (58,182)       (39,782)
    Transfers between sub-accounts (including fixed account), net         (1,852,093)     4,549,102        4,006,994    (14,443,943)
    Other transfers from (to) the General Account                            727,473      2,690,838        3,348,123      1,531,425
    Net increase (decrease) in investment by Sponsor                              --             --               --             --
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from contract transactions      (5,275,425)    (4,343,096)       5,868,770    (25,678,575)
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                                (16,001,828)   (20,668,847)      10,686,700    (10,547,365)

NET ASSETS:
  Beginning of year                                                       47,630,078     68,298,925      100,006,611    110,553,976
                                                                       -------------  -------------    -------------  -------------
  End of year                                                          $  31,628,250  $  47,630,078    $ 110,693,311  $ 100,006,611
                                                                       =============  =============    =============  =============


                                                                                                                 PIONEER
                                                                               PIONEER MONEY                   REAL ESTATE
                                                                                MARKET VCT                     GROWTH VCT
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                            2001          2000             2001            2000
                                                                       -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $    715,207   $  1,372,751     $    727,785   $    753,284
    Net realized gain (loss)                                                     --             --          (43,124)      (734,572)
    Net unrealized gain (loss)                                                   --             --          409,962      4,877,870
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from operations                   715,207      1,372,751        1,094,623      4,896,582
                                                                       -------------  -------------    -------------  -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                25,956,475     20,142,914        2,192,918        807,576
    Withdrawals                                                         (21,938,272)   (10,501,383)      (1,740,235)    (5,581,687)
    Contract benefits                                                    (2,364,484)    (2,301,873)        (520,910)      (597,244)
    Contract charges                                                        (30,731)       (12,816)         (11,315)        (7,497)
    Transfers between sub-accounts (including fixed account), net         9,958,007     (1,867,550)      (1,454,954)       487,321
    Other transfers from (to) the General Account                          (798,744)    (7,196,761)         322,821        657,831
    Net increase (decrease) in investment by Sponsor                             --             --               --             --
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from contract transactions     10,782,251     (1,737,469)      (1,211,675)    (4,233,700)
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                                11,497,458       (364,718)        (117,052)       662,882

NET ASSETS:
  Beginning of year                                                      36,596,988     36,961,706       21,298,259     20,635,377
                                                                       -------------  -------------    -------------  -------------
  End of year                                                          $ 48,094,446   $ 36,596,988     $ 21,181,207   $ 21,298,259
                                                                       =============  =============    =============  =============


                                                                                     PIONEER
                                                                                    SCIENCE &
                                                                                 TECHNOLOGY VCT
                                                                         YEAR ENDED        PERIOD FROM
                                                                          12/31/01     5/1/00* TO 12/31/00
                                                                       -------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $    (90,463)  $            (66,318)
    Net realized gain (loss)                                             (2,033,109)              (563,199)
    Net unrealized gain (loss)                                             (835,416)            (3,551,596)
                                                                       -------------  ---------------------
    Net increase (decrease) in net assets from operations                (2,958,988)            (4,181,113)
                                                                       -------------  ---------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 1,490,919              6,146,277
    Withdrawals                                                            (446,234)              (391,121)
    Contract benefits                                                       (22,563)               (72,274)
    Contract charges                                                         (8,933)                (4,020)
    Transfers between sub-accounts (including fixed account), net          (381,219)             4,395,135
    Other transfers from (to) the General Account                           505,724              1,825,289
    Net increase (decrease) in investment by Sponsor                             --                   (370)
                                                                       -------------  ---------------------
    Net increase (decrease) in net assets from contract transactions      1,137,694             11,898,916
                                                                       -------------  ---------------------
    Net increase (decrease) in net assets                                (1,821,294)             7,717,803

NET ASSETS:
  Beginning of year                                                       7,717,803                     --
                                                                       -------------  ---------------------
  End of year                                                          $  5,896,509   $          7,717,803
                                                                       =============  =====================

* Date of initial investment
(a) Name changed.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-P

                                                                                          PIONEER               PIONEER
                                                                                           SMALL                 SMALL
                                                                                       CAP VALUE VCT          COMPANY VCT
                                                                                        PERIOD FROM           PERIOD FROM
                                                                                    5/1/01* TO 12/31/01    5/1/01* TO 12/31/01
                                                                                   ---------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                   $               (193)  $            (14,856)
    Net realized gain (loss)                                                                          2                (81,108)
    Net unrealized gain (loss)                                                                    9,159                113,833
                                                                                   ---------------------  ---------------------
    Net increase (decrease) in net assets from operations                                         8,968                 17,869
                                                                                   ---------------------  ---------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                        81,919                918,724
    Withdrawals                                                                                     (96)               (95,555)
    Contract benefits                                                                                --                (11,395)
    Contract charges                                                                                 (9)                (1,169)
    Transfers between sub-accounts (including fixed account), net                               281,691                983,958
    Other transfers from (to) the General Account                                                16,934                373,026
    Net increase (decrease) in investment by Sponsor                                              2,000                   (281)
                                                                                   ---------------------  ---------------------
    Net increase (decrease) in net assets from contract transactions                            382,439              2,167,308
                                                                                   ---------------------  ---------------------
    Net increase (decrease) in net assets                                                       391,407              2,185,177

NET ASSETS:
  Beginning of year                                                                                  --                     --
                                                                                   ---------------------  ---------------------
  End of year                                                                      $            391,407   $          2,185,177
                                                                                   =====================  =====================



                                                                                                                  PIONEER
                                                                             PIONEER STRATEGIC                  SWISS FRANC
                                                                                 INCOME VCT                      BOND VCT
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                            2001          2000             2001            2000
                                                                       -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $    341,399   $    132,804     $   (436,419)   $   (497,193)
    Net realized gain (loss)                                                (28,778)       (20,373)      (1,470,572)     (1,731,105)
    Net unrealized gain (loss)                                              (60,893)       (34,421)       1,660,706       1,332,567
                                                                       -------------  -------------    ------------    ------------
    Net increase (decrease) in net assets from operations                   251,728         78,010         (246,285)       (895,731)
                                                                       -------------  -------------    ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 1,798,681      1,623,710          726,655       1,335,572
    Withdrawals                                                          (1,011,818)      (318,921)      (2,614,051)     (2,812,297)
    Contract benefits                                                            --        (10,502)        (183,981)       (303,693)
    Contract charges                                                         (4,972)        (1,159)         (17,535)        (20,215)
    Transfers between sub-accounts (including fixed account), net         2,037,894        199,517       (6,564,959)     (4,102,950)
    Other transfers from (to) the General Account                         1,111,724        467,062         (857,156)       (652,345)
    Net increase (decrease) in investment by Sponsor                             --             --               --              --
                                                                       -------------  -------------    ------------    ------------
    Net increase (decrease) in net assets from contract transactions      3,931,509      1,959,707       (9,511,027)     (6,555,928)
                                                                       -------------  -------------    ------------    ------------
    Net increase (decrease) in net assets                                 4,183,237      2,037,717       (9,757,312)     (7,451,659)

NET ASSETS:
  Beginning of year                                                       2,775,354        737,637       34,945,238      42,396,897
                                                                       -------------  -------------    ------------    ------------
  End of year                                                          $  6,958,591   $  2,775,354     $ 25,187,926    $ 34,945,238
                                                                       =============  =============    ============    ============


                                                                                           AIM
                                                                                           V.I.
                                                                                        AGGRESSIVE
                                                                                          GROWTH
                                                                                        PERIOD FROM
                                                                                    5/1/01* TO 12/31/01
                                                                                   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                   $             (3,776)
    Net realized gain (loss)                                                                     (2,385)
    Net unrealized gain (loss)                                                                   36,180
                                                                                   ---------------------
    Net increase (decrease) in net assets from operations                                        30,019
                                                                                   ---------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                     1,082,750
    Withdrawals                                                                                  (1,879)
    Contract benefits                                                                            (6,262)
    Contract charges                                                                               (395)
    Transfers between sub-accounts (including fixed account), net                                29,463
    Other transfers from (to) the General Account                                                33,381
    Net increase (decrease) in investment by Sponsor                                                536
                                                                                   ---------------------
    Net increase (decrease) in net assets from contract transactions                          1,137,594
                                                                                   ---------------------
    Net increase (decrease) in net assets                                                     1,167,613

NET ASSETS:
  Beginning of year                                                                                  --
                                                                                   ---------------------
  End of year                                                                      $          1,167,613
                                                                                   =====================


                                                                                                 AIM
                                                                                                 V.I.
                                                                                               CAPITAL
                                                                                             APPRECIATION
                                                                                    YEAR ENDED           PERIOD FROM
                                                                                     12/31/01        5/1/00* TO 12/31/00
                                                                                   -------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                   $   (285,531)   $             (174,749)
    Net realized gain (loss)                                                         (1,854,335)                  573,246
    Net unrealized gain (loss)                                                       (4,502,996)               (5,186,884)
                                                                                   -------------   -----------------------
    Net increase (decrease) in net assets from operations                            (6,642,862)               (4,788,387)
                                                                                   -------------   -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                             5,142,164                10,506,801
    Withdrawals                                                                      (1,366,316)               (1,141,949)
    Contract benefits                                                                  (298,961)                  (26,764)
    Contract charges                                                                    (30,354)                   (8,157)
    Transfers between sub-accounts (including fixed account), net                    (3,096,733)               17,365,731
    Other transfers from (to) the General Account                                       451,999                 2,328,460
    Net increase (decrease) in investment by Sponsor                                         --                      (114)
                                                                                   -------------   -----------------------
    Net increase (decrease) in net assets from contract transactions                    801,799                29,024,008
                                                                                   -------------   -----------------------
    Net increase (decrease) in net assets                                            (5,841,063)               24,235,621

NET ASSETS:
  Beginning of year                                                                  24,235,621                        --
                                                                                   -------------   -----------------------
  End of year                                                                      $ 18,394,558    $           24,235,621
                                                                                   =============   =======================

* Date of initial investment
(a) Name changed.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-P

                                                                                                 ALLIANCE
                                                                                                  PREMIER
                                                                                               GROWTH CLASS B
                                                                                     YEAR ENDED           PERIOD FROM
                                                                                      12/31/01        5/1/00* TO 12/31/00
                                                                                   --------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                   $    (476,726)   $             (254,772)
    Net realized gain (loss)                                                            (833,004)                  647,154
    Net unrealized gain (loss)                                                        (6,395,760)               (7,674,748)
                                                                                   --------------   -----------------------
    Net increase (decrease) in net assets from operations                             (7,705,490)               (7,282,366)
                                                                                   --------------   -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                             10,600,461                14,332,484
    Withdrawals                                                                       (2,547,978)               (1,367,363)
    Contract benefits                                                                 (1,076,996)                  (38,257)
    Contract charges                                                                     (45,582)                  (10,145)
    Transfers between sub-accounts (including fixed account), net                       (889,554)               25,138,596
    Other transfers from (to) the General Account                                      1,058,173                 4,000,984
    Net increase (decrease) in investment by Sponsor                                          --                        18
                                                                                   --------------   -----------------------
    Net increase (decrease) in net assets from contract transactions                   7,098,524                42,056,317
                                                                                   --------------   -----------------------
    Net increase (decrease) in net assets                                               (606,966)               34,773,951

NET ASSETS:
  Beginning of year                                                                   34,773,951                        --
                                                                                   --------------   -----------------------
  End of year                                                                      $  34,166,985    $           34,773,951
                                                                                   ==============   =======================



                                                                                                 ALLIANCE
                                                                                             TECHNOLOGY CLASS B
                                                                                     YEAR ENDED           PERIOD FROM
                                                                                      12/31/01        5/1/00* TO 12/31/00
                                                                                   --------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                   $    (208,395)   $             (148,702)
    Net realized gain (loss)                                                          (2,638,040)                  390,102
    Net unrealized gain (loss)                                                        (2,407,808)               (7,860,499)
                                                                                   --------------   -----------------------
    Net increase (decrease) in net assets from operations                             (5,254,243)               (7,619,099)
                                                                                   --------------   -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                              4,532,217                 8,756,052
    Withdrawals                                                                       (1,020,769)                 (963,076)
    Contract benefits                                                                   (352,978)                 (194,842)
    Contract charges                                                                     (24,266)                   (7,867)
    Transfers between sub-accounts (including fixed account), net                     (1,652,855)               16,536,707
    Other transfers from (to) the General Account                                       (348,884)                1,662,703
    Net increase (decrease) in investment by Sponsor                                          --                        52
                                                                                   --------------   -----------------------
    Net increase (decrease) in net assets from contract transactions                   1,132,465                25,789,729
                                                                                   --------------   -----------------------
    Net increase (decrease) in net assets                                             (4,121,778)               18,170,630

NET ASSETS:
  Beginning of year                                                                   18,170,630                        --
                                                                                   --------------   -----------------------
  End of year                                                                      $  14,048,852    $           18,170,630
                                                                                   ==============   =======================


                                                                                                   DGPF
                                                                                                  GROWTH
                                                                                       OPPORTUNITIES SERVICE CLASS
                                                                                    YEAR ENDED           PERIOD FROM
                                                                                     12/31/01        5/1/00* TO 12/31/00
                                                                                  --------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                  $    (117,940)   $              (66,729)
    Net realized gain (loss)                                                         (3,045,677)                  (84,571)
    Net unrealized gain (loss)                                                        1,379,502                (1,646,922)
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets from operations                            (1,784,115)               (1,798,222)
                                                                                  --------------   -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                             2,308,575                 3,456,533
    Withdrawals                                                                        (997,753)                 (371,232)
    Contract benefits                                                                  (125,424)                  (77,790)
    Contract charges                                                                    (10,213)                   (3,075)
    Transfers between sub-accounts (including fixed account), net                      (572,632)                7,368,341
    Other transfers from (to) the General Account                                      (323,593)                  978,675
    Net increase (decrease) in investment by Sponsor                                         --                       (36)
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets from contract transactions                    278,960                11,351,416
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets                                            (1,505,155)                9,553,194

NET ASSETS:
  Beginning of year                                                                   9,553,194                        --
                                                                                  --------------   -----------------------
  End of year                                                                     $   8,048,039    $            9,553,194
                                                                                  ==============   =======================


                                                                                                    DGPF
                                                                                                   SELECT
                                                                                            GROWTH SERVICE CLASS
                                                                                    YEAR ENDED           PERIOD FROM
                                                                                     12/31/01        5/1/00* TO 12/31/00
                                                                                  --------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                  $    (167,496)   $             (136,523)
    Net realized gain (loss)                                                         (2,461,631)                  (88,684)
    Net unrealized gain (loss)                                                       (1,395,748)               (3,010,165)
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets from operations                            (4,024,875)               (3,235,372)
                                                                                  --------------   -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                             3,158,539                 4,307,571
    Withdrawals                                                                      (1,026,877)                 (582,836)
    Contract benefits                                                                  (339,136)                  (67,601)
    Contract charges                                                                    (12,373)                   (2,790)
    Transfers between sub-accounts (including fixed account), net                    (1,785,606)               13,601,896
    Other transfers from (to) the General Account                                      (210,341)                  895,350
    Net increase (decrease) in investment by Sponsor                                         --                       (85)
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets from contract transactions                   (215,794)               18,151,505
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets                                            (4,240,669)               14,916,133

NET ASSETS:
  Beginning of year                                                                  14,916,133                        --
                                                                                  --------------   -----------------------
  End of year                                                                     $  10,675,464    $           14,916,133
                                                                                  ==============   =======================

* Date of initial investment
(a) Name changed.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-P

                                                                                             FT VIP FRANKLIN
                                                                                            SMALL CAP CLASS 2
                                                                                    YEAR ENDED           PERIOD FROM
                                                                                     12/31/01        5/1/00* TO 12/31/00
                                                                                  --------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                  $    (144,711)   $              (71,781)
    Net realized gain (loss)                                                         (3,579,650)                 (333,560)
    Net unrealized gain (loss)                                                        1,422,692                (1,997,943)
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets from operations                            (2,301,669)               (2,403,284)
                                                                                  --------------   -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                             6,937,907                 8,515,304
    Withdrawals                                                                      (1,160,388)                 (372,633)
    Contract benefits                                                                  (425,032)                       --
    Contract charges                                                                    (24,727)                   (4,064)
    Transfers between sub-accounts (including fixed account), net                       (30,876)                5,768,981
    Other transfers from (to) the General Account                                       967,553                   958,245
    Net increase (decrease) in investment by Sponsor                                         --                       (35)
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets from contract transactions                  6,264,437                14,865,798
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets                                             3,962,768                12,462,514

NET ASSETS:
  Beginning of year                                                                  12,462,514                        --
                                                                                  --------------   -----------------------
  End of year                                                                     $  16,425,282    $           12,462,514
                                                                                  ==============   =======================


                                                                                             FT VIP TEMPLETON
                                                                                                  ASSET
                                                                                             STRATEGY CLASS 2
                                                                                    YEAR ENDED          PERIOD FROM
                                                                                     12/31/01        5/1/00* TO 12/31/00
                                                                                  --------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                  $      (2,041)   $               (6,362)
    Net realized gain (loss)                                                           (117,675)                   (1,157)
    Net unrealized gain (loss)                                                         (117,285)                   23,042
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets from operations                              (237,001)                   15,523
                                                                                  --------------   -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                             1,303,066                   809,996
    Withdrawals                                                                         (81,355)                  (31,191)
    Contract benefits                                                                    (4,126)                       --
    Contract charges                                                                     (2,519)                     (218)
    Transfers between sub-accounts (including fixed account), net                       109,099                   462,850
    Other transfers from (to) the General Account                                       357,068                    81,570
    Net increase (decrease) in investment by Sponsor                                         --                       (89)
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets from contract transactions                  1,681,233                 1,322,918
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets                                             1,444,232                 1,338,441

NET ASSETS:
  Beginning of year                                                                   1,338,441                        --
                                                                                  --------------   -----------------------
  End of year                                                                     $   2,782,673    $            1,338,441
                                                                                  ==============   =======================


                                                                                               FT VIP TEMPLETON
                                                                                                INTERNATIONAL
                                                                                                   SMALLER
                                                                                              COMPANIES CLASS 2
                                                                                    YEAR ENDED           PERIOD FROM
                                                                                     12/31/01        5/1/00* TO 12/31/00
                                                                                  --------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                  $      13,805    $               (4,286)
    Net realized gain (loss)                                                            (56,124)                   (3,125)
    Net unrealized gain (loss)                                                          138,977                   (30,100)
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets from operations                                96,658                   (37,511)
                                                                                  --------------   -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                               583,960                   478,494
    Withdrawals                                                                         (29,652)                   (1,553)
    Contract benefits                                                                    (5,643)                       --
    Contract charges                                                                     (1,593)                     (287)
    Transfers between sub-accounts (including fixed account), net                        76,203                   251,846
    Other transfers from (to) the General Account                                       446,796                    70,827
    Net increase (decrease) in investment by Sponsor                                         --                       (75)
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets from contract transactions                  1,070,071                   799,252
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets                                             1,166,729                   761,741

NET ASSETS:
  Beginning of year                                                                     761,741                        --
                                                                                  --------------   -----------------------
  End of year                                                                     $   1,928,470    $              761,741
                                                                                  ==============   =======================


                                                                                                 VAN KAMPEN
                                                                                            LIT EMERGING GROWTH
                                                                                    YEAR ENDED           PERIOD FROM
                                                                                     12/31/01        5/1/00* TO 12/31/00
                                                                                  --------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                  $    (300,848)   $             (199,699)
    Net realized gain (loss)                                                         (9,137,500)                 (265,629)
    Net unrealized gain (loss)                                                         (431,450)               (5,573,127)
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets from operations                            (9,869,798)               (6,038,455)
                                                                                  --------------   -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                             8,720,308                12,405,814
    Withdrawals                                                                      (2,439,103)                 (919,462)
    Contract benefits                                                                  (680,749)                   (9,270)
    Contract charges                                                                    (31,559)                   (8,112)
    Transfers between sub-accounts (including fixed account), net                    (1,976,252)               19,571,904
    Other transfers from (to) the General Account                                       (37,171)                2,568,778
    Net increase (decrease) in investment by Sponsor                                         --                       (50)
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets from contract transactions                  3,555,474                33,609,602
                                                                                  --------------   -----------------------
    Net increase (decrease) in net assets                                            (6,314,324)               27,571,147

NET ASSETS:
  Beginning of year                                                                  27,571,147                        --
                                                                                  --------------   -----------------------
  End of year                                                                     $  21,256,823    $           27,571,147
                                                                                  ==============   =======================

* Date of initial investment
(a) Name changed.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-P
                          NOTES TO FINANCIAL STATEMENTS



NOTE 1 - ORGANIZATION

       Separate Account VA-P ("The Separate Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on October 27, 1994 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts ("the Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC.

       The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers thirty Sub-Accounts. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                                INVESTMENT MANAGER
----------                                                ------------------
Pioneer Variable Contracts Trust ("Pioneer")              Pioneer Investment Management, Inc.
AIM Variable Insurance Funds ("AIM V.I.")                 A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc.              Alliance Capital Management, L.P.
    (Class B) ("Alliance B")
Delaware Group Premium Fund (Service Class)               Delaware Management Company
    ("DGPF SC")
Franklin Templeton Variable Insurance Products Trust      Franklin Mutual Advisors, LLC
    (Class 2) ("FT VIP")
Van Kampen Life Investment Trust ("VK LIT")               Van Kampen Asset Management Inc.

       The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

       On July 30, 2001, the Pioneer International Growth VCT Portfolio was renamed to the Pioneer International Value VCT Portfolio. On August 6, 2001, the Pioneer Europe Select VCT Portfolio closed.


NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

       The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

       INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

       FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. AFLIAC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

       Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth

                              SEPARATE ACCOUNT VA-P
                    NOTES TO FINANCIAL STATEMENTS (Continued)



NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.


NOTE 3 - INVESTMENTS

       The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                                       PORTFOLIO INFORMATION
                                                                      ---------------------------------------------------------
                                                                                                                   NET ASSET
                                                                         NUMBER OF           AGGREGATE               VALUE
INVESTMENT PORTFOLIO                                                      SHARES                COST               PER SHARE
--------------------                                                  ----------------    -----------------     ---------------
Pioneer America Income VCT                                                  3,667,547         $ 36,861,136            $ 10.060
Pioneer Balanced VCT                                                        4,056,361           57,824,689              13.910
Pioneer Emerging Markets VCT                                                  588,255            9,482,631              11.230
Pioneer Equity-Income VCT                                                   8,671,393          152,906,429              18.400
Pioneer Europe VCT                                                          1,455,914           13,362,295               8.420
Pioneer Fund VCT                                                           10,278,143          205,817,089              19.080
Pioneer Global Financials VCT                                                  32,046              309,512               9.930
Pioneer Global Health Care VCT                                                 62,536              615,354              10.150
Pioneer Global Telecoms VCT                                                    24,121              165,197               6.980
Pioneer Growth Shares VCT                                                   4,763,812           93,769,578              14.950
Pioneer High Yield VCT                                                      3,072,574           31,560,955              10.330
Pioneer International Value VCT (a)                                         3,514,250           35,883,308               9.000
Pioneer Mid-Cap Value VCT                                                   6,378,212           97,631,939              17.350
Pioneer Money Market VCT                                                   48,094,446           48,094,446               1.000
Pioneer Real Estate Growth VCT                                              1,434,070           20,447,013              14.770
Pioneer Science & Technology VCT                                            1,153,916           10,283,521               5.110
Pioneer Small Cap Value VCT                                                    36,008              382,248              10.870
Pioneer Small Company VCT                                                     199,196            2,071,344              10.970
Pioneer Strategic Income VCT                                                  745,830            7,062,911               9.330
Pioneer Swiss Franc Bond VCT                                                2,201,742           27,806,362              11.440
AIM V.I. Aggressive Growth                                                    108,012            1,131,433              10.810
AIM V.I. Capital Appreciation                                                 846,895           28,084,438              21.720
Alliance Premier Growth Class B                                             1,366,679           48,237,493              25.000
Alliance Technology Class B                                                   819,175           24,317,159              17.150
DGPF Growth Opportunities Service Class                                       537,611            8,315,459              14.970
DGPF Select Growth Service Class                                            1,289,307           15,081,377               8.280
FT VIP Franklin Small Cap Class 2                                             920,184           17,000,533              17.850
FT VIP Templeton Asset Strategy Class 2                                       180,576            2,876,916              15.410
FT VIP Templeton International Smaller Companies Class 2                      190,372            1,819,593              10.130
Van Kampen LIT Emerging Growth                                                749,535           27,261,400              28.360


(a) Name changed. See Note 1

                              SEPARATE ACCOUNT VA-P
                    NOTES TO FINANCIAL STATEMENTS (Continued)



NOTE 4 - EXPENSES AND RELATED PARTY TRANSACTIONS

       AFLIAC makes a daily charge against the net assets of each Sub-Account for mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses AFLIAC will absorb the losses. If costs are less than the amounts charged the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are made during the accumulation and annuity payout phases.

       A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. Subject to state availability, AFLIAC offers a number of optional riders. A separate monthly charge is made for each rider. When contract value has been allocated to more than one investment option, contract fees and rider charges are deducted from each on a pro-rata basis.

       The annual rates of Mortality and Expense Risk Fees, Administrative Fees, Optional Rider Fees, and the maximum dollar amount of the Annual Contract Fee for the year ended, are displayed in the table below.

         VARIABLE ACCOUNT DEDUCTIONS:                     PIONEER C-VISION          PIONEER VISION 2        PIONEER XTRA VISION
         Mortality and Expense Risk (Annual Rate)               1.25%                     1.25%                    1.25%
         Administrative Expense (Annual Rate)                   0.15%                     0.15%                    0.15%

         CONTRACT DEDUCTIONS:
         Optional Rider Fees (Annual Rate):                  0.15%-0.25%               0.15%-0.25%              0.015%-0.35%
         Annual Contract Fee (Maximum)                           $35                       $30                      $35


       Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of AFLIAC, is principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by AFLIAC. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale.

                              SEPARATE ACCOUNT VA-P
                    NOTES TO FINANCIAL STATEMENTS (Continued)



NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

       Transactions from contractowners and sponsor were as follows:

                                                             PIONEER VISION 2, C-VISION & XTRA VISION
                                                                     YEAR ENDED DECEMBER 31,
                                                            2001                               2000
                                              ---------------------------------   --------------------------------
                                                   UNITS             AMOUNT            UNITS            AMOUNT
                                              --------------    ---------------   --------------   ---------------
Pioneer America Income VCT
  Issuance of units                              20,136,759      $  25,915,377        5,630,963     $   6,296,354
  Redemption of units                           (12,408,422)       (15,859,219)     (11,160,005)      (12,695,922)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                       7,728,337      $  10,056,158       (5,529,042)    $  (6,399,568)
                                              ==============    ===============   ==============   ===============

Pioneer Balanced VCT
  Issuance of units                               6,177,063      $   9,482,124        5,217,499     $   8,280,987
  Redemption of units                            (6,463,918)        (9,921,229)     (14,985,459)      (23,693,282)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                        (286,855)     $    (439,105)      (9,767,960)    $ (15,412,295)
                                              ==============    ===============   ==============   ===============

Pioneer Emerging Markets VCT
  Issuance of units                               3,572,130      $   3,781,818       16,786,432     $  26,731,596
  Redemption of units                            (5,163,033)        (5,603,524)     (14,213,772)      (18,338,451)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                      (1,590,903)     $  (1,821,706)       2,572,660     $   8,393,145
                                              ==============    ===============   ==============   ===============

Pioneer Equity-Income VCT
  Issuance of units                              13,011,009      $  29,453,321       11,406,080     $  24,539,991
  Redemption of units                           (15,028,477)       (34,058,844)     (40,949,915)      (88,943,190)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                      (2,017,468)     $  (4,605,523)     (29,543,835)    $ (64,403,199)
                                              ==============    ===============   ==============   ===============

Pioneer Europe VCT
  Issuance of units                              47,871,451      $  43,227,170       42,622,909     $  51,591,360
  Redemption of units                           (49,849,939)       (45,057,999)     (35,153,061)      (40,116,535)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                      (1,978,488)     $  (1,830,829)       7,469,848     $  11,474,825
                                              ==============    ===============   ==============   ===============

Pioneer Europe Select VCT (b)
  Issuance of units                                 454,162      $     454,487                -     $           -
  Redemption of units                              (454,162)          (453,310)               -                 -
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                               -      $       1,177                -     $           -
                                              ==============    ===============   ==============   ===============

Pioneer Fund VCT
  Issuance of units                              38,063,559      $  51,681,119       60,361,260     $  90,636,949
  Redemption of units                           (35,222,703)       (47,058,613)     (48,934,076)      (73,359,579)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                       2,840,856      $   4,622,506       11,427,184     $  17,277,370
                                              ==============    ===============   ==============   ===============

Pioneer Global Financials VCT
  Issuance of units                                 327,921      $     315,110                -     $           -
  Redemption of units                                (4,423)            (4,400)               -                 -
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                         323,498      $     310,710                -     $           -
                                              ==============    ===============   ==============   ===============

Pioneer Global Health Care VCT
  Issuance of units                                 719,019      $     696,849                -     $           -
  Redemption of units                               (87,736)           (88,216)               -                 -
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                         631,283      $     608,633                -     $           -
                                              ==============    ===============   ==============   ===============

                              SEPARATE ACCOUNT VA-P
                    NOTES TO FINANCIAL STATEMENTS (Continued)



NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                           PIONEER VISION 2, C-VISION & XTRA VISION
                                                              YEAR ENDED DECEMBER 31, (CONTINUED)
                                                            2001                               2000
                                              ---------------------------------   --------------------------------
                                                   UNITS             AMOUNT            UNITS            AMOUNT
                                              --------------    ---------------   --------------   ---------------
Pioneer Global Telecoms VCT
  Issuance of units                                 343,573      $     234,540                -     $           -
  Redemption of units                              (100,032)           (67,285)               -                 -
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                         243,541      $     167,255                -     $           -
                                              ==============    ===============   ==============   ===============

Pioneer Growth Shares VCT
  Issuance of units                               8,241,491      $   9,025,813       30,688,103     $  42,477,398
  Redemption of units                           (19,843,500)       (21,692,486)     (63,200,219)      (86,899,830)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                     (11,602,009)     $ (12,666,673)     (32,512,116)    $ (44,422,432)
                                              ==============    ===============   ==============   ===============

Pioneer High Yield VCT
  Issuance of units                              33,570,657      $  37,997,511        8,116,925     $   8,541,645
  Redemption of units                           (12,952,804)       (14,350,590)      (1,986,004)       (2,079,482)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                      20,617,853      $  23,646,921        6,130,921     $   6,462,163
                                              ==============    ===============   ==============   ===============

Pioneer International Value VCT (a)
  Issuance of units                              75,385,254      $  80,043,503       62,520,095     $  79,862,318
  Redemption of units                           (79,816,345)       (85,318,928)     (66,148,888)      (84,205,414)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                      (4,431,091)     $  (5,275,425)      (3,628,793)    $  (4,343,096)
                                              ==============    ===============   ==============   ===============

Pioneer Mid-Cap Value VCT
  Issuance of units                              14,590,539      $  29,539,734       14,894,748     $  25,466,041
  Redemption of units                           (11,858,998)       (23,670,964)     (29,319,959)      (51,144,616)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                       2,731,541      $   5,868,770      (14,425,211)    $ (25,678,575)
                                              ==============    ===============   ==============   ===============

Pioneer Money Market VCT
  Issuance of units                             254,765,633      $ 310,564,505      131,558,062     $ 155,803,141
  Redemption of units                          (246,057,674)      (299,782,254)    (133,156,005)     (157,540,610)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                       8,707,959      $  10,782,251       (1,597,943)    $  (1,737,469)
                                              ==============    ===============   ==============   ===============

Pioneer Real Estate Growth VCT
  Issuance of units                               3,375,548      $   5,990,542        3,406,962     $   5,401,427
  Redemption of units                            (4,142,437)        (7,202,217)      (6,232,868)       (9,635,127)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                        (766,889)     $  (1,211,675)      (2,825,906)    $  (4,233,700)
                                              ==============    ===============   ==============   ===============

Pioneer Science & Technology VCT
  Issuance of units                               7,240,646      $   3,999,967       13,643,675     $  14,754,824
  Redemption of units                            (5,841,513)        (2,862,273)      (3,228,146)       (2,855,908)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                       1,399,133      $   1,137,694       10,415,529     $  11,898,916
                                              ==============    ===============   ==============   ===============

Pioneer Small Cap Value VCT
  Issuance of units                                 361,324      $     382,969                -     $           -
  Redemption of units                                  (514)              (530)               -                 -
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                         360,810      $     382,439                -     $           -
                                              ==============    ===============   ==============   ===============

                              SEPARATE ACCOUNT VA-P
                    NOTES TO FINANCIAL STATEMENTS (Continued)



NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                           PIONEER VISION 2, C-VISION & XTRA VISION
                                                              YEAR ENDED DECEMBER 31, (CONTINUED)
                                                            2001                               2000
                                              ---------------------------------   --------------------------------
                                                   UNITS             AMOUNT            UNITS            AMOUNT
                                              --------------    ---------------   --------------   ---------------
Pioneer Small Company VCT
  Issuance of units                               2,861,711      $   2,971,535                -     $           -
  Redemption of units                              (842,967)          (804,227)               -                 -
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                       2,018,744      $   2,167,308                -     $           -
                                              ==============    ===============   ==============   ===============

Pioneer Strategic Income VCT
  Issuance of units                               6,470,405      $   6,900,438        3,085,664     $   3,052,843
  Redemption of units                            (2,760,253)        (2,968,929)      (1,133,368)       (1,093,136)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                       3,710,152      $   3,931,509        1,952,296     $   1,959,707
                                              ==============    ===============   ==============   ===============

Pioneer Swiss Franc Bond VCT
  Issuance of units                               6,203,867      $   4,509,792        3,851,351     $   2,646,164
  Redemption of units                           (19,217,077)       (14,020,819)     (13,291,068)       (9,202,092)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                     (13,013,210)     $  (9,511,027)      (9,439,717)    $  (6,555,928)
                                              ==============    ===============   ==============   ===============

AIM V.I. Aggressive Growth
  Issuance of units                               1,594,003      $   1,168,862                -     $           -
  Redemption of units                               (41,655)           (31,268)               -                 -
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                       1,552,348      $   1,137,594                -     $           -
                                              ==============    ===============   ==============   ===============

AIM V.I. Capital Appreciation
  Issuance of units                              14,244,806      $   9,690,288       31,904,316     $  31,580,043
  Redemption of units                           (14,147,059)        (8,888,489)      (2,777,029)       (2,556,035)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                          97,747      $     801,799       29,127,287     $  29,024,008
                                              ==============    ===============   ==============   ===============

Alliance Premier Growth Class B
  Issuance of units                              26,885,998      $  18,471,391       49,307,384     $  46,416,534
  Redemption of units                           (17,748,587)       (11,372,867)      (5,050,288)       (4,360,217)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                       9,137,411      $   7,098,524       44,257,096     $  42,056,317
                                              ==============    ===============   ==============   ===============

Alliance Technology Class B
  Issuance of units                              16,092,617      $   8,358,146       32,142,050     $  29,146,543
  Redemption of units                           (14,633,499)        (7,225,681)      (4,034,285)       (3,356,814)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                       1,459,118      $   1,132,465       28,107,765     $  25,789,729
                                              ==============    ===============   ==============   ===============

DGPF Growth Opportunities Service Class
  Issuance of units                              53,303,042      $  37,896,304       17,985,588     $  17,693,481
  Redemption of units                           (53,113,803)       (37,617,344)      (6,488,155)       (6,342,065)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                         189,239      $     278,960       11,497,433     $  11,351,416
                                              ==============    ===============   ==============   ===============

DGPF Select Growth Service Class
  Issuance of units                               9,255,683      $   5,777,093       20,451,359     $  19,694,765
  Redemption of units                           (10,127,911)        (5,992,887)      (1,560,374)       (1,543,260)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                        (872,228)     $    (215,794)      18,890,985     $  18,151,505
                                              ==============    ===============   ==============   ===============

                              SEPARATE ACCOUNT VA-P
                    NOTES TO FINANCIAL STATEMENTS (Continued)



NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                           PIONEER VISION 2, C-VISION & XTRA VISION
                                                              YEAR ENDED DECEMBER 31, (CONTINUED)
                                                            2001                               2000
                                              ---------------------------------   --------------------------------
                                                   UNITS             AMOUNT            UNITS            AMOUNT
                                              --------------    ---------------   --------------   ---------------
FT VIP Franklin Small Cap Class 2
  Issuance of units                              59,821,607      $  43,243,072       21,342,579     $  21,082,721
  Redemption of units                           (51,175,757)       (36,978,635)      (6,363,938)       (6,216,923)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                       8,645,850      $   6,264,437       14,978,641     $  14,865,798
                                              ==============    ===============   ==============   ===============

FT VIP Templeton Asset Strategy Class 2
  Issuance of units                               5,971,822      $   5,254,347        1,391,484     $   1,374,375
  Redemption of units                            (4,174,570)        (3,573,114)         (51,686)          (51,457)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                       1,797,252      $   1,681,233        1,339,798     $   1,322,918
                                              ==============    ===============   ==============   ===============

FT VIP Templeton International Smaller
 Companies Class 2
  Issuance of units                              21,090,993      $  19,651,168          844,101     $     850,988
  Redemption of units                           (19,796,914)       (18,581,097)         (53,677)          (51,736)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                       1,294,079      $   1,070,071          790,424     $     799,252
                                              ==============    ===============   ==============   ===============

Van Kampen LIT Emerging Growth
  Issuance of units                              70,330,816      $  44,964,190       43,050,770     $  41,274,719
  Redemption of units                           (65,424,386)       (41,408,716)      (8,355,025)       (7,665,117)
                                              --------------    ---------------   --------------   ---------------
    Net increase (decrease)                       4,906,430      $   3,555,474       34,695,745     $  33,609,602
                                              ==============    ===============   ==============   ===============

(a)  Name changed.  See Note 1.
(b)  Fund closed.  See Note 1.

                              SEPARATE ACCOUNT VA-P
                    NOTES TO FINANCIAL STATEMENTS (Continued)



NOTE 6 - PURCHASES AND SALES OF INVESTMENTS

       The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

INVESTMENT PORTFOLIO                                         PURCHASES                SALES
                                                          -----------------    --------------------
Pioneer America Income VCT                                 $    21,330,920      $        9,945,618
Pioneer Balanced VCT                                             5,597,719               5,417,273
Pioneer Emerging Markets VCT                                     2,863,490               4,791,197
Pioneer Equity-Income VCT                                       21,789,922              17,440,418
Pioneer Europe VCT                                              38,527,037              40,330,485
Pioneer Europe Select VCT (b)                                      572,961                 571,835
Pioneer Fund VCT                                                33,310,166              19,910,295
Pioneer Global Financials VCT                                      314,614                   5,086
Pioneer Global Health Care VCT                                     818,299                 211,852
Pioneer Global Telecoms VCT                                        234,396                  67,674
Pioneer Growth Shares VCT                                        2,421,977              16,275,360
Pioneer High Yield VCT                                          34,017,029               8,891,894
Pioneer International Value VCT (a)                             70,649,043              76,367,587
Pioneer Mid-Cap Value VCT                                       24,431,500              11,008,440
Pioneer Money Market VCT                                       247,649,817             236,152,359
Pioneer Real Estate Growth VCT                                   4,564,913               5,048,803
Pioneer Science & Technology VCT                                 3,132,201               2,084,970
Pioneer Small Cap Value VCT                                        382,330                      84
Pioneer Small Company VCT                                        2,871,981                 719,529
Pioneer Strategic Income VCT                                     6,460,597               2,187,689
Pioneer Swiss Franc Bond VCT                                     3,273,192              13,220,638
AIM V.I. Aggressive Growth                                       1,166,293                  32,475
AIM V.I. Capital Appreciation                                    7,685,043               5,698,793
Alliance Premier Growth Class B                                 14,052,403               5,568,046
Alliance Technology Class B                                      6,778,579               4,631,157
DGPF Growth Opportunities Service Class                         36,093,424              33,940,648
DGPF Select Growth Service Class                                 4,451,648               4,834,938
FT VIP Franklin Small Cap Class 2                               38,386,927              32,267,201
FT VIP Templeton Asset Strategy Class 2                          5,173,502               3,289,187
FT VIP Templeton International Smaller Companies Class 2        18,116,294              17,032,418
Van Kampen LIT Emerging Growth                                  37,332,839              34,078,213

(a) Name changed. See Note 1.
(b) Fund closed. See Note 1.

                              SEPARATE ACCOUNT VA-P
                    NOTES TO FINANCIAL STATEMENTS (Continued)



NOTE 7 - FINANCIAL HIGHLIGHTS

       A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                                                       AT DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                                                       --------------             ------------------------------

                                                                                                INVESTMENT*
                                                                           UNIT                   INCOME     EXPENSE** TOTAL***
                                                                UNITS      VALUE    NET ASSETS     RATIO       RATIO    RETURN
                                                                -----      -----    ----------     -----       -----    ------
Pioneer America Income VCT
2001                                                          27,913,171  1.321798  $36,895,572    5.36%       1.40%     4.99%
Pioneer Balanced VCT
2001                                                          36,150,846  1.560793   56,423,987    2.49        1.40      -3.63
Pioneer Emerging Markets VCT
2001                                                           6,033,103  1.094977    6,606,108     N/A        1.40      -8.49
Pioneer Equity-Income VCT
2001                                                          69,400,771  2.305319  159,990,916    1.83        1.40      -8.27
Pioneer Europe VCT
2001                                                          14,927,725   0.82121   12,258,797    1.59        1.40      -23.75
Pioneer Fund VCT
2001                                                         149,504,478  1.311713  196,106,967    0.83        1.40      -12.10
Pioneer Global Financials VCT
2001                                                             323,498  0.983685      318,221     N/A        1.40      -1.63   (b)
Pioneer Global Health Care VCT
2001                                                             631,283  1.005474      634,738     N/A        1.40       0.55   (b)
Pioneer Global Telecoms VCT
2001                                                             243,541  0.691326      168,366     N/A        1.40      -30.87  (b)
Pioneer Growth Shares VCT
2001                                                          68,890,362  1.033802   71,218,993     N/A        1.40      -19.85
Pioneer High Yield VCT
2001                                                          26,748,774  1.186585   31,739,694    9.14        1.40      14.98
Pioneer International Value VCT (a)
2001                                                          33,498,859  0.944159   31,628,250    0.23        1.40      -24.81
Pioneer Mid-Cap Value VCT
2001                                                          53,130,605  2.083419  110,693,311    0.55        1.40       5.00
Pioneer Money Market VCT
2001                                                          38,835,359  1.238419   48,094,446    3.16        1.40       1.95
Pioneer Real Estate Growth VCT
2001                                                          11,144,496  1.900598   21,181,207    5.04        1.40       6.29
Pioneer Science & Technology VCT
2001                                                          11,814,662  0.499084    5,896,509     N/A        1.40      -32.65
Pioneer Small Cap Value VCT
2001                                                             360,810    1.0848      391,407     N/A        1.40       8.48   (c)
Pioneer Small Company VCT
2001                                                           2,018,744  1.082444    2,185,177     N/A        1.40       8.24   (d)
Pioneer Strategic Income VCT
2001                                                           6,399,276  1.087403    6,958,591    7.70        1.40       5.36
Pioneer Swiss Franc Bond  VCT
2001                                                          34,573,156   0.72854   25,187,926     N/A        1.40      -0.79
AIM V.I. Aggressive Growth
2001                                                           1,552,348   0.75216    1,167,613     N/A        1.40      -24.78  (d)
AIM V.I. Capital Appreciation
2001                                                          29,225,034  0.629411   18,394,558     N/A        1.40      -24.36
Alliance Premier Growth Class B
2001                                                          53,394,507  0.639897   34,166,985     N/A        1.40      -18.56
Alliance Technology Class B
2001                                                          29,566,882  0.475155   14,048,852     N/A        1.40      -26.50
DGPF Growth Opportunities Service Class
2001                                                          11,686,673  0.688651    8,048,039     N/A        1.40      -17.12
DGPF Select Growth Service Class
2001                                                          18,018,756  0.592464   10,675,464     N/A        1.40      -24.97
FT VIP Franklin Small Cap Class 2
2001                                                          23,624,491  0.695265   16,425,282    0.37        1.40      -16.44
FT VIP Templeton Asset Strategy Class 2
2001                                                           3,137,050  0.887035    2,782,673    1.31        1.40      -11.21
FT VIP Templeton International Smaller Companies Class 2
2001                                                           2,084,503  0.925146    1,928,470    2.53        1.40      -4.00
Van Kampen LIT Emerging Growth
2001                                                          39,602,175  0.536759   21,256,823    0.10        1.40      -32.45

*THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUBACCOUNT FROM THE UNDERLYING MUTUAL FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUBACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUBACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(a) NAME CHANGED. SEE NOTE 1.
(b) START DATE OF 5/1/01.
(c) START DATE OF 11/8/01.
(d) START DATE OF 1/19/01.

                            PART C. OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for Allmerica Financial Life Insurance and Annuity Company
         Financial Statements for Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company

         Financial Statements Included in Part C
         None

     (b) EXHIBITS

              EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated October 27, 1994 was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

              EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

              EXHIBIT 3    (a)  Underwriting and Administrative Services
                                Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                           (b) Wholesaling Agreement and Amendment were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                           (c) Sales Agreements with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                           (d) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                           (e) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                           (f) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

              EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 11, and is incorporated by reference herein. Contract Form A was previously filed on April 24, 1998 in Post-

                                Effective Amendment No. 9, and is incorporated by reference herein. Contract Form B was previously filed in Post-Effective Amendment No. 4 on May 1, 1996, and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and are
                                incorporated by reference herein.

              EXHIBIT 5 Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein. Application Form B was previously filed in Post-Effective Amendment No. 4, on May 1, 1996 and is incorporated by reference herein.

              EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws were previously filed in Registrant's initial Registration Statement on November 3, 1994 and are incorporated by reference herein. An Amendment to the Articles of Incorporation and Bylaws were previously filed on October 1, 1996, and are incorporated by reference herein.

              EXHIBIT 7         Not Applicable.

              EXHIBIT 8    (a)  BFDS Agreements for lockbox and mailroom
                                services were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                           (b)  Directors' Power of Attorney is filed herewith.

              EXHIBIT 9         Opinion of Counsel is filed herewith.

              EXHIBIT 10 Consent of Independent Accountants is filed herewith.

              EXHIBIT 11        None.

              EXHIBIT 12        None.

              EXHIBIT 13 Schedule for Computation of Performance Quotations is filed herewith.

              EXHIBIT 14        Not Applicable.

              EXHIBIT 15   (a)  Amendment dated May 1, 2001 to the Pioneer
                                Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment with Pioneer was previously filed in Registrant's Post-Effective Amendment No. 14 (Registration Statement No. 33-85916/811-68848) on April 21,
                                2000, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                           (b) Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of

                                Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement previously was filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                                incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-11377/811-7799, and is
                                incorporated by reference herein.

                           (c) Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and are
                                incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed in Registrant's Post-Effective Amendment No. 14 (Registration Statement No. 33-85916/811-68848) on April 21, 2000, and is
                                incorporated by reference herein.

                           (d) Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                           (e) Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                           (f)  Amendment dated October 19, 2000 to the
                                Participation Agreement with Van Kampen was previously filed on April 27, 2001 in Post-Effective Amendment No. 17, of Registration Statement No. 33-85916/811-8848, and is
                                incorporated
                                by reference herein. Form of Participation
                                Agreement with Van Kampen was previously filed in Registrant's Post-Effective Amendment No. 14 (Registration Statement No. 33-85916/811-68848) on April 21, 2000, and is incorporated by reference herein.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts  01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------

Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 Director (since 2001) and Vice President (since 2000) of First
    Director, President and                 Allmerica; Senior Vice President of Life and Annuity Products
    Chief Executive Officer                 (2001) for The Equitable Life Assurance Society

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First



    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996); Vice President (1990-2001) and Senior
    Director                                Vice President (since 2001) of First Allmerica; Director
                                            (since 1990), President and Chief
                                            Executive Officer (1995- 2001) of
                                            Allmerica Financial Life Insurance
                                            and Annuity Company; Director and
                                            President (since 1998) of Allmerica
                                            Financial Investment Management
                                            Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.      PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                -------------------------------
                                                ALLMERICA FINANCIAL CORPORATION
                                                -------------------------------

   100%              100%            100%             100%             100%         100%           100%
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------
      Allmerica         Financial      Allmerica      First Allmerica  AFC Capital     VeraVest,   First Sterling
        Asset        Profiles, Inc.  Funding Corp.    Financial Life     Trust I          Inc.         Limited
   Management, Inc.                                     Insurance
                                                         Company


    Massachusetts      California    Massachusetts     Massachusetts     Delaware   Massachusetts      Bermuda
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------


                                     100%              100%            100%                        100%
                                     -------------    ---------------  -----------                 --------------
                                       Advantage      Allmerica Trust   Allmerica                  First Sterling
                                       Insurance       Company, N.A.    Financial                   Reinsurance
                                     Network, Inc.                         Life                       Company
                                                                        Insurance                     Limited
                                                                           and
                                                                         Annuity
                                                                         Company
                                                         Federally
                                        Delaware         Chartered       Delaware                      Bermuda
                                     -------------    ---------------  -----------                 --------------


                100%           100%          100%             100%         100%         100%         100%         100%         100%
       -------------  -------------    ----------    -------------  -----------  -----------  -----------  -----------  -----------
         Allmerica      Allmerica      Allmerica        Allmerica    Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
        Investments,   Investment      Financial        Financial   Investments  Investments  Investment   Investment   Investment
            Inc.       Management     Investment        Services     Insurance    Insurance    Insurance    Insurance    Insurance
                      Company, Inc.   Management        Insurance   Agency Inc.    Agency     Agency Inc.  Agency Inc.    Agency,
                                       Services,      Agency, Inc.  of Alabama   of Florida,  of Georgia   of Kentucky    Inc. of
                                          Inc.                                      Inc.                                Mississippi

       Massachusetts  Massachusetts   Massachusetts  Massachusetts    Alabama      Florida      Georgia      Kentucky   Mississippi
       -------------  -------------   -------------  -------------  -----------  -----------  -----------  -----------  -----------


     100%          100%           100%           100%        100%
  ---------   -----------  -------------  ---------  ----  ----------
  Allmerica    Allmerica    The Hanover     Allmerica     Citizens
  Benefits,      Asset       Insurance      Financial    Insurance
    Inc.      Management,     Company       Insurance    Company of
                Limited                     Brokers,      Illinois
                                              Inc.


   Florida      Bermuda    New Hampshire  Massachusetts   Illinois
  ---------   -----------  -------------  -------------  ----------


     100%            100%            100%         100%           100%           100%           100%       100%       100%       100%
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------
Allmerica     Allmerica      The Hanover      Hanover   Massachusetts    Allmerica     AMGRO, Inc.   Citizens   Citizens   Citizens
Financial       Plus          American         Texas    Bay Insurance    Financial                   Insurance  Insurance  Insurance
 Benefit      Insurance      Insurance       Insurance     Company       Alliance                     Company    Company    Company
Insurance    Agency, Inc.      Company      Management                   Insurance                    of Ohio      of       of the
Company                                      Company,                     Company                                America    Midwest
                                               Inc.

Michigan    Massachusetts   New Hampshire     Texas     New Hampshire  New Hampshire  Massachusetts    Ohio     Michigan   Indiana
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------

                                                                                        100%          100%             100%
                                                                               -------------   -----------       ----------
                                                                                  Lloyds          AMGRO           Sterling
                                                                                  Credit       Receivables          Risk
                                                                                Corporation    Corporation       Management
                                                                                                                  Services,
                                                                                                                    Inc.

                                                                               Massachusetts     Delaware         Delaware
                                                                               -------------   -----------       ----------
                                                                                                                        100%
                                                                                                                 -----------
                                                                                                                  Citizens
                                                                                                                 Management
                                                                                                                    Inc.

                                                                                                                  Michigan
                                                                                                                 -----------

                                                                                                   ---------
                                                                                                    Hanover
                                                                                                    Lloyd's
                                                                                                   Insurance
                                                                                                    Company

                                                                                                     Texas
                                                                                                   ---------
                                                                                                   Affiliated Lloyd's plan company,
                                                                                                   controlled by Underwriters for
                                                                                                   the benefit of The Hanover
                                                                                                   Insurance Company


                                                                                                   -------------    -------------
                                                                                                     Allmerica        Allmerica
                                                                                                    Investment       Securities
                                                                                                       Trust           Trust

                                                                                                   Massachusetts    Massachusetts
                                                                                                   -------------    -------------
                                                                                                   Affiliated Management Investment
                                                                                                   Companies


                                                                                                   -------------    -------------
                                                                                                    AAM Growth         AAM High
                                                                                                     & Income        Yield Fund,
                                                                                                    Fund L.P.           L.L.C.

                                                                                                     Delaware       Massachusetts
                                                                                                   -------------    -------------
                                                                                                   L.P. or L.L.C. established for
                                                                                                   the benefit of First Allmerica,
                                                                                                   Allmerica Financial Life, Hanover
                                                                                                   and Citizens


                                                                                  -------------    -------------    -------------
                                                                                    Allmerica        Greendale           AAM
                                                                                   Equity index       Special       Equity Fund
                                                                                       Pool          Placements
                                                                                                        Fund

                                                                                  Massachusetts    Massachusetts    Massachusetts
                                                                                  -------------    -------------    -------------
                                                                                  Grantor Trusts established for the benefit of
                                                                                  First Allmerica, Allmerica Financial Life, Hanover
                                                                                  and Citizens

January 23, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                      NAME                            ADDRESS                   TYPE OF BUSINESS
                      ----                            -------                   ----------------
AAM Equity Fund                                   440 Lincoln Street     Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street     Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street     Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street     Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street     Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street     Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street     Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street     Non-insurance medical services
                                                  Worcester MA 01653



Allmerica Equity Index Pool                       440 Lincoln Street     Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance Company    100 North Parkway      Multi-line property and casualty insurance
                                                  Worcester MA 01605

Allmerica Financial Benefit Insurance Company     645 West Grand River   Multi-line property and casualty insurance
                                                  Howell MI 48843

Allmerica Financial Corporation                   440 Lincoln Street     Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance Brokers, Inc.       440 Lincoln Street     Insurance Broker
                                                  Worcester MA 01653

Allmerica Financial Life Insurance and Annuity    440 Lincoln Street     Life insurance, accident and health
Company                                           Worcester MA 01653     insurance, annuities, variable
                                                                         annuities and variable life insurance

Allmerica Financial Services Insurance Agency,    440 Lincoln Street     Insurance Agency
Inc.                                              Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street     Special purpose funding vehicle for
                                                  Worcester MA 01653     commercial paper

Allmerica Financial Investment Management         440 Lincoln Street     Investment advisory services
Services, Inc. (formerly known as Allmerica       Worcester MA 01653
Institutional Services, Inc. and 440 Financial
Group of  Worcester, Inc.)

Allmerica Investment Management Company, Inc.     440 Lincoln Street     Investment advisory services
                                                  Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street     Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street     Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street     Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street     Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street     Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street     Insurance Agency
Kentucky                                          Worcester MA 01653



Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street     Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street     Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street     Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street     Limited purpose national trust company
                                                  Worcester MA 01653

AMGRO, Inc.                                       100 North Parkway      Premium financing
                                                  Worcester MA 01605

AMGRO Receivables Corporation                     100 North Parkway      Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River   Multi-line property and casualty insurance
                                                  Howell MI 48843

Citizens Insurance Company of Illinois            333 Pierce Road        Multi-line property and casualty insurance
                                                  Itasca IL 60143

Citizens Insurance Company of the  Midwest        3950 Priority Way      Multi-line property and casualty insurance
                                                  South Drive, Suite 200
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                One Prestige Place     Multi-line property and casualty insurance
                                                  Suite 540
                                                  Miamisburg, OH

Citizens Management, Inc.                         645 West Grand River   Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas   Computer software company
                                                  Suite A
                                                  Carlsbad, CA  92008

First Allmerica Financial Life Insurance          440 Lincoln Street     Life, pension, annuity, accident and
Company                                           Worcester MA 01653     health insurance company

First Sterling Limited                            41 Cedar Avenue        Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company Limited        41 Cedar Avenue        Reinsurance Company
                                                  Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street     Massachusetts Grantor Trust
                                                  Worcester MA 01653




The Hanover American Insurance Company            100 North Parkway      Multi-line property and casualty insurance
                                                  Worcester MA 01605

The Hanover Insurance Company                     100 North Parkway      Multi-line property and casualty insurance
                                                  Worcester MA 01605

Hanover Texas Insurance Management Company, Inc.  NationsBank Tower      Attorney-in-fact for Hanover Lloyd's
                                                  15301 Dallas Pkwy.     Insurance Company
                                                  Dallas, TX 75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road      Multi-line property and casualty insurance
                                                  Suite 500
                                                  Dallas TX 75231

Lloyds Credit Corporation                         440 Lincoln Street     Premium financing service franchises
                                                  Worcester MA 01653

Massachusetts Bay Insurance Company               100 North Parkway      Multi-line property and casualty insurance
                                                  Worcester MA 01605

Sterling Risk Management Services, Inc.           440 Lincoln Street     Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street     Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

ITEM 27.      NUMBER OF CONTRACT OWNERS

     As of February 28, 2002, there were 4,580 Contract holders of qualified Contracts and 10,594 Contract holders of non-qualified Contracts.

ITEM 28.      INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors and administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.      PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Account IMO, Separate Account FUVUL,

                    Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account SPVL, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -         Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

     NAME                  POSITION OR OFFICE WITH UNDERWRITER
     ----                  -----------------------------------
Emil J. Aberizk, Jr.       Vice President

Michael J. Brodeur         Vice President Operations

Mark R. Colborn            Vice President

Charles F. Cronin          Secretary/Clerk

Claudia J. Eckels          Vice President

Philip L. Heffernan        Vice President

J. Kendall Huber           Director

Mark A. Hug                Director and Vice President

Mark C. McGivney           Treasurer

William F. Monroe, Jr.     President, Director and Chief Executive Officer

K. David Nunley            Vice President

Stephen Parker             Vice President and Director

Richard M. Reilly          Director and Chairman of the Board

James S. Shorris           Vice President, Chief Compliance Officer and Counsel

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.      MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.      UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
         Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (I) the restrictions on redemption/withdrawal imposed by the Program and by
         Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2002.

                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                            By:  /s/ Charles F. Cronin
                                                 ----------------------
                                                 Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                        TITLE                                                         DATE
----------                        -----                                                         ----
/S/ Warren E. Barnes              Vice President and Corporate Controller                       April 1, 2002
------------------------------
Warren E. Barnes

Edward J. Parry III*              Director, Vice President and Chief Financial Officer
------------------------------

Richard M. Reilly*                Director
------------------------------

John F. O'Brien*                  Director and Chairman of the Board
------------------------------

Bruce C. Anderson*                Director and Vice President
------------------------------

Mark R. Colborn*                  Director and Vice President
------------------------------

John P. Kavanaugh*                Director, Vice President and Chief Investment Officer
------------------------------

J. Kendall Huber*                 Director, Vice President and General Counsel
------------------------------

Mark A. Hug*                      Director, President and Chief Executive Officer
------------------------------

Robert P. Restrepo, Jr.*          Director
------------------------------

Gregory D. Tranter*               Director and Vice President
------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated December 6, 2001 duly executed by such persons.

/S/ Sheila B. St. Hilaire
--------------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-85916)

                                  EXHIBIT TABLE

Exhibit 8(b)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants